UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/13

Date of reporting period:	9/30/13

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	644,830	$9,923,933
MML Equity Income Fund, Initial Class (a)	596,349	7,388,770
MML Focused Equity Fund, Class II (a)	395,016	5,668,474
MML Foreign Fund, Initial Class (a)	474,103	5,020,753
MML Fundamental Growth Fund, Class II (a)	524,653	6,888,696
MML Fundamental Value Fund, Class II (a)	440,303	6,278,714
MML Global Fund, Class I (a)	344,938	3,966,792
MML High Yield Fund, Class II (a)	61,671	673,443
MML Income & Growth Fund, Initial Class (a)	333,965	3,533,351
MML Inflation-Protected and Income Fund, Initial Class (a)	45,806	488,293
MML Large Cap Growth Fund, Initial Class (a)	513,327	6,786,178
MML Managed Bond Fund, Initial Class (a)	371,840	4,685,244
MML Mid Cap Growth Fund, Initial Class (a)	448,336	6,899,886
MML Mid Cap Value Fund, Initial Class (a)	524,070	6,624,246
MML PIMCO Total Return Fund, Class II (a)	286,012	2,957,361
MML Short-Duration Bond Fund, Class II (a)	71,291	714,336
MML Small Cap Growth Equity Fund, Initial Class (a)	207,001	4,289,134
MML Small Company Value Fund, Class II (a)	209,401	4,596,358
MML Strategic Emerging Markets Fund, Class II (a)	206,725	2,056,909
Oppenheimer Global Fund/VA, Non-Service Shares (a)	95,233	3,614,104
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	222,421	1,181,056
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,704,488	4,124,862

		98,360,893

TOTAL MUTUAL FUNDS (Cost $81,276,410)		98,360,893

Value
TOTAL LONG-TERM INVESTMENTS (Cost $81,276,410)	$98,360,893

TOTAL INVESTMENTS — 100.1% (Cost $81,276,410) (b)	98,360,893

Other Assets/(Liabilities) — (0.1)%	(74,149)

NET ASSETS — 100.0%	$98,286,744

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	10,204,525	$123,066,576
American Funds Bond Fund, Class 1	16,078,436	175,576,519
American Funds Growth-Income Fund, Class 1	3,207,274	148,817,522
American Funds International Fund, Class 1	2,531,949	50,360,463

		497,821,080

TOTAL MUTUAL FUNDS (Cost $397,432,112)		497,821,080

TOTAL LONG-TERM INVESTMENTS (Cost $397,432,112)		497,821,080

TOTAL INVESTMENTS — 100.1% (Cost $397,432,112) (a)		497,821,080

Other Assets/(Liabilities) — (0.1)%		(589,924)

NET ASSETS — 100.0%		$497,231,156

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	1,184,869	$86,507,308

TOTAL MUTUAL FUNDS (Cost $60,793,862)		86,507,308

TOTAL LONG-TERM INVESTMENTS (Cost $60,793,862)		86,507,308

TOTAL INVESTMENTS — 100.1% (Cost $60,793,862) (a)		86,507,308

Other Assets/(Liabilities) — (0.1)%		(111,103)

NET ASSETS — 100.0%		$86,396,205

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
American Funds International Fund, Class 1	2,254,479	$44,841,595

TOTAL MUTUAL FUNDS (Cost $35,945,072)		44,841,595

TOTAL LONG-TERM INVESTMENTS (Cost $35,945,072)		44,841,595

TOTAL INVESTMENTS — 100.2% (Cost $35,945,072) (a)		44,841,595

Other Assets/(Liabilities) — (0.2)%		(68,238)

NET ASSETS — 100.0%		$44,773,357

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,875,195	$28,859,249
MML Equity Income Fund, Initial Class (a)	2,299,715	28,493,470
MML Focused Equity Fund, Class II (a)	813,183	11,669,176
MML Foreign Fund, Initial Class (a)	1,714,867	18,160,440
MML Fundamental Growth Fund, Class II (a)	1,481,899	19,457,337
MML Fundamental Value Fund, Class II (a)	1,533,693	21,870,462
MML Global Fund, Class I (a)	1,268,899	14,592,340
MML High Yield Fund, Class II (a)	1,912,122	20,880,372
MML Income & Growth Fund, Initial Class (a)	1,476,109	15,617,231
MML Inflation-Protected and Income Fund, Initial Class (a)	751,287	8,008,714
MML Large Cap Growth Fund, Initial Class (a)	1,429,291	18,895,232
MML Managed Bond Fund, Initial Class (a)	9,277,542	116,898,436
MML Mid Cap Growth Fund, Initial Class (a)	1,201,246	18,487,177
MML Mid Cap Value Fund, Initial Class (a)	1,509,908	19,085,234
MML PIMCO Total Return Fund, Class II (a)	5,925,058	61,265,103
MML Short-Duration Bond Fund, Class II (a)	2,615,197	26,204,269
MML Small Cap Growth Equity Fund, Initial Class (a)	398,897	8,265,299
MML Small Company Value Fund, Class II (a)	537,319	11,794,157
Oppenheimer Global Fund/VA, Non-Service Shares (a)	319,655	12,130,924
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	5,963,458	31,665,961
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	6,441,011	15,587,248

		527,887,831

TOTAL MUTUAL FUNDS (Cost $472,016,619)		527,887,831

Value
TOTAL LONG-TERM INVESTMENTS (Cost $472,016,619)	$527,887,831

TOTAL INVESTMENTS — 100.1% (Cost $472,016,619) (b)	527,887,831

Other Assets/(Liabilities) — (0.1)%	(357,080)

NET ASSETS — 100.0%	$527,530,751

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 4.5%
Chemicals — 4.5%
Ecolab, Inc.	47,700	$4,710,852
FMC Corp.	10,300	738,716
Monsanto Co.	23,350	2,437,040
Praxair, Inc.	43,630	5,244,762
The Sherwin-Williams Co.	29,000	5,283,220

		18,414,590

Communications — 24.2%
Internet — 20.5%
Akamai Technologies, Inc. (a)	30,900	1,597,530
Amazon.com, Inc. (a)	60,650	18,961,616
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	32,000	4,965,760
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	12,000	701,160
eBay, Inc. (a)	130,700	7,291,753
Facebook, Inc. Class A (a)	128,376	6,449,610
Google, Inc. Class A (a)	24,300	21,284,613
LinkedIn Corp. (a)	14,500	3,567,870
NAVER Corp.	291	150,958
Netflix, Inc. (a)	6,300	1,948,023
Priceline.com, Inc. (a)	13,500	13,647,825
Tencent Holdings Ltd.	59,100	3,104,344
TripAdvisor, Inc. (a)	8,400	637,056

		84,308,118

Media — 2.1%
Discovery Communications, Inc. Series C (a)	68,975	5,388,327
Liberty Global PLC (a)	2,000	158,700
Twenty-First Century Fox. Class A	47,300	1,584,550
The Walt Disney Co.	21,200	1,367,188

		8,498,765

Telecommunications — 1.6%
Juniper Networks, Inc. (a)	6,350	126,111
QUALCOMM, Inc.	85,600	5,766,016
Softbank Corp.	9,600	667,175

		6,559,302

		99,366,185

Consumer, Cyclical — 17.4%
Airlines — 0.3%
Delta Air Lines, Inc.	51,300	1,210,167

Apparel — 1.0%
Nike, Inc. Class B	30,040	2,182,106
Ralph Lauren Corp.	11,200	1,844,976

	Number of Shares	Value
VF Corp.	1,300	$258,765

		4,285,847

Auto Manufacturers — 0.6%
Tesla Motors, Inc. (a)	12,100	2,340,382

Distribution & Wholesale — 1.6%
Fastenal Co.	57,100	2,869,275
Fossil Group, Inc. (a)	22,700	2,638,648
W.W. Grainger, Inc.	4,000	1,046,840

		6,554,763

Home Builders — 0.0%
D.R. Horton, Inc.	2,100	40,803
Lennar Corp. Class A	3,600	127,440

		168,243

Leisure Time — 0.7%
Carnival Corp.	6,200	202,368
Harley-Davidson, Inc.	40,900	2,627,416

		2,829,784

Lodging — 3.2%
Las Vegas Sands Corp.	96,900	6,436,098
Marriott International, Inc. Class A	26,087	1,097,219
Starwood Hotels & Resorts Worldwide, Inc.	59,200	3,933,840
Wynn Macau Ltd.	79,200	270,684
Wynn Resorts Ltd.	7,800	1,232,478

		12,970,319

Retail — 10.0%
Chipotle Mexican Grill, Inc. (a)	9,600	4,115,520
Costco Wholesale Corp.	14,400	1,657,728
CVS Caremark Corp.	27,700	1,571,975
Dollar Tree, Inc. (a)	31,700	1,811,972
The Home Depot, Inc.	50,200	3,807,670
L Brands, Inc.	42,400	2,590,640
Lowe’s Cos., Inc.	75,000	3,570,750
Lululemon Athletica, Inc. (a)	27,300	1,995,357
Michael Kors Holdings Ltd. (a)	11,400	849,528
O’Reilly Automotive, Inc. (a)	31,600	4,031,844
PVH Corp.	21,300	2,528,097
Ross Stores, Inc.	29,900	2,176,720
Starbucks Corp.	112,000	8,620,640
Tiffany & Co.	6,300	482,706
Tractor Supply Co.	18,400	1,235,928

		41,047,075

		71,406,580

Consumer, Non-cyclical — 22.4%
Beverages — 1.2%
The Coca-Cola Co.	700	26,516
Constellation Brands, Inc. Class A (a)	4,400	252,560

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Green Mountain Coffee Roasters, Inc. (a)	35,800	$2,696,814
Monster Beverage Corp. (a)	11,600	606,100
PepsiCo, Inc.	16,100	1,279,950

		4,861,940

Biotechnology — 5.8%
Alexion Pharmaceuticals, Inc. (a)	33,700	3,914,592
Biogen Idec, Inc. (a)	33,500	8,065,460
Celgene Corp. (a)	51,300	7,896,609
Regeneron Pharmaceuticals, Inc. (a)	12,200	3,817,014
Vertex Pharmaceuticals, Inc. (a)	500	37,910

		23,731,585

Commercial Services — 7.4%
Alliance Data Systems Corp. (a)	10,100	2,135,847
MasterCard, Inc. Class A	19,390	13,045,204
McKesson Corp.	56,600	7,261,780
Verisk Analytics, Inc. Class A (a)	600	38,976
Visa, Inc. Class A	41,480	7,926,828

		30,408,635

Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	22,600	1,708,334

Foods — 1.0%
The Kroger Co.	8,700	350,958
Whole Foods Market, Inc.	61,000	3,568,500

		3,919,458

Health Care – Products — 0.6%
Baxter International, Inc.	800	52,552
Becton, Dickinson & Co.	1,600	160,032
Covidien PLC	16,400	999,416
Edwards Lifesciences Corp. (a)	900	62,667
Henry Schein, Inc. (a)	1,100	114,070
Stryker Corp.	17,430	1,178,094

		2,566,831

Health Care – Services — 1.7%
Aetna, Inc.	11,700	749,034
Thermo Fisher Scientific, Inc.	45,700	4,211,255
UnitedHealth Group, Inc.	28,000	2,005,080

		6,965,369

Pharmaceuticals — 4.3%
Allergan, Inc.	7,160	647,622
AmerisourceBergen Corp.	500	30,550
Express Scripts Holding Co. (a)	38,900	2,403,242
Gilead Sciences, Inc. (a)	189,400	11,901,896
Perrigo Co.	3,600	444,168
Pharmacyclics, Inc. (a)	2,400	332,208
Valeant Pharmaceuticals International, Inc. (a)	16,300	1,700,579

		17,460,265

		91,622,417

	Number of Shares	Value
Energy — 4.5%
Oil & Gas — 3.5%
Concho Resources, Inc. (a)	13,500	$1,468,935
EOG Resources, Inc.	11,990	2,029,667
EQT Corp.	29,100	2,581,752
Pioneer Natural Resources Co.	28,800	5,437,440
Range Resources Corp.	38,900	2,952,121

		14,469,915

Oil & Gas Services — 1.0%
Cameron International Corp. (a)	3,500	204,295
FMC Technologies, Inc. (a)	4,800	266,016
Schlumberger Ltd.	40,700	3,596,252

		4,066,563

		18,536,478

Financial — 9.5%
Banks — 1.3%
Northern Trust Corp.	15,700	853,923
State Street Corp.	52,400	3,445,300
U.S. Bancorp	30,700	1,123,006

		5,422,229

Diversified Financial — 6.1%
American Express Co.	60,950	4,602,944
Ameriprise Financial, Inc.	16,100	1,466,388
Citigroup, Inc.	45,800	2,221,758
Franklin Resources, Inc.	86,050	4,349,827
The Goldman Sachs Group, Inc.	2,050	324,331
IntercontinentalExchange, Inc. (a)	12,050	2,186,111
Invesco Ltd.	139,200	4,440,480
JP Morgan Chase & Co.	14,800	765,012
Morgan Stanley	102,200	2,754,290
TD Ameritrade Holding Corp.	67,600	1,769,768

		24,880,909

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	23,800	1,036,490

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	101,070	7,492,319

		38,831,947

Industrial — 12.2%
Aerospace & Defense — 2.3%
The Boeing Co.	55,500	6,521,250
United Technologies Corp.	26,000	2,803,320

		9,324,570

Electronics — 0.0%
Trimble Navigation Ltd. (a)	2,700	80,217

Machinery – Diversified — 0.8%
Flowserve Corp.	10,600	661,334

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Roper Industries, Inc.	16,400	$2,179,068
Wabtec Corp.	6,200	389,794

		3,230,196

Manufacturing — 3.7%
3M Co.	3,900	465,699
Danaher Corp.	169,060	11,719,239
Honeywell International, Inc.	34,400	2,856,576

		15,041,514

Metal Fabricate & Hardware — 2.0%
Precision Castparts Corp.	36,900	8,385,156

Transportation — 3.4%
FedEx Corp.	17,500	1,996,925
J.B. Hunt Transport Services, Inc.	7,800	568,854
Kansas City Southern	28,000	3,062,080
Union Pacific Corp.	37,500	5,825,250
United Continental Holdings, Inc. (a)	78,500	2,410,735

		13,863,844

		49,925,497

Technology — 4.7%
Computers — 2.4%
Accenture PLC Class A	12,250	902,090
Apple, Inc.	9,420	4,490,985
Cognizant Technology Solutions Corp. Class A (a)	42,300	3,473,676
IHS, Inc. Class A (a)	10,000	1,141,800

		10,008,551

Semiconductors — 0.1%
Xilinx, Inc.	6,200	290,532

Software — 2.2%
Autodesk, Inc. (a)	3,200	131,744
Citrix Systems, Inc. (a)	500	35,305
Fiserv, Inc. (a)	21,770	2,199,859
Intuit, Inc.	1,200	79,572
Red Hat, Inc. (a)	38,400	1,771,776
Salesforce.com, Inc. (a)	94,500	4,905,495

		9,123,751

		19,422,834

TOTAL COMMON STOCK (Cost $264,965,439)		407,526,528

TOTAL EQUITIES (Cost $264,965,439)		407,526,528

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	$1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $264,966,440)		407,527,529

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$3,554,106	3,554,106

TOTAL SHORT-TERM INVESTMENTS (Cost $3,554,106)		3,554,106

TOTAL INVESTMENTS — 100.3% (Cost $268,520,546) (c)		411,081,635

Other Assets/(Liabilities) — (0.3)%		(1,031,226)

NET ASSETS — 100.0%		$410,050,409

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,554,107. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $3,627,987.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,302,895	$20,051,557
MML Equity Income Fund, Initial Class (a)	1,811,949	22,450,054
MML Focused Equity Fund, Class II (a)	458,472	6,579,069
MML Foreign Fund, Initial Class (a)	1,240,997	13,142,156
MML Fundamental Growth Fund, Class II (a)	1,029,739	13,520,479
MML Fundamental Value Fund, Class II (a)	1,181,598	16,849,584
MML Global Fund, Class I (a)	896,016	10,304,188
MML High Yield Fund, Class II (a)	1,959,097	21,393,337
MML Income & Growth Fund, Initial Class (a)	1,188,503	12,574,365
MML Inflation-Protected and Income Fund, Initial Class (a)	650,175	6,930,865
MML Large Cap Growth Fund, Initial Class (a)	970,003	12,823,445
MML Managed Bond Fund, Initial Class (a)	9,584,294	120,763,552
MML Mid Cap Growth Fund, Initial Class (a)	728,762	11,215,651
MML Mid Cap Value Fund, Initial Class (a)	1,030,970	13,031,460
MML PIMCO Total Return Fund, Class II (a)	6,127,514	63,358,491
MML Short-Duration Bond Fund, Class II (a)	3,037,216	30,432,905
MML Small Cap Growth Equity Fund, Initial Class (a)	230,403	4,774,048
MML Small Company Value Fund, Class II (a)	307,446	6,748,431
Oppenheimer Global Fund/VA, Non-Service Shares (a)	212,495	8,064,166
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	6,020,391	31,968,275
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	4,150,933	10,045,259

		457,021,337

TOTAL MUTUAL FUNDS (Cost $426,203,879)		457,021,337

Value
TOTAL LONG-TERM INVESTMENTS (Cost $426,203,879)	$457,021,337

TOTAL INVESTMENTS — 100.1% (Cost $426,203,879) (b)	457,021,337

Other Assets/(Liabilities) — (0.1)%	(315,187)

NET ASSETS — 100.0%	$456,706,150

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.0%

COMMON STOCK — 92.3%
Basic Materials — 4.8%
Chemicals — 0.9%
E.I. du Pont de Nemours & Co.	54,100	$3,168,096
Potash Corp. of Saskatchewan, Inc.	66,700	2,086,376

		5,254,472

Forest Products & Paper — 1.8%
International Paper Co.	165,800	7,427,840
MeadWestvaco Corp.	81,100	3,112,618

		10,540,458

Iron & Steel — 1.1%
Cliffs Natural Resources, Inc.	43,900	899,950
Nucor Corp.	103,200	5,058,864

		5,958,814

Mining — 1.0%
Newmont Mining Corp.	68,000	1,910,800
Vulcan Materials Co.	72,800	3,771,768

		5,682,568

		27,436,312

Communications — 10.2%
Media — 3.8%
Cablevision Systems Corp. Class A	152,800	2,573,152
Comcast Corp. Class A	67,000	3,025,050
The McGraw Hill Financial, Inc.	73,300	4,807,747
The New York Times Co. Class A (a)	139,100	1,748,487
Time Warner, Inc.	102,733	6,760,859
The Walt Disney Co.	45,700	2,947,193

		21,862,488

Telecommunications — 6.4%
AT&T, Inc.	241,000	8,150,620
CenturyLink, Inc.	84,305	2,645,491
Cisco Systems, Inc.	217,700	5,098,534
Corning, Inc.	309,100	4,509,769
Harris Corp.	88,100	5,224,330
Nokia Corp. Sponsored ADR (Finland) (a)	277,300	1,805,223
Telefonica SA (a)	115,473	1,804,736
Verizon Communications, Inc.	103,200	4,815,312
Vodafone Group PLC	635,665	2,241,499

		36,295,514

		58,158,002

Consumer, Cyclical — 6.5%
Auto Manufacturers — 0.6%
Ford Motor Co.	205,700	3,470,159

	Number of Shares	Value
Automotive & Parts — 0.6%
Johnson Controls, Inc.	86,700	$3,598,050

Distribution & Wholesale — 0.6%
Genuine Parts Co.	40,600	3,284,134

Entertainment — 0.5%
The Madison Square Garden Co. Class A (a)	43,725	2,539,111

Home Furnishing — 0.1%
Whirlpool Corp.	4,200	615,048

Leisure Time — 0.7%
Carnival Corp.	122,600	4,001,664

Retail — 2.4%
Kohl’s Corp.	118,500	6,132,375
Macy’s, Inc.	77,300	3,344,771
Staples, Inc.	270,400	3,961,360
Tiffany & Co.	3,900	298,818

		13,737,324

Toys, Games & Hobbies — 1.0%
Mattel, Inc.	138,200	5,785,052

		37,030,542

Consumer, Non-cyclical — 11.0%
Agriculture — 1.0%
Archer-Daniels-Midland Co.	154,200	5,680,728

Beverages — 0.8%
PepsiCo, Inc.	61,300	4,873,350

Commercial Services — 0.4%
Western Union Co.	119,600	2,231,736

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	208,800	4,301,280

Foods — 1.3%
Campbell Soup Co.	121,300	4,938,123
McCormick & Co., Inc.	34,600	2,238,620

		7,176,743

Health Care – Products — 1.4%
Johnson & Johnson	94,900	8,226,881

Health Care – Services — 0.5%
Quest Diagnostics, Inc.	45,600	2,817,624

Household Products — 1.0%
The Clorox Co.	66,700	5,450,724

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	119,900	5,548,972
GlaxoSmithKline PLC	41,081	1,032,486
Hospira, Inc. (a)	51,300	2,011,986
Merck & Co., Inc.	135,600	6,455,916
Pfizer, Inc.	251,554	7,222,116

		22,271,476

		63,030,542

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 14.8%
Coal — 0.7%
CONSOL Energy, Inc.	113,200	$3,809,180

Oil & Gas — 13.1%
Anadarko Petroleum Corp.	65,500	6,090,845
Apache Corp.	123,200	10,489,248
BP PLC Sponsored ADR (United Kingdom)	66,600	2,799,198
Chevron Corp.	110,000	13,365,000
ConocoPhillips	33,900	2,356,389
Diamond Offshore Drilling, Inc.	56,200	3,502,384
ENI SpA	36,201	834,634
Exxon Mobil Corp.	114,300	9,834,372
Hess Corp.	82,500	6,380,550
Murphy Oil Corp.	95,100	5,736,432
Murphy USA, Inc. (a)	23,775	960,272
Petroleo Brasileiro SA Sponsored ADR (Brazil)	236,100	3,657,189
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	119,200	7,829,056
Talisman Energy, Inc.	112,900	1,298,350

		75,133,919

Oil & Gas Services — 1.0%
Schlumberger Ltd.	67,500	5,964,300

		84,907,399

Financial — 18.7%
Banks — 9.0%
Bank of America Corp.	536,477	7,403,383
Bank of New York Mellon Corp.	5,400	163,026
Capital One Financial Corp.	58,700	4,035,038
Northern Trust Corp.	92,800	5,047,392
PNC Financial Services Group, Inc.	103,100	7,469,595
Regions Financial Corp.	226,100	2,093,686
SunTrust Banks, Inc.	157,000	5,089,940
U.S. Bancorp	252,600	9,240,108
Wells Fargo & Co.	273,000	11,280,360

		51,822,528

Diversified Financial — 4.5%
American Express Co.	89,100	6,728,832
JP Morgan Chase & Co.	285,100	14,736,819
Legg Mason, Inc.	130,300	4,357,232

		25,822,883

Insurance — 4.5%
The Allstate Corp.	123,700	6,253,035
The Chubb Corp.	29,900	2,668,874
Lincoln National Corp.	90,100	3,783,299
Loews Corp.	40,600	1,897,644
Marsh & McLennan Cos., Inc.	156,000	6,793,800
Sun Life Financial, Inc.	68,900	2,202,733

	Number of Shares	Value
Willis Group Holdings PLC	51,300	$2,222,829

		25,822,214

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	133,442	3,820,444

		107,288,069

Industrial — 14.9%
Aerospace & Defense — 1.5%
The Boeing Co.	54,800	6,439,000
Lockheed Martin Corp.	17,000	2,168,350

		8,607,350

Building Materials — 0.9%
Masco Corp.	147,300	3,134,544
USG Corp. (a)	78,700	2,249,246

		5,383,790

Electrical Components & Equipment — 1.2%
Emerson Electric Co.	104,900	6,787,030

Electronics — 0.4%
Agilent Technologies, Inc.	46,200	2,367,750

Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	56,900	2,904,176

Machinery – Diversified — 0.5%
Xylem, Inc.	102,200	2,854,446

Manufacturing — 6.9%
3M Co.	50,700	6,054,087
Eaton Corp. PLC	44,884	3,089,815
General Electric Co.	641,500	15,325,435
Honeywell International, Inc.	85,200	7,075,008
Illinois Tool Works, Inc.	102,100	7,787,167

		39,331,512

Transportation — 3.0%
Norfolk Southern Corp.	81,800	6,327,230
United Continental Holdings, Inc. (a)	153,300	4,707,843
United Parcel Service, Inc. Class B	64,100	5,856,817

		16,891,890

		85,127,944

Technology — 6.2%
Computers — 2.6%
Apple, Inc.	13,400	6,388,450
Computer Sciences Corp.	75,500	3,906,370
Dell, Inc.	340,000	4,681,800

		14,976,620

Semiconductors — 2.2%
Analog Devices, Inc.	85,100	4,003,955
Applied Materials, Inc.	259,400	4,549,876

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	97,800	$3,938,406

		12,492,237

Software — 1.4%
CA, Inc.	50,600	1,501,302
Microsoft Corp.	198,100	6,598,711

		8,100,013

		35,568,870

Utilities — 5.2%
Electric — 4.1%
The AES Corp.	151,700	2,016,093
Duke Energy Corp.	95,833	6,399,728
Entergy Corp.	79,500	5,023,605
Exelon Corp.	144,400	4,280,016
FirstEnergy Corp.	76,400	2,784,780
Xcel Energy, Inc.	118,600	3,274,546

		23,778,768

Gas — 1.1%
NiSource, Inc.	201,200	6,215,068

		29,993,836

TOTAL COMMON STOCK (Cost $377,617,260)		528,541,516

PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.6%
Auto Manufacturers — 0.6%
General Motors Co. 4.750%	71,600	3,590,740

Financial — 0.1%
Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co. 6.375%	5,400	286,092

TOTAL PREFERRED STOCK (Cost $3,827,798)		3,876,832

TOTAL EQUITIES (Cost $381,445,058)		532,418,348

MUTUAL FUNDS — 1.1%
Diversified Financial — 1.1%
T. Rowe Price Reserve Investment Fund	6,433,852	6,433,852

TOTAL MUTUAL FUNDS (Cost $6,433,852)		6,433,852

TOTAL LONG-TERM INVESTMENTS (Cost $387,878,910)		538,852,200

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.4%
Repurchase Agreement — 5.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$31,319,153	$31,319,153

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	20,441	20,441

TOTAL SHORT-TERM INVESTMENTS (Cost $31,339,594)		31,339,594

TOTAL INVESTMENTS — 99.5% (Cost $419,218,504) (c)		570,191,794

Other Assets/(Liabilities) — 0.5%		2,596,795

NET ASSETS — 100.0%		$572,788,589

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $31,319,162. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $31,945,880.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 3.3%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	5,099	$543,400
Airgas, Inc.	1,578	167,347
CF Industries Holdings, Inc.	1,397	294,530
The Dow Chemical Co.	29,461	1,131,302
E.I. du Pont de Nemours & Co.	22,588	1,322,753
Eastman Chemical Co.	3,707	288,775
Ecolab, Inc.	6,625	654,285
FMC Corp.	3,328	238,684
International Flavors & Fragrances, Inc.	1,994	164,106
LyondellBasell Industries NV Class A	10,929	800,331
Monsanto Co.	13,004	1,357,228
The Mosaic Co.	8,323	358,055
PPG Industries, Inc.	3,469	579,531
Praxair, Inc.	7,190	864,310
The Sherwin-Williams Co.	2,147	391,141
Sigma-Aldrich Corp.	2,916	248,735

		9,404,513

Forest Products & Paper — 0.2%
International Paper Co.	10,882	487,514
MeadWestvaco Corp.	4,396	168,718

		656,232

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,599	79,321
Cliffs Natural Resources, Inc.	3,757	77,019
Nucor Corp.	7,695	377,209
United States Steel Corp.	3,654	75,236

		608,785

Mining — 0.4%
Alcoa, Inc.	25,830	209,740
Freeport-McMoRan Copper & Gold, Inc.	25,238	834,873
Newmont Mining Corp.	12,189	342,511
Vulcan Materials Co.	3,189	165,222

		1,552,346

		12,221,876

Communications — 12.0%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	10,204	175,305
Omnicom Group, Inc.	6,310	400,306

		575,611

	Number of Shares	Value
Internet — 3.8%
Akamai Technologies, Inc. (a)	4,296	$222,103
Amazon.com, Inc. (a)	9,024	2,821,263
eBay, Inc. (a)	28,461	1,587,839
Expedia, Inc.	2,617	135,534
F5 Networks, Inc. (a)	1,902	163,116
Google, Inc. Class A (a)	6,824	5,977,210
Netflix, Inc. (a)	1,436	444,026
Priceline.com, Inc. (a)	1,256	1,269,753
Symantec Corp.	16,870	417,532
TripAdvisor, Inc. (a)	2,752	208,712
VeriSign, Inc. (a)	3,265	166,156
Yahoo!, Inc. (a)	23,230	770,307

		14,183,551

Media — 3.7%
Cablevision Systems Corp. Class A	5,210	87,736
CBS Corp. Class B	13,700	755,692
Comcast Corp. Class A	63,810	2,881,022
DIRECTV (a)	12,452	744,007
Discovery Communications, Inc. Series A (a)	5,634	475,622
Gannett Co., Inc.	5,453	146,086
The McGraw Hill Financial, Inc.	6,683	438,338
News Corp. (a)	12,131	194,824
Nielsen Holdings NV	5,109	186,223
Scripps Networks Interactive Class A	2,677	209,100
Time Warner Cable, Inc.	6,971	777,964
Time Warner, Inc.	22,431	1,476,184
Twenty-First Century Fox. Class A	48,524	1,625,554
Viacom, Inc. Class B	10,579	884,193
The Walt Disney Co.	40,531	2,613,844
The Washington Post Co. Class B	105	64,192

		13,560,581

Telecommunications — 4.3%
AT&T, Inc.	129,615	4,383,579
CenturyLink, Inc.	14,541	456,297
Cisco Systems, Inc.	130,821	3,063,828
Corning, Inc.	35,917	524,029
Crown Castle International Corp. (a)	7,107	519,024
Frontier Communications Corp.	23,686	98,771
Harris Corp.	2,633	156,137
JDS Uniphase Corp. (a)	5,930	87,230
Juniper Networks, Inc. (a)	12,213	242,550
Motorola Solutions, Inc.	5,780	343,216
QUALCOMM, Inc.	41,858	2,819,555
Verizon Communications, Inc.	69,904	3,261,721
Windstream Holdings, Inc.	14,725	117,800

		16,073,737

		44,393,480

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.7%
Airlines — 0.2%
Delta Air Lines, Inc.	21,055	$496,688
Southwest Airlines Co.	17,536	255,324

		752,012

Apparel — 0.6%
Nike, Inc. Class B	18,249	1,325,607
Ralph Lauren Corp.	1,472	242,483
VF Corp.	2,125	422,981

		1,991,071

Auto Manufacturers — 0.8%
Ford Motor Co.	96,307	1,624,699
General Motors Co. (a)	22,930	824,792
Paccar, Inc.	8,646	481,237

		2,930,728

Automotive & Parts — 0.4%
BorgWarner, Inc.	2,773	281,154
Delphi Automotive PLC	6,852	400,294
The Goodyear Tire & Rubber Co. (a)	6,060	136,047
Johnson Controls, Inc.	16,719	693,839

		1,511,334

Distribution & Wholesale — 0.3%
Fastenal Co.	6,567	329,992
Fossil Group, Inc. (a)	1,228	142,743
Genuine Parts Co.	3,758	303,984
W.W. Grainger, Inc.	1,507	394,397

		1,171,116

Entertainment — 0.0%
International Game Technology	6,125	115,946

Home Builders — 0.1%
D.R. Horton, Inc.	6,697	130,123
Lennar Corp. Class A	4,125	146,025
PulteGroup, Inc.	8,727	143,995

		420,143

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,718	113,783
Whirlpool Corp.	1,930	282,629

		396,412

Housewares — 0.1%
Newell Rubbermaid, Inc.	7,120	195,800

Leisure Time — 0.2%
Carnival Corp.	10,761	351,239
Harley-Davidson, Inc.	5,420	348,181

		699,420

Lodging — 0.3%
Marriott International, Inc. Class A	5,479	230,446
Starwood Hotels & Resorts Worldwide, Inc.	4,753	315,837

	Number of Shares	Value
Wyndham Worldwide Corp.	3,298	$201,079
Wynn Resorts Ltd.	1,984	313,492

		1,060,854

Retail — 6.5%
Abercrombie & Fitch Co. Class A	1,856	65,647
AutoNation, Inc. (a)	1,550	80,864
AutoZone, Inc. (a)	863	364,816
Bed Bath & Beyond, Inc. (a)	5,337	412,870
Best Buy Co., Inc.	6,620	248,250
CarMax, Inc. (a)	5,501	266,633
Chipotle Mexican Grill, Inc. (a)	761	326,241
Coach, Inc.	6,807	371,186
Costco Wholesale Corp.	10,646	1,225,568
CVS Caremark Corp.	29,999	1,702,443
Darden Restaurants, Inc.	3,192	147,758
Dollar General Corp. (a)	7,276	410,803
Dollar Tree, Inc. (a)	5,530	316,095
Family Dollar Stores, Inc.	2,300	165,646
GameStop Corp. Class A	2,859	141,949
The Gap, Inc.	6,697	269,755
The Home Depot, Inc.	34,920	2,648,682
J.C. Penney Co., Inc. (a)	7,431	65,541
Kohl’s Corp.	4,973	257,353
L Brands, Inc.	5,960	364,156
Lowe’s Cos., Inc.	25,622	1,219,863
Macy’s, Inc.	9,146	395,747
McDonald’s Corp.	24,437	2,351,084
Nordstrom, Inc.	3,462	194,564
O’Reilly Automotive, Inc. (a)	2,675	341,303
PetSmart, Inc.	2,606	198,734
PVH Corp.	1,988	235,956
Ross Stores, Inc.	5,347	389,262
Staples, Inc.	16,328	239,205
Starbucks Corp.	18,387	1,415,247
Target Corp.	15,402	985,420
Tiffany & Co.	2,667	204,346
The TJX Cos., Inc.	17,409	981,694
Urban Outfitters, Inc. (a)	2,740	100,750
Wal-Mart Stores, Inc.	39,691	2,935,546
Walgreen Co.	21,248	1,143,142
Yum! Brands, Inc.	10,952	781,863

		23,965,982

Textiles — 0.0%
Cintas Corp.	2,553	130,714

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,723	128,362
Mattel, Inc.	8,364	350,117

		478,479

		35,820,011

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.4%
Agriculture — 1.7%
Altria Group, Inc.	48,948	$1,681,364
Archer-Daniels-Midland Co.	15,945	587,414
Lorillard, Inc.	9,157	410,050
Philip Morris International, Inc.	39,442	3,415,283
Reynolds American, Inc.	7,818	381,362

		6,475,473

Beverages — 2.1%
Brown-Forman Corp. Class B	3,962	269,931
The Coca-Cola Co.	93,022	3,523,673
Coca-Cola Enterprises, Inc.	6,176	248,337
Constellation Brands, Inc. Class A (a)	4,029	231,265
Dr. Pepper Snapple Group, Inc.	4,892	219,260
Molson Coors Brewing Co. Class B	3,910	196,008
Monster Beverage Corp. (a)	3,308	172,843
PepsiCo, Inc.	37,562	2,986,179

		7,847,496

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	4,752	551,992
Amgen, Inc.	18,376	2,057,009
Biogen Idec, Inc. (a)	5,816	1,400,260
Celgene Corp. (a)	10,021	1,542,533
Life Technologies Corp. (a)	4,188	313,388
Regeneron Pharmaceuticals, Inc. (a)	1,910	597,582
Vertex Pharmaceuticals, Inc. (a)	5,678	430,506

		6,893,270

Commercial Services — 2.0%
The ADT Corp.	4,882	198,502
Automatic Data Processing, Inc.	11,830	856,255
Equifax, Inc.	2,890	172,967
H&R Block, Inc.	6,515	173,690
Iron Mountain, Inc.	4,151	112,160
MasterCard, Inc. Class A	2,529	1,701,461
McKesson Corp.	5,604	718,993
Moody’s Corp.	4,681	329,215
Paychex, Inc.	7,856	319,268
Quanta Services, Inc. (a)	5,092	140,081
Robert Half International, Inc.	3,333	130,087
Total System Services, Inc.	3,920	115,326
Visa, Inc. Class A	12,591	2,406,140
Western Union Co.	13,509	252,078

		7,626,223

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	10,651	219,411
Colgate-Palmolive Co.	21,525	1,276,432
The Estee Lauder Cos., Inc. Class A	6,232	435,617
The Procter & Gamble Co.	66,877	5,055,232

		6,986,692

	Number of Shares	Value
Foods — 1.8%
Campbell Soup Co.	4,303	$175,175
ConAgra Foods, Inc.	10,279	311,865
General Mills, Inc.	15,732	753,877
The Hershey Co.	3,688	341,140
Hormel Foods Corp.	3,209	135,163
The J.M. Smucker Co.	2,602	273,314
Kellogg Co.	6,346	372,701
Kraft Foods Group, Inc.	14,550	763,002
The Kroger Co.	12,633	509,615
McCormick & Co., Inc.	3,202	207,169
Mondelez International, Inc. Class A	43,373	1,362,780
Safeway, Inc.	6,009	192,228
Sysco Corp.	14,419	458,957
Tyson Foods, Inc. Class A	6,844	193,548
Whole Foods Market, Inc.	9,070	530,595

		6,581,129

Health Care – Products — 3.2%
Baxter International, Inc.	13,202	867,239
Becton, Dickinson & Co.	4,760	476,095
Boston Scientific Corp. (a)	32,846	385,612
C.R. Bard, Inc.	1,937	223,142
CareFusion Corp. (a)	5,097	188,079
Covidien PLC	11,216	683,503
Edwards Lifesciences Corp. (a)	2,779	193,502
Intuitive Surgical, Inc. (a)	982	369,497
Johnson & Johnson	68,749	5,959,851
Medtronic, Inc.	24,329	1,295,519
St. Jude Medical, Inc.	6,951	372,852
Stryker Corp.	7,175	484,958
Varian Medical Systems, Inc. (a)	2,642	197,437
Zimmer Holdings, Inc.	4,139	339,978

		12,037,264

Health Care – Services — 1.5%
Aetna, Inc.	9,038	578,613
Cigna Corp.	6,890	529,566
DaVita HealthCare Partners, Inc. (a)	4,316	245,580
Humana, Inc.	3,834	357,827
Laboratory Corporation of America Holdings (a)	2,186	216,720
Quest Diagnostics, Inc.	3,648	225,410
Tenet Healthcare Corp. (a)	2,488	102,481
Thermo Fisher Scientific, Inc.	8,734	804,838
UnitedHealth Group, Inc.	24,851	1,779,580
WellPoint, Inc.	7,318	611,858

		5,452,473

Household Products — 0.4%
Avery Dennison Corp.	2,358	102,620
Beam, Inc.	3,951	255,432
The Clorox Co.	3,134	256,111
Kimberly-Clark Corp.	9,368	882,653

		1,496,816

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.9%
Abbott Laboratories	37,959	$1,259,859
AbbVie, Inc.	38,794	1,735,255
Actavis, Inc. (a)	4,229	608,976
Allergan, Inc.	7,222	653,230
AmerisourceBergen Corp.	5,585	341,243
Bristol-Myers Squibb Co.	40,228	1,861,752
Cardinal Health, Inc.	8,359	435,922
DENTSPLY International, Inc.	3,537	153,541
Eli Lilly & Co.	24,172	1,216,577
Express Scripts Holding Co. (a)	19,894	1,229,051
Forest Laboratories, Inc. (a)	5,692	243,561
Gilead Sciences, Inc. (a)	37,317	2,345,000
Hospira, Inc. (a)	3,952	154,997
Mead Johnson Nutrition Co.	4,911	364,691
Merck & Co., Inc.	71,426	3,400,592
Mylan, Inc. (a)	9,304	355,134
Patterson Cos., Inc.	1,940	77,988
Perrigo Co.	2,303	284,144
Pfizer, Inc.	161,553	4,638,187
Zoetis, Inc.	12,190	379,353

		21,739,053

		83,135,889

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,682	209,258

Energy — 10.4%
Coal — 0.1%
CONSOL Energy, Inc.	5,491	184,772
Peabody Energy Corp.	6,533	112,694

		297,466

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,670	67,151

Oil & Gas — 8.2%
Anadarko Petroleum Corp.	12,306	1,144,335
Apache Corp.	9,867	840,076
Cabot Oil & Gas Corp.	10,236	382,008
Chesapeake Energy Corp.	12,225	316,383
Chevron Corp.	47,173	5,731,519
ConocoPhillips	29,811	2,072,163
Denbury Resources, Inc. (a)	9,199	169,354
Devon Energy Corp.	9,248	534,164
Diamond Offshore Drilling, Inc.	1,713	106,754
Ensco PLC Class A	5,621	302,129
EOG Resources, Inc.	6,644	1,124,696
EQT Corp.	3,629	321,965
Exxon Mobil Corp.	107,489	9,248,354
Helmerich & Payne, Inc.	2,550	175,823
Hess Corp.	7,069	546,716

	Number of Shares	Value
Marathon Oil Corp.	17,347	$605,063
Marathon Petroleum Corp.	7,647	491,855
Murphy Oil Corp.	4,216	254,309
Nabors Industries Ltd.	6,428	103,234
Newfield Exploration Co. (a)	3,376	92,401
Noble Corp.	6,201	234,212
Noble Energy, Inc.	8,724	584,595
Occidental Petroleum Corp.	19,633	1,836,471
Phillips 66	14,921	862,732
Pioneer Natural Resources Co.	3,383	638,710
QEP Resources, Inc.	4,430	122,667
Range Resources Corp.	3,949	299,690
Rowan Cos. PLC Class A (a)	3,065	112,547
Southwestern Energy Co. (a)	8,503	309,339
Tesoro Corp.	3,293	144,826
Valero Energy Corp.	13,275	453,341
WPX Energy, Inc. (a)	4,711	90,734

		30,253,165

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	10,757	528,169
Cameron International Corp. (a)	6,021	351,446
FMC Technologies, Inc. (a)	5,786	320,660
Halliburton Co.	20,677	995,597
National Oilwell Varco, Inc.	10,502	820,311
Schlumberger Ltd.	32,291	2,853,233

		5,869,416

Pipelines — 0.5%
Kinder Morgan, Inc.	16,478	586,122
ONEOK, Inc.	5,122	273,105
Spectra Energy Corp.	16,411	561,749
The Williams Cos., Inc.	16,586	603,067

		2,024,043

		38,511,241

Financial — 15.7%
Banks — 4.5%
Bank of America Corp.	261,918	3,614,468
Bank of New York Mellon Corp.	28,173	850,543
BB&T Corp.	17,153	578,914
Capital One Financial Corp.	14,281	981,676
Comerica, Inc.	4,561	179,293
Fifth Third Bancorp	21,710	391,648
Huntington Bancshares, Inc.	20,420	168,669
KeyCorp	22,423	255,622
M&T Bank Corp.	3,178	355,682
Northern Trust Corp.	5,477	297,894
PNC Financial Services Group, Inc.	13,002	941,995
Regions Financial Corp.	34,298	317,599
State Street Corp.	10,845	713,059
SunTrust Banks, Inc.	13,104	424,832
U.S. Bancorp	44,826	1,639,735

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	117,886	$4,871,050
Zions Bancorp	4,420	121,196

		16,703,875

Diversified Financial — 4.9%
American Express Co.	22,632	1,709,169
Ameriprise Financial, Inc.	4,857	442,376
BlackRock, Inc.	3,072	831,345
The Charles Schwab Corp.	28,167	595,450
Citigroup, Inc.	74,117	3,595,416
CME Group, Inc.	7,685	567,768
Discover Financial Services	11,784	595,563
E*TRADE Financial Corp. (a)	7,170	118,305
Franklin Resources, Inc.	9,901	500,496
The Goldman Sachs Group, Inc.	10,181	1,610,736
IntercontinentalExchange, Inc. (a)	1,763	319,843
Invesco Ltd.	10,864	346,562
JP Morgan Chase & Co.	91,870	4,748,760
Legg Mason, Inc.	2,753	92,060
Morgan Stanley	33,872	912,850
The NASDAQ OMX Group, Inc.	2,665	85,520
NYSE Euronext	5,839	245,121
SLM Corp.	10,685	266,056
T. Rowe Price Group, Inc.	6,276	451,433

		18,034,829

Insurance — 4.3%
ACE Ltd.	8,253	772,151
Aflac, Inc.	11,368	704,702
The Allstate Corp.	11,269	569,648
American International Group, Inc.	35,958	1,748,638
Aon PLC	7,545	561,650
Assurant, Inc.	1,878	101,600
Berkshire Hathaway, Inc. Class B (a)	43,975	4,991,602
The Chubb Corp.	6,207	554,037
Cincinnati Financial Corp.	3,504	165,249
Genworth Financial, Inc. Class A (a)	12,314	157,496
The Hartford Financial Services Group, Inc.	11,117	345,961
Lincoln National Corp.	6,548	274,951
Loews Corp.	7,500	350,550
Marsh & McLennan Cos., Inc.	13,370	582,263
MetLife, Inc.	27,293	1,281,406
Principal Financial Group, Inc.	6,637	284,196
The Progressive Corp.	13,346	363,412
Prudential Financial, Inc.	11,338	884,137
Torchmark Corp.	2,243	162,281
The Travelers Cos., Inc.	9,077	769,457
Unum Group	6,562	199,747
XL Group PLC	7,128	219,685

		16,044,819

Real Estate — 0.0%
CBRE Group, Inc. (a)	6,702	155,017

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	9,614	$712,686
Apartment Investment & Management Co. Class A	3,453	96,477
AvalonBay Communities, Inc.	2,987	379,618
Boston Properties, Inc.	3,699	395,423
Equity Residential	8,195	439,006
HCP, Inc.	11,089	454,094
Health Care REIT, Inc.	6,975	435,100
Host Hotels & Resorts, Inc.	18,483	326,595
Kimco Realty Corp.	10,104	203,899
The Macerich Co.	3,376	190,541
Plum Creek Timber Co., Inc.	3,996	187,133
Prologis, Inc.	12,114	455,729
Public Storage	3,552	570,274
Simon Property Group, Inc.	7,576	1,122,990
Ventas, Inc.	7,116	437,634
Vornado Realty Trust	4,253	357,507
Weyerhaeuser Co.	14,230	407,405

		7,172,111

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	12,010	108,691
People’s United Financial, Inc.	7,564	108,770

		217,461

		58,328,112

Industrial — 10.4%
Aerospace & Defense — 2.0%
The Boeing Co.	16,915	1,987,512
General Dynamics Corp.	8,157	713,901
L-3 Communications Holdings, Inc.	2,150	203,175
Lockheed Martin Corp.	6,573	838,386
Northrop Grumman Corp.	5,602	533,647
Raytheon Co.	7,863	606,001
Rockwell Collins, Inc.	3,315	224,956
United Technologies Corp.	20,616	2,222,817

		7,330,395

Building Materials — 0.1%
Masco Corp.	8,770	186,626

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	5,942	273,451
Emerson Electric Co.	17,372	1,123,968
Molex, Inc.	3,352	129,119

		1,526,538

Electronics — 0.5%
Agilent Technologies, Inc.	8,076	413,895
Amphenol Corp. Class A	3,879	300,157
FLIR Systems, Inc.	3,474	109,084
Garmin Ltd.	2,954	133,491
Jabil Circuit, Inc.	4,587	99,446

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PerkinElmer, Inc.	2,803	$105,813
TE Connectivity Ltd.	10,033	519,509
Waters Corp. (a)	2,120	225,165

		1,906,560

Engineering & Construction — 0.1%
Fluor Corp.	4,049	287,317
Jacobs Engineering Group, Inc. (a)	3,185	185,304

		472,621

Environmental Controls — 0.3%
Republic Services, Inc.	6,657	222,078
Stericycle, Inc. (a)	2,130	245,802
Waste Management, Inc.	10,673	440,154

		908,034

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,416	140,892
Stanley Black & Decker, Inc.	3,946	357,389

		498,281

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	15,530	1,294,736
Ingersoll-Rand PLC	6,576	427,045
Joy Global, Inc.	2,537	129,489

		1,851,270

Machinery – Diversified — 0.6%
Cummins, Inc.	4,216	560,180
Deere & Co.	9,315	758,148
Flowserve Corp.	3,495	218,053
Rockwell Automation, Inc.	3,417	365,414
Roper Industries, Inc.	2,442	324,468
Xylem, Inc.	4,545	126,942

		2,353,205

Manufacturing — 3.8%
3M Co.	15,832	1,890,499
Danaher Corp.	14,588	1,011,240
Dover Corp.	4,179	375,400
Eaton Corp. PLC	11,613	799,439
General Electric Co.	248,486	5,936,331
Honeywell International, Inc.	19,103	1,586,313
Illinois Tool Works, Inc.	10,097	770,098
Leggett & Platt, Inc.	3,501	105,555
Pall Corp.	2,741	211,167
Parker Hannifin Corp.	3,672	399,220
Pentair Ltd.	4,908	318,725
Textron, Inc.	6,677	184,352
Tyco International Ltd.	11,316	395,834

		13,984,173

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,567	810,565

Packaging & Containers — 0.1%
Ball Corp.	3,465	155,509
Bemis Co., Inc.	2,424	94,561

	Number of Shares	Value
Owens-Illinois, Inc. (a)	4,008	$120,320
Sealed Air Corp.	4,906	133,394

		503,784

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	3,888	231,569
CSX Corp.	24,726	636,447
Expeditors International of Washington, Inc.	5,004	220,476
FedEx Corp.	7,252	827,526
Kansas City Southern	2,707	296,038
Norfolk Southern Corp.	7,580	586,313
Ryder System, Inc.	1,306	77,968
Union Pacific Corp.	11,308	1,756,585
United Parcel Service, Inc. Class B	17,620	1,609,939

		6,242,861

		38,574,913

Technology — 11.4%
Computers — 5.8%
Accenture PLC Class A	15,734	1,158,652
Apple, Inc.	22,167	10,568,117
Cognizant Technology Solutions Corp. Class A (a)	7,344	603,089
Computer Sciences Corp.	3,521	182,177
Dell, Inc.	35,796	492,911
EMC Corp.	50,783	1,298,013
Hewlett-Packard Co.	46,986	985,766
International Business Machines Corp.	25,127	4,653,018
NetApp, Inc.	8,287	353,192
SanDisk Corp.	5,908	351,585
Seagate Technology PLC	7,562	330,762
Teradata Corp. (a)	3,945	218,711
Western Digital Corp.	5,195	329,363

		21,525,356

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,658	84,729
Xerox Corp.	28,251	290,703

		375,432

Semiconductors — 2.0%
Altera Corp.	7,767	288,622
Analog Devices, Inc.	7,706	362,567
Applied Materials, Inc.	29,324	514,343
Broadcom Corp. Class A	13,413	348,872
Intel Corp.	121,538	2,785,651
KLA-Tencor Corp.	4,004	243,643
Lam Research Corp. (a)	3,963	202,866
Linear Technology Corp.	5,600	222,096
LSI Corp.	13,065	102,168
Microchip Technology, Inc.	4,921	198,267
Micron Technology, Inc. (a)	25,474	445,031

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	14,115	$219,629
Teradyne, Inc. (a)	4,509	74,489
Texas Instruments, Inc.	26,960	1,085,679
Xilinx, Inc.	6,539	306,418

		7,400,341

Software — 3.5%
Adobe Systems, Inc. (a)	11,384	591,285
Autodesk, Inc. (a)	5,422	223,224
CA, Inc.	8,074	239,556
Cerner Corp. (a)	7,290	383,089
Citrix Systems, Inc. (a)	4,599	324,735
The Dun & Bradstreet Corp.	991	102,915
Electronic Arts, Inc. (a)	7,610	194,436
Fidelity National Information Services, Inc.	7,211	334,879
Fiserv, Inc. (a)	3,169	320,227
Intuit, Inc.	7,244	480,350
Microsoft Corp.	184,944	6,160,485
Oracle Corp.	86,991	2,885,491
Red Hat, Inc. (a)	4,633	213,767
Salesforce.com, Inc. (a)	13,434	697,359

		13,151,798

		42,452,927

Utilities — 3.0%
Electric — 2.8%
The AES Corp.	15,333	203,776
Ameren Corp.	5,851	203,849
American Electric Power Co., Inc.	11,913	516,429
CenterPoint Energy, Inc.	10,564	253,219
CMS Energy Corp.	6,604	173,817
Consolidated Edison, Inc.	7,180	395,905
Dominion Resources, Inc.	14,111	881,655
DTE Energy Co.	4,273	281,933
Duke Energy Corp.	17,137	1,144,409
Edison International	7,992	368,112
Entergy Corp.	4,299	271,654
Exelon Corp.	20,960	621,254
FirstEnergy Corp.	10,231	372,920
Integrys Energy Group, Inc.	1,987	111,053
NextEra Energy, Inc.	10,309	826,369
Northeast Utilities	7,640	315,150
NRG Energy, Inc.	7,911	216,208
Pepco Holdings, Inc.	6,057	111,812
PG&E Corp.	10,945	447,869
Pinnacle West Capital Corp.	2,700	147,798
PPL Corp.	15,409	468,125
Public Service Enterprise Group, Inc.	12,349	406,653
SCANA Corp.	3,400	156,536
The Southern Co.	21,349	879,152
TECO Energy, Inc.	4,922	81,410

	Number of Shares	Value
Wisconsin Energy Corp.	5,564	$224,674
Xcel Energy, Inc.	12,143	335,268

		10,417,009

Gas — 0.2%
AGL Resources, Inc.	2,800	128,884
NiSource, Inc.	7,615	235,227
Sempra Energy	5,558	475,765

		839,876

		11,256,885

TOTAL COMMON STOCK (Cost $234,870,061)		364,904,592

TOTAL EQUITIES (Cost $234,870,061)		364,904,592

TOTAL LONG-TERM INVESTMENTS (Cost $234,870,061)		364,904,592

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$5,479,427	5,479,427

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	1,208	1,208

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (c) 0.000% 10/17/13	465,000	464,983

TOTAL SHORT-TERM INVESTMENTS (Cost $5,945,618)		5,945,618

TOTAL INVESTMENTS — 100.0% (Cost $240,815,679) (d)		370,850,210

Other Assets/(Liabilities) — 0.0%		156,278

NET ASSETS — 100.0%		$371,006,488

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $5,479,429. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $5,590,695.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.3%

COMMON STOCK — 92.3%
Consumer, Cyclical — 34.7%
Auto Manufacturers — 5.8%
General Motors Co. (a)	252,500	$9,082,425

Automotive & Parts — 4.9%
Delphi Automotive PLC	131,000	7,653,020

Entertainment — 5.0%
Penn National Gaming, Inc. (a)	141,000	7,805,760

Lodging — 4.6%
Starwood Hotels & Resorts Worldwide, Inc.	109,500	7,276,275

Retail — 11.4%
CarMax, Inc. (a)	60,000	2,908,200
Family Dollar Stores, Inc.	123,500	8,894,470
Tiffany & Co.	79,500	6,091,290

		17,893,960

Textiles — 3.0%
Fifth & Pacific Cos., Inc. (a)	188,500	4,737,005

		54,448,445

Consumer, Non-cyclical — 4.9%
Commercial Services — 4.9%
Visa, Inc. Class A	40,500	7,739,550

Energy — 8.8%
Oil & Gas Services — 8.8%
Dresser-Rand Group, Inc. (a)	89,500	5,584,800
National Oilwell Varco, Inc.	106,500	8,318,715

		13,903,515

Financial — 20.5%
Banks — 5.3%
Wells Fargo & Co.	203,500	8,408,620

Diversified Financial — 9.7%
Franklin Resources, Inc.	156,000	7,885,800
JP Morgan Chase & Co.	141,000	7,288,290

		15,174,090

Insurance — 5.5%
American International Group, Inc.	176,500	8,583,195

		32,165,905

Industrial — 8.0%
Aerospace & Defense — 3.6%
Triumph Group, Inc.	82,000	5,758,040

	Number of Shares	Value
Manufacturing — 4.4%
Illinois Tool Works, Inc.	90,000	$6,864,300

		12,622,340

Technology — 15.4%
Semiconductors — 11.3%
Applied Materials, Inc.	550,000	9,647,000
Intel Corp.	354,000	8,113,680

		17,760,680

Software — 4.1%
Oracle Corp.	192,000	6,368,640

		24,129,320

TOTAL COMMON STOCK (Cost $106,402,041)		145,009,075

TOTAL EQUITIES (Cost $106,402,041)		145,009,075

TOTAL LONG-TERM INVESTMENTS (Cost $106,402,041)		145,009,075

	Principal Amount
SHORT-TERM INVESTMENTS — 7.7%
Repurchase Agreement — 7.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$12,077,470	12,077,470

TOTAL SHORT-TERM INVESTMENTS (Cost $12,077,470)		12,077,470

TOTAL INVESTMENTS — 100.0% (Cost $118,479,511) (c)		157,086,545

Other Assets/(Liabilities) — (0.0)%		(52,394)

NET ASSETS — 100.0%		$157,034,151

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $12,077,473. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $12,319,773.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.4%
Basic Materials — 3.8%
Chemicals — 2.6%
Akzo Nobel NV	116,910	$7,685,373
Lonza Group AG Registered	38,380	3,141,533

		10,826,906

Iron & Steel — 1.2%
POSCO ADR (Republic of Korea)	68,558	5,048,611

		15,875,517

Communications — 13.2%
Internet — 1.6%
Trend Micro, Inc. (a)	177,700	6,633,688

Media — 1.5%
Reed Elsevier NV	111,923	2,249,365
Vivendi SA	185,122	4,260,429

		6,509,794

Telecommunications — 10.1%
China Mobile Ltd.	306,000	3,446,253
China Telecom Corp. Ltd. Class H	10,439,643	5,163,638
Singapore Telecommunications Ltd.	1,849,000	5,501,512
Singapore Telecommunications Ltd.	174,000	520,408
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	325,691	4,347,975
Telefonica SA Sponsored ADR (Spain) (b)	377,319	5,840,898
Telenor ASA	360,186	8,232,241
Vodafone Group PLC Sponsored ADR (United Kingdom)	252,943	8,898,535

		41,951,460

		55,094,942

Consumer, Cyclical — 10.2%
Airlines — 0.6%
Deutsche Lufthansa AG (b)	120,680	2,353,598

Auto Manufacturers — 3.0%
Nissan Motor Co. Ltd. (a)	507,970	5,114,361
Toyota Motor Corp. Sponsored ADR (Japan) (a)	57,405	7,349,562

		12,463,923

Automotive & Parts — 2.2%
Cie Generale des Etablissements Michelin Class B	62,880	6,972,906
Hyundai Mobis	8,988	2,393,255

		9,366,161

	Number of Shares	Value
Distribution & Wholesale — 1.3%
ITOCHU Corp. (a)	424,800	$5,219,194

Retail — 3.1%
Kingfisher PLC	934,294	5,829,490
Marks & Spencer Group PLC	890,850	7,163,959

		12,993,449

		42,396,325

Consumer, Non-cyclical — 16.7%
Beverages — 0.7%
Suntory Beverage & Food Ltd. (b)	90,000	3,037,051

Biotechnology — 0.1%
Algeta ASA (b)	4,430	171,105

Commercial Services — 1.4%
G4S PLC	789,110	3,249,361
Randstad Holding NV	41,413	2,333,622

		5,582,983

Foods — 2.5%
Nestle SA	27,330	1,914,252
Tesco PLC	1,014,370	5,897,003
Unilever PLC	69,007	2,665,167

		10,476,422

Health Care – Products — 0.7%
Getinge AB	85,370	3,051,787

Pharmaceuticals — 11.3%
Bayer AG	68,760	8,107,781
GlaxoSmithKline PLC	289,214	7,268,798
Merck KGaA	36,980	5,771,129
Novartis AG	71,500	5,495,902
Roche Holding AG	35,270	9,514,354
Sanofi	106,498	10,799,812

		46,957,776

		69,277,124

Diversified — 0.7%
Holding Company – Diversified — 0.7%
Hutchison Whampoa Ltd.	236,291	2,838,816

Energy — 10.6%
Oil & Gas — 10.0%
BP PLC	492,664	3,456,470
ENI SpA (a)	248,859	5,737,583
Galp Energia SGPS SA	251,400	4,189,610
Petroleo Brasileiro SA Sponsored ADR (Brazil)	164,710	2,755,598
Repsol YPF SA	152,527	3,793,905
Royal Dutch Shell PLC Class A	2,447	80,828
Royal Dutch Shell PLC Class B	179,274	6,196,174

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
StatoilHydro ASA	217,920	$4,950,436
Talisman Energy, Inc. (a)	362,700	4,162,045
Total SA (a)	105,322	6,121,456

		41,444,105

Oil & Gas Services — 0.6%
SBM Offshore NV (b)	134,778	2,671,162

		44,115,267

Financial — 23.6%
Banks — 11.0%
BNP Paribas	126,010	8,529,081
Credit Agricole SA (b)	200,680	2,214,531
DBS Group Holdings, Ltd.	443,479	5,808,272
HSBC Holdings PLC	702,400	7,650,764
ICICI Bank Ltd. Sponsored ADR (India)	89,280	2,721,254
Intesa Sanpaolo SpA	1,284,483	2,653,860
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	84,860	2,971,797
Lloyds Banking Group PLC (b)	6,653,810	7,938,419
Nordea Bank AB	122,685	1,477,252
UniCredit SpA	582,219	3,725,750

		45,690,980

Diversified Financial — 2.4%
Credit Suisse Group	257,121	7,879,023
UBS AG	104,040	2,128,464

		10,007,487

Insurance — 9.4%
AIA Group Ltd.	1,177,400	5,542,866
Aviva PLC	704,305	4,520,622
AXA SA	276,407	6,414,633
ING Groep NV (b)	612,960	6,955,397
ING US, Inc.	169,900	4,962,779
Muenchener Rueckversicherungs AG	24,150	4,723,872
Swiss Re AG	71,240	5,892,686

		39,012,855

Real Estate — 0.8%
Cheung Kong Holdings	214,215	3,258,472

		97,969,794

Industrial — 13.2%
Aerospace & Defense — 2.1%
BAE Systems PLC	734,840	5,403,618
Embraer SA Sponsored ADR (Brazil) (a)	100,400	3,259,988

		8,663,606

Building Materials — 3.7%
Compagnie de Saint-Gobain	87,140	4,317,171
CRH PLC	228,582	5,498,357

	Number of Shares	Value
HeidelbergCement AG	71,120	$5,485,207

		15,300,735

Electronics — 0.9%
Koninklijke Philips Electronics NV	121,920	3,931,991

Machinery – Diversified — 0.3%
Alstom SA	32,120	1,144,530

Manufacturing — 3.3%
Konica Minolta Holdings, Inc.	423,000	3,564,095
Nikon Corp. (a)	164,600	2,873,974
Siemens AG	59,476	7,170,372

		13,608,441

Packaging & Containers — 0.8%
Rexam PLC	406,984	3,172,112

Transportation — 2.1%
Deutsche Post AG	129,131	4,287,846
TNT Express NV	507,420	4,626,418

		8,914,264

		54,735,679

Technology — 4.9%
Semiconductors — 3.9%
Infineon Technologies AG	553,467	5,536,983
Samsung Electronics Co., Ltd.	6,833	8,651,288
Taiwan Semiconductor Manufacturing Co. Ltd.	568,275	1,932,196

		16,120,467

Software — 1.0%
SAP AG Sponsored ADR (Germany) (a)	20,070	1,483,575
Software AG	74,580	2,656,453

		4,140,028

		20,260,495

Utilities — 1.5%
Electric — 1.1%
E.ON AG	115,760	2,059,010
Iberdrola SA	392,277	2,287,266

		4,346,276

Gas — 0.4%
Gaz De France	73,258	1,841,317

		6,187,593

TOTAL COMMON STOCK (Cost $355,878,368)		408,751,552

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Basic Materials — 0.5%
Mining — 0.5%
Vale SA Sponsored ADR (Brazil) 7.250%	141,042	$2,004,207

TOTAL PREFERRED STOCK (Cost $2,172,378)		2,004,207

TOTAL EQUITIES (Cost $358,050,746)		410,755,759

MUTUAL FUNDS — 7.7%
Diversified Financial — 7.7%
State Street Navigator Securities Lending Prime Portfolio (c)	31,944,952	31,944,952

TOTAL MUTUAL FUNDS (Cost $31,944,952)		31,944,952

TOTAL LONG-TERM INVESTMENTS (Cost $389,995,698)		442,700,711

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$11,549,275	11,549,275

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	21,058	21,058

TOTAL SHORT-TERM INVESTMENTS (Cost $11,570,333)		11,570,333

TOTAL INVESTMENTS — 109.3% (Cost $401,566,031) (e)		454,271,044

Other Assets/(Liabilities) — (9.3)%		(38,820,453)

NET ASSETS — 100.0%		$415,450,591

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $30,516,244. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $11,549,278. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 11/15/28 – 8/15/29, and an aggregate market value, including accrued interest, of $11,781,707.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 1.6%
Chemicals — 1.5%
Monsanto Co.	22,321	$2,329,644
The Sherwin-Williams Co.	5,662	1,031,503

		3,361,147

Mining — 0.1%
Allied Nevada Gold Corp. (a)	30,275	126,549

		3,487,696

Communications — 20.9%
Advertising — 1.0%
Omnicom Group, Inc.	34,275	2,174,406

Internet — 10.0%
Akamai Technologies, Inc. (a)	18,422	952,417
Amazon.com, Inc. (a)	4,826	1,508,801
eBay, Inc. (a)	34,474	1,923,304
Facebook, Inc. Class A (a)	45,027	2,262,156
Google, Inc. Class A (a)	7,278	6,374,873
IAC/InterActiveCorp	48,497	2,651,331
LinkedIn Corp. (a)	3,959	974,152
Priceline.com, Inc. (a)	2,178	2,201,849
Yahoo!, Inc. (a)	79,997	2,652,701

		21,501,584

Media — 3.9%
Comcast Corp. Class A	75,562	3,411,624
Scripps Networks Interactive Class A	15,550	1,214,610
Sirius XM Radio, Inc.	438,665	1,697,634
Twenty-First Century Fox. Class A	65,200	2,184,200

		8,508,068

Telecommunications — 6.0%
Cisco Systems, Inc.	400,883	9,388,680
Juniper Networks, Inc. (a)	47,212	937,630
QUALCOMM, Inc.	13,362	900,064
Verizon Communications, Inc.	36,899	1,721,708

		12,948,082

		45,132,140

Consumer, Cyclical — 18.2%
Apparel — 0.8%
Nike, Inc. Class B	23,781	1,727,452

Auto Manufacturers — 0.9%
Ford Motor Co.	107,575	1,814,790

Home Builders — 0.2%
PulteGroup, Inc.	26,610	439,065

	Number of Shares	Value
Lodging — 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	29,246	$1,943,397
Wyndham Worldwide Corp.	27,224	1,659,847
Wynn Resorts Ltd.	8,818	1,393,332

		4,996,576

Retail — 14.0%
The Buckle, Inc.	25,227	1,363,519
Chipotle Mexican Grill, Inc. (a)	3,661	1,569,471
Costco Wholesale Corp.	22,698	2,612,994
CVS Caremark Corp.	32,109	1,822,186
Dollar Tree, Inc. (a)	32,518	1,858,729
Five Below, Inc. (a)	13,097	572,994
The Gap, Inc.	33,293	1,341,042
The Home Depot, Inc.	58,640	4,447,844
Lowe’s Cos., Inc.	101,211	4,818,656
Lululemon Athletica, Inc. (a)	12,040	880,004
O’Reilly Automotive, Inc. (a)	24,602	3,138,969
PetSmart, Inc.	20,527	1,565,389
The TJX Cos., Inc.	34,683	1,955,774
Wal-Mart Stores, Inc.	32,438	2,399,114

		30,346,685

		39,324,568

Consumer, Non-cyclical — 21.1%
Beverages — 1.4%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	17,724	1,758,221
Green Mountain Coffee Roasters, Inc. (a)	15,812	1,191,118

		2,949,339

Biotechnology — 5.2%
Amgen, Inc.	45,458	5,088,569
Biogen Idec, Inc. (a)	9,874	2,377,264
Celgene Corp. (a)	24,223	3,728,646

		11,194,479

Commercial Services — 4.7%
The ADT Corp.	19,872	807,996
Alliance Data Systems Corp. (a)	7,127	1,507,147
Hertz Global Holdings, Inc. (a)	49,004	1,085,929
ITT Educational Services, Inc. (a)	650	20,150
McKesson Corp.	18,071	2,318,509
Paychex, Inc.	28,942	1,176,203
Visa, Inc. Class A	17,705	3,383,425

		10,299,359

Health Care – Products — 4.7%
Becton, Dickinson & Co.	13,414	1,341,668
Bruker Corp. (a)	27,809	574,256
C.R. Bard, Inc.	12,850	1,480,320
Johnson & Johnson	17,671	1,531,899

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medtronic, Inc.	56,146	$2,989,774
Zimmer Holdings, Inc.	27,384	2,249,322

		10,167,239

Health Care – Services — 0.7%
Aetna, Inc.	24,588	1,574,124

Pharmaceuticals — 4.4%
Eli Lilly & Co.	54,664	2,751,239
Express Scripts Holding Co. (a)	26,811	1,656,384
Gilead Sciences, Inc. (a)	47,648	2,994,200
Merck & Co., Inc.	43,171	2,055,371

		9,457,194

		45,641,734

Energy — 2.3%
Oil & Gas — 0.5%
Valero Energy Corp.	34,220	1,168,613

Oil & Gas Services — 1.8%
National Oilwell Varco, Inc.	13,586	1,061,202
Oceaneering International, Inc.	20,065	1,630,081
Transocean Ltd.	24,333	1,082,818

		3,774,101

		4,942,714

Financial — 4.0%
Banks — 1.3%
Bank of America Corp.	203,633	2,810,135

Diversified Financial — 2.7%
American Express Co.	39,162	2,957,514
IntercontinentalExchange, Inc. (a)	6,127	1,111,561
JP Morgan Chase & Co.	32,765	1,693,623

		5,762,698

		8,572,833

Industrial — 12.5%
Aerospace & Defense — 4.2%
The Boeing Co.	41,936	4,927,480
United Technologies Corp.	38,165	4,114,950

		9,042,430

Machinery – Diversified — 0.1%
Rockwell Automation, Inc.	2,821	301,678

Manufacturing — 7.6%
3M Co.	30,861	3,685,112
Danaher Corp.	42,745	2,963,083
Dover Corp.	22,013	1,977,428
Honeywell International, Inc.	38,761	3,218,713
Illinois Tool Works, Inc.	14,489	1,105,076
Parker Hannifin Corp.	22,293	2,423,695
Tyco International Ltd.	28,024	980,280

		16,353,387

	Number of Shares	Value
Transportation — 0.6%
United Parcel Service, Inc. Class B	15,099	$1,379,596

		27,077,091

Technology — 19.3%
Computers — 5.4%
Apple, Inc.	8,003	3,815,430
NetApp, Inc.	111,966	4,771,991
SanDisk Corp.	31,759	1,889,978
Western Digital Corp.	20,962	1,328,991

		11,806,390

Internet — 1.3%
Check Point Software Technologies Ltd. (a)	48,700	2,754,472

Semiconductors — 4.6%
Altera Corp.	95,848	3,561,712
Broadcom Corp. Class A	56,284	1,463,947
Emulex Corp. (a)	41,593	322,762
Microchip Technology, Inc.	47,736	1,923,283
QLogic Corp. (a)	10,093	110,417
Xilinx, Inc.	52,910	2,479,363

		9,861,484

Software — 8.0%
Informatica Corp. (a)	14,348	559,141
Intuit, Inc.	13,528	897,042
Microsoft Corp.	271,402	9,040,400
NetSuite, Inc. (a)	10,903	1,176,870
Oracle Corp.	133,746	4,436,355
Salesforce.com, Inc. (a)	20,467	1,062,442
Splunk, Inc. (a)	3,116	187,085

		17,359,335

		41,781,681

TOTAL COMMON STOCK (Cost $175,408,566)		215,960,457

TOTAL EQUITIES (Cost $175,408,566)		215,960,457

TOTAL LONG-TERM INVESTMENTS (Cost $175,408,566)		215,960,457

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$309,803	309,803

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $309,803)	$309,803

TOTAL INVESTMENTS — 100.0% (Cost $175,718,369) (c)	216,270,260

Other Assets/(Liabilities) — 0.0%	5,493

NET ASSETS — 100.0%	$216,275,753

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $309,803. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $317,289.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 4.3%
Chemicals — 1.8%
The Dow Chemical Co.	61,550	$2,363,520
E.I. du Pont de Nemours & Co.	22,530	1,319,357

		3,682,877

Forest Products & Paper — 0.9%
International Paper Co.	44,400	1,989,120

Iron & Steel — 1.3%
Nucor Corp.	25,620	1,255,892
Steel Dynamics, Inc.	90,750	1,516,433

		2,772,325

Mining — 0.3%
Barrick Gold Corp.	31,100	579,082

		9,023,404

Communications — 9.2%
Advertising — 0.5%
The Interpublic Group of Companies, Inc.	67,600	1,161,368

Internet — 0.8%
Symantec Corp.	64,690	1,601,078

Media — 3.1%
CBS Corp. Class B	30,230	1,667,487
Comcast Corp. Class A	60,140	2,715,321
Thomson Reuters Corp.	59,800	2,093,598

		6,476,406

Telecommunications — 4.8%
AT&T, Inc.	65,890	2,228,400
Cisco Systems, Inc.	265,730	6,223,396
Verizon Communications, Inc.	37,800	1,763,748

		10,215,544

		19,454,396

Consumer, Cyclical — 9.4%
Auto Manufacturers — 1.1%
General Motors Co. (a)	24,660	887,020
Paccar, Inc.	27,070	1,506,716

		2,393,736

Housewares — 0.9%
Newell Rubbermaid, Inc.	71,700	1,971,750

Retail — 7.4%
AutoZone, Inc. (a)	6,000	2,536,380
CVS Caremark Corp.	49,220	2,793,235
The Home Depot, Inc.	27,700	2,101,045
Kohl’s Corp.	24,520	1,268,910

	Number of Shares	Value
Lowe’s Cos., Inc.	64,300	$3,061,323
Nordstrom, Inc.	28,270	1,588,774
PVH Corp.	18,500	2,195,765

		15,545,432

		19,910,918

Consumer, Non-cyclical — 17.3%
Agriculture — 0.9%
Philip Morris International, Inc.	22,140	1,917,102

Beverages — 2.8%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	21,750	2,157,600
Diageo PLC Sponsored ADR (United Kingdom)	17,300	2,198,484
PepsiCo, Inc.	20,140	1,601,130

		5,957,214

Biotechnology — 1.2%
Amgen, Inc.	23,170	2,593,650

Foods — 0.4%
Kraft Foods Group, Inc.	16,536	867,148

Health Care – Products — 3.5%
Baxter International, Inc.	41,160	2,703,800
Covidien PLC	42,220	2,572,887
Johnson & Johnson	25,110	2,176,786

		7,453,473

Health Care – Services — 2.0%
UnitedHealth Group, Inc.	57,910	4,146,935

Pharmaceuticals — 6.5%
Merck & Co., Inc.	113,390	5,398,498
Pfizer, Inc.	93,959	2,697,563
Roche Holding AG	11,501	3,102,483
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	40,520	1,530,846
Zoetis, Inc.	29,638	922,334

		13,651,724

		36,587,246

Energy — 12.1%
Oil & Gas — 10.5%
Anadarko Petroleum Corp.	23,700	2,203,863
Chevron Corp.	58,050	7,053,075
EOG Resources, Inc.	12,660	2,143,085
Exxon Mobil Corp.	45,400	3,906,216
Marathon Oil Corp.	58,540	2,041,875
Occidental Petroleum Corp.	30,170	2,822,102
Southwestern Energy Co. (a)	54,950	1,999,081

		22,169,297

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.6%
Halliburton Co.	71,200	$3,428,280

		25,597,577

Financial — 24.8%
Banks — 7.1%
BB&T Corp.	72,200	2,436,750
PNC Financial Services Group, Inc.	65,690	4,759,240
Wells Fargo & Co.	190,890	7,887,575

		15,083,565

Diversified Financial — 10.5%
Ameriprise Financial, Inc.	6,300	573,804
BlackRock, Inc.	12,570	3,401,693
Citigroup, Inc.	76,300	3,701,313
Credit Suisse Group Sponsored ADR (Switzerland)	37,903	1,157,937
The Goldman Sachs Group, Inc.	19,070	3,017,065
IntercontinentalExchange, Inc. (a)	14,300	2,594,306
JP Morgan Chase & Co.	147,180	7,607,734

		22,053,852

Insurance — 7.2%
ACE Ltd.	44,740	4,185,874
American International Group, Inc.	53,600	2,606,568
The Chubb Corp.	20,640	1,842,326
Marsh & McLennan Cos., Inc.	85,090	3,705,670
Principal Financial Group, Inc.	37,940	1,624,591
Unum Group	41,440	1,261,434

		15,226,463

		52,363,880

Industrial — 11.1%
Aerospace & Defense — 3.0%
The Boeing Co.	15,560	1,828,300
Spirit AeroSystems Holdings, Inc. Class A (a)	69,700	1,689,528
United Technologies Corp.	26,600	2,868,012

		6,385,840

Hand & Machine Tools — 1.3%
Stanley Black & Decker, Inc.	29,460	2,668,192

Machinery – Construction & Mining — 1.1%
Ingersoll-Rand PLC	35,770	2,322,904

Manufacturing — 5.7%
3M Co.	19,350	2,310,583
Eaton Corp. PLC	44,300	3,049,612
General Electric Co.	182,280	4,354,669
Illinois Tool Works, Inc.	29,280	2,233,186

		11,948,050

		23,324,986

	Number of Shares	Value
Technology — 7.8%
Computers — 1.9%
EMC Corp.	156,500	$4,000,140

Semiconductors — 4.6%
Analog Devices, Inc.	43,840	2,062,672
Intel Corp.	135,370	3,102,680
Maxim Integrated Products, Inc.	53,100	1,582,380
Xilinx, Inc.	63,150	2,959,209

		9,706,941

Software — 1.3%
Microsoft Corp.	80,660	2,686,785

		16,393,866

Utilities — 2.6%
Electric — 2.6%
Edison International	33,990	1,565,580
Entergy Corp.	17,790	1,124,150
NextEra Energy, Inc.	13,640	1,093,382
Northeast Utilities	41,760	1,722,600

		5,505,712

TOTAL COMMON STOCK (Cost $157,397,522)		208,161,985

TOTAL EQUITIES (Cost $157,397,522)		208,161,985

TOTAL LONG-TERM INVESTMENTS (Cost $157,397,522)		208,161,985

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$2,078,808	2,078,808

TOTAL SHORT-TERM INVESTMENTS (Cost $2,078,808)		2,078,808

TOTAL INVESTMENTS — 99.6% (Cost $159,476,330) (c)		210,240,793

Other Assets/(Liabilities) — 0.4%		891,917

NET ASSETS — 100.0%		$211,132,710

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,078,808. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $2,121,667.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 8.4%
Chemicals — 7.4%
Air Liquide (a)	6,791	$946,087
Akzo Nobel NV	33,500	2,202,207
Brenntag AG	4,796	798,723
International Flavors & Fragrances, Inc.	20,580	1,693,734
Linde AG	24,425	4,840,273
Praxair, Inc.	16,030	1,926,966

		12,407,990

Forest Products & Paper — 1.0%
Svenska Cellulosa AB Class B	65,479	1,652,228

		14,060,218

Communications — 9.0%
Advertising — 2.3%
Omnicom Group, Inc.	24,710	1,567,603
WPP PLC	113,777	2,342,296

		3,909,899

Media — 6.1%
British Sky Broadcasting Group PLC	60,640	854,702
Time Warner Cable, Inc.	10,370	1,157,292
Time Warner, Inc.	39,890	2,625,161
Viacom, Inc. Class B	8,310	694,550
The Walt Disney Co.	75,310	4,856,742

		10,188,447

Telecommunications — 0.6%
Cisco Systems, Inc.	46,380	1,086,219

		15,184,565

Consumer, Cyclical — 9.1%
Apparel — 1.0%
Burberry Group PLC	37,200	985,137
Nike, Inc. Class B	9,950	722,768

		1,707,905

Automotive & Parts — 1.0%
Delphi Automotive PLC	28,300	1,653,286

Entertainment — 0.4%
William Hill PLC	102,597	668,330

Food Services — 1.2%
Compass Group PLC	142,640	1,961,013

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,730	368,095

Lodging — 0.1%
Whitbread PLC	4,490	215,313

	Number of Shares	Value
Retail — 5.2%
AutoZone, Inc. (b)	3,063	$1,294,822
Cie Financiere Richemont SA	22,350	2,233,592
Lawson, Inc. (a)	6,100	478,796
McDonald’s Corp.	17,273	1,661,835
Sally Beauty Holdings, Inc. (b)	43,550	1,139,268
Target Corp.	18,870	1,207,303
Walgreen Co.	14,100	758,580

		8,774,196

		15,348,138

Consumer, Non-cyclical — 30.3%
Beverages — 7.4%
Carlsberg A/S Class B	16,080	1,656,391
Diageo PLC	123,842	3,935,282
Dr. Pepper Snapple Group, Inc.	22,180	994,108
Heineken NV	50,300	3,561,953
Pernod Ricard SA	18,970	2,356,976

		12,504,710

Commercial Services — 2.9%
Adecco SA	16,720	1,194,198
Visa, Inc. Class A	18,892	3,610,261

		4,804,459

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	38,500	2,283,050
The Procter & Gamble Co.	7,660	579,019

		2,862,069

Foods — 4.6%
Danone SA	38,792	2,920,798
The J.M. Smucker Co.	2,300	241,592
Nestle SA	64,482	4,516,456

		7,678,846

Health Care – Products — 4.3%
Johnson & Johnson	12,580	1,090,560
Medtronic, Inc.	37,440	1,993,680
Sonova Holding AG	8,842	1,098,955
St. Jude Medical, Inc.	56,400	3,025,296

		7,208,491

Health Care – Services — 2.1%
Thermo Fisher Scientific, Inc.	39,280	3,619,652

Household Products — 2.4%
Reckitt Benckiser Group PLC	56,029	4,099,876

Pharmaceuticals — 4.9%
Bayer AG	30,602	3,608,411
DENTSPLY International, Inc.	29,430	1,277,556
Merck KGaA	12,993	2,027,698
Roche Holding AG	4,676	1,261,387

		8,175,052

		50,953,155

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 1.9%
Holding Company – Diversified — 1.9%
LVMH Moet Hennessy Louis Vuitton SA	16,560	$3,263,717

Energy — 3.5%
Oil & Gas — 0.5%
Inpex Corp.	66,400	784,915

Oil & Gas Services — 3.0%
National Oilwell Varco, Inc.	21,840	1,705,922
Saipem SpA	34,154	742,643
Schlumberger Ltd.	30,160	2,664,938

		5,113,503

		5,898,418

Financial — 13.7%
Banks — 8.2%
Bank of New York Mellon Corp.	85,360	2,577,018
Credicorp Ltd.	2,900	372,534
Erste Group Bank AG	28,078	887,403
ICICI Bank Ltd.	51,070	718,174
Itau Unibanco Holding SA Sponsored ADR (Brazil)	90,068	1,271,760
Julius Baer Group Ltd.	27,701	1,293,113
Komercni Banka AS	2,436	542,363
Sberbank of Russia Sponsored ADR (Russia)	43,847	527,480
Standard Chartered PLC	89,857	2,155,195
State Street Corp.	52,010	3,419,658

		13,764,698

Diversified Financial — 4.7%
Aeon Credit Service Co. Ltd. (a)	400	12,611
American Express Co.	29,910	2,258,803
Deutsche Boerse AG	13,798	1,038,281
Franklin Resources, Inc.	16,930	855,812
The Goldman Sachs Group, Inc.	11,330	1,792,519
Grupo Financiero Banorte SAB de CV Class O	54,800	341,456
UBS AG	82,517	1,688,144

		7,987,626

Insurance — 0.8%
Swiss Re AG	15,250	1,261,418

		23,013,742

Industrial — 15.7%
Aerospace & Defense — 2.0%
United Technologies Corp.	31,950	3,444,849

	Number of Shares	Value
Electrical Components & Equipment — 2.9%
Legrand SA	41,594	$2,310,617
Schneider Electric SA	29,969	2,535,763

		4,846,380

Electronics — 2.8%
Amphenol Corp. Class A	19,660	1,521,291
Hoya Corp. (a)	57,200	1,355,007
Waters Corp. (b)	16,770	1,781,141

		4,657,439

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	4,070	435,246

Manufacturing — 4.2%
3M Co.	25,660	3,064,061
Honeywell International, Inc.	48,240	4,005,849

		7,069,910

Transportation — 3.5%
Canadian National Railway Co.	27,530	2,790,716
Kuehne & Nagel International AG	2,710	354,991
United Parcel Service, Inc. Class B	30,640	2,799,577

		5,945,284

		26,399,108

Technology — 7.1%
Computers — 1.9%
Accenture PLC Class A	44,660	3,288,762

Internet — 0.4%
Check Point Software Technologies Ltd. (b)	11,310	639,693

Office Equipment/Supplies — 0.6%
Canon, Inc. (a)	31,800	1,016,215

Semiconductors — 2.0%
Altera Corp.	24,460	908,934
Microchip Technology, Inc. (a)	27,360	1,102,334
Samsung Electronics Co., Ltd.	1,016	1,286,362

		3,297,630

Software — 2.2%
Autodesk, Inc. (b)	9,150	376,706
Dassault Systemes SA	3,078	411,251
Oracle Corp.	86,750	2,877,497

		3,665,454

		11,907,754

TOTAL COMMON STOCK (Cost $111,386,752)		166,028,815

TOTAL EQUITIES (Cost $111,386,752)		166,028,815

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.9%
Diversified Financial — 2.9%
State Street Navigator Securities Lending Prime Portfolio (c)	4,897,499	$4,897,499

TOTAL MUTUAL FUNDS (Cost $4,897,499)		4,897,499

TOTAL LONG-TERM INVESTMENTS (Cost $116,284,251)		170,926,314

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$2,048,029	2,048,029

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	11,460	11,460

TOTAL SHORT-TERM INVESTMENTS (Cost $2,059,489)		2,059,489

TOTAL INVESTMENTS — 102.8% (Cost $118,343,740) (e)		172,985,803

Other Assets/(Liabilities) — (2.8)%		(4,660,094)

NET ASSETS — 100.0%		$168,325,709

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $4,689,495. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,048,030. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $2,089,618.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	8,670,565	$133,439,998
MML Equity Income Fund, Initial Class (a)	8,055,955	99,813,281
MML Focused Equity Fund, Class II (a)	5,054,485	72,531,863
MML Foreign Fund, Initial Class (a)	6,752,283	71,506,673
MML Fundamental Growth Fund, Class II (a)	7,018,014	92,146,517
MML Fundamental Value Fund, Class II (a)	5,791,718	82,589,893
MML Global Fund, Class I (a)	4,796,495	55,159,692
MML High Yield Fund, Class II (a)	2,402,244	26,232,507
MML Income & Growth Fund, Initial Class (a)	4,950,091	52,371,958
MML Inflation-Protected and Income Fund, Initial Class (a)	1,432,113	15,266,326
MML Large Cap Growth Fund, Initial Class (a)	6,970,162	92,145,536
MML Managed Bond Fund, Initial Class (a)	13,643,064	171,904,669
MML Mid Cap Growth Fund, Initial Class (a)	5,626,542	86,592,478
MML Mid Cap Value Fund, Initial Class (a)	6,576,654	83,128,906
MML PIMCO Total Return Fund, Class II (a)	8,491,277	87,799,808
MML Short-Duration Bond Fund, Class II (a)	4,402,573	44,113,786
MML Small Cap Growth Equity Fund, Initial Class (a)	2,521,181	52,239,862
MML Small Company Value Fund, Class II (a)	2,630,403	57,737,356
MML Strategic Emerging Markets Fund, Class II (a)	2,405,905	23,938,757
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,333,284	50,598,133
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	8,530,320	45,296,000
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	23,795,055	57,584,033

		1,554,138,032

TOTAL MUTUAL FUNDS (Cost $1,245,039,608)		1,554,138,032

Value
TOTAL LONG-TERM INVESTMENTS (Cost $1,245,039,608)	$1,554,138,032

TOTAL INVESTMENTS — 100.1% (Cost $1,245,039,608) (b)	1,554,138,032

Other Assets/(Liabilities) — (0.1)%	(936,961)

NET ASSETS — 100.0%	$1,553,201,071

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 3.6%
Chemicals — 3.6%
FMC Corp.	12,980	$930,926
Linde AG	6,641	1,316,039
Praxair, Inc.	10,624	1,277,111
The Sherwin-Williams Co.	3,363	612,671
W.R. Grace & Co. (a)	9,830	859,142

		4,995,889

Communications — 7.5%
Internet — 2.7%
Facebook, Inc. Class A (a)	7,810	392,374
Google, Inc. Class A (a)	3,758	3,291,670

		3,684,044

Media — 4.8%
Comcast Corp. Class A	38,230	1,726,085
Time Warner, Inc.	12,130	798,275
Twenty-First Century Fox. Class A	43,950	1,472,325
The Walt Disney Co.	40,657	2,621,970

		6,618,655

		10,302,699

Consumer, Cyclical — 6.9%
Apparel — 1.9%
Nike, Inc. Class B	16,776	1,218,608
VF Corp.	7,094	1,412,061

		2,630,669

Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG	4,685	503,661

Automotive & Parts — 0.6%
Delphi Automotive PLC	15,170	886,231

Distribution & Wholesale — 0.7%
W.W. Grainger, Inc.	3,514	919,649

Retail — 3.3%
Kohl’s Corp.	21,853	1,130,893
McDonald’s Corp.	17,461	1,679,923
Target Corp.	28,238	1,806,667

		4,617,483

		9,557,693

Consumer, Non-cyclical — 26.4%
Agriculture — 0.9%
Philip Morris International, Inc.	14,893	1,289,585

Beverages — 2.4%
Diageo PLC	41,734	1,326,166
Heineken NV	10,869	769,679

	Number of Shares	Value
Pernod Ricard SA	9,768	$1,213,650

		3,309,495

Biotechnology — 0.6%
Celgene Corp. (a)	5,700	877,401

Commercial Services — 3.4%
MasterCard, Inc. Class A	3,024	2,034,486
Visa, Inc. Class A	13,598	2,598,578

		4,633,064

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	18,158	1,076,770
The Procter & Gamble Co.	37,558	2,839,009

		3,915,779

Foods — 3.1%
Danone SA	25,485	1,918,863
General Mills, Inc.	12,608	604,175
Mondelez International, Inc. Class A	53,140	1,669,659

		4,192,697

Health Care – Products — 6.4%
Baxter International, Inc.	3,777	248,111
Covidien PLC	36,910	2,249,296
Johnson & Johnson	37,438	3,245,500
St. Jude Medical, Inc.	40,008	2,146,029
Stryker Corp.	12,830	867,180

		8,756,116

Health Care – Services — 1.6%
Thermo Fisher Scientific, Inc.	23,660	2,180,269

Pharmaceuticals — 5.2%
Abbott Laboratories	16,350	542,657
Bristol-Myers Squibb Co.	17,200	796,016
Gilead Sciences, Inc. (a)	15,238	957,556
Pfizer, Inc.	114,330	3,282,414
Valeant Pharmaceuticals International, Inc. (a)	14,870	1,551,387

		7,130,030

		36,284,436

Diversified — 1.1%
Holding Company – Diversified — 1.1%
LVMH Moet Hennessy Louis Vuitton SA	7,613	1,500,403

Energy — 9.7%
Oil & Gas — 5.7%
Chevron Corp.	17,257	2,096,726
EOG Resources, Inc.	9,096	1,539,771
Exxon Mobil Corp.	31,909	2,745,450
Occidental Petroleum Corp.	16,431	1,536,956

		7,918,903

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 4.0%
Cameron International Corp. (a)	24,240	$1,414,889
Dresser-Rand Group, Inc. (a)	25,930	1,618,032
National Oilwell Varco, Inc.	17,666	1,379,891
Schlumberger Ltd.	11,817	1,044,150

		5,456,962

		13,375,865

Financial — 15.5%
Banks — 3.4%
Bank of America Corp.	99,383	1,371,485
State Street Corp.	11,472	754,284
Wells Fargo & Co.	63,150	2,609,358

		4,735,127

Diversified Financial — 8.8%
American Express Co.	31,598	2,386,281
BlackRock, Inc.	8,839	2,392,010
Franklin Resources, Inc.	10,846	548,265
The Goldman Sachs Group, Inc.	14,096	2,230,128
JP Morgan Chase & Co.	74,672	3,859,796
Morgan Stanley	26,230	706,899

		12,123,379

Insurance — 1.8%
ACE Ltd.	26,450	2,474,662

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp.	26,922	1,995,728

		21,328,896

Industrial — 12.2%
Aerospace & Defense — 1.9%
United Technologies Corp.	24,342	2,624,554

Engineering & Construction — 0.9%
Fluor Corp.	18,280	1,297,149

Hand & Machine Tools — 1.2%
Stanley Black & Decker, Inc.	17,840	1,615,769

Manufacturing — 4.5%
Danaher Corp.	55,142	3,822,443
Honeywell International, Inc.	28,440	2,361,658

		6,184,101

Metal Fabricate & Hardware — 1.6%
Precision Castparts Corp.	9,603	2,182,186

Transportation — 2.1%
Canadian National Railway Co.	15,059	1,526,531
United Parcel Service, Inc. Class B	14,430	1,318,469

		2,845,000

		16,748,759

	Number of Shares	Value
Technology — 14.4%
Computers — 8.1%
Accenture PLC Class A	22,340	$1,645,118
Apple, Inc.	6,949	3,312,936
Cognizant Technology Solutions Corp. Class A (a)	18,620	1,529,074
EMC Corp.	113,009	2,888,510
Hewlett-Packard Co.	87,800	1,842,044

		11,217,682

Semiconductors — 2.9%
Altera Corp.	46,140	1,714,562
Microchip Technology, Inc.	55,809	2,248,545

		3,963,107

Software — 3.4%
Autodesk, Inc. (a)	19,750	813,107
Citrix Systems, Inc. (a)	10,980	775,298
Fidelity National Information Services, Inc.	26,020	1,208,369
Oracle Corp.	57,270	1,899,646

		4,696,420

		19,877,209

Utilities — 2.3%
Electric — 2.3%
American Electric Power Co., Inc.	27,153	1,177,082
CMS Energy Corp.	49,980	1,315,474
Wisconsin Energy Corp.	18,090	730,474

		3,223,030

TOTAL COMMON STOCK (Cost $98,958,209)		137,194,879

TOTAL EQUITIES (Cost $98,958,209)		137,194,879

TOTAL LONG-TERM INVESTMENTS (Cost $98,958,209)		137,194,879

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$239,126	239,126

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	5,336	5,337

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $244,463)	$244,463

TOTAL INVESTMENTS — 99.8% (Cost $99,202,672) (c)	137,439,342

Other Assets/(Liabilities) — 0.2%	246,900

NET ASSETS — 100.0%	$137,686,242

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $239,126. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $245,380.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Basic Materials — 6.8%
Chemicals — 3.1%
The Dow Chemical Co.	35,730	$1,372,032
E.I. du Pont de Nemours & Co.	59,800	3,501,888
Olin Corp.	18,700	431,409
Praxair, Inc.	13,280	1,596,389

		6,901,718

Forest Products & Paper — 1.4%
International Paper Co.	37,150	1,664,320
MeadWestvaco Corp.	41,960	1,610,425

		3,274,745

Mining — 2.3%
BHP Billiton Ltd.	107,850	3,597,188
Newmont Mining Corp.	38,130	1,071,453
Southern Copper Corp.	21,672	590,345

		5,258,986

		15,435,449

Communications — 7.0%
Media — 2.9%
Comcast Corp. Special Class A	123,490	5,355,761
The Walt Disney Co.	18,440	1,189,196

		6,544,957

Telecommunications — 4.1%
AT&T, Inc.	78,220	2,645,400
BCE, Inc.	16,410	700,707
Motorola Solutions, Inc.	29,100	1,727,958
Verizon Communications, Inc.	87,230	4,070,152

		9,144,217

		15,689,174

Consumer, Cyclical — 6.8%
Apparel — 1.3%
VF Corp.	14,507	2,887,619

Automotive & Parts — 0.5%
Johnson Controls, Inc.	28,160	1,168,640

Retail — 4.4%
The Home Depot, Inc.	69,980	5,307,983
McDonald’s Corp.	34,420	3,311,548
Wal-Mart Stores, Inc.	17,400	1,286,904

		9,906,435

Toys, Games & Hobbies — 0.6%
Mattel, Inc.	32,820	1,373,845

		15,336,539

	Number of Shares	Value
Consumer, Non-cyclical — 20.1%
Agriculture — 3.1%
Altria Group, Inc.	35,480	$1,218,738
Lorillard, Inc.	41,990	1,880,312
Philip Morris International, Inc.	46,090	3,990,933

		7,089,983

Beverages — 2.4%
The Coca-Cola Co.	68,870	2,608,796
Diageo PLC	89,270	2,836,700

		5,445,496

Commercial Services — 0.3%
Automatic Data Processing, Inc.	9,400	680,372

Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	35,750	2,702,343

Foods — 3.4%
General Mills, Inc.	40,620	1,946,510
Kraft Foods Group, Inc.	21,176	1,110,470
Mondelez International, Inc. Class A	72,560	2,279,835
Unilever NV NY Shares	63,460	2,393,711

		7,730,526

Health Care – Products — 1.7%
Johnson & Johnson	43,640	3,783,152

Health Care – Services — 0.5%
Quest Diagnostics, Inc.	17,860	1,103,569

Household Products — 0.8%
Kimberly-Clark Corp.	19,620	1,848,596

Pharmaceuticals — 6.7%
Abbott Laboratories	21,460	712,257
AbbVie, Inc.	21,460	959,906
Bristol-Myers Squibb Co.	80,260	3,714,433
Merck & Co., Inc.	92,020	4,381,072
Pfizer, Inc.	181,700	5,216,607

		14,984,275

		45,368,312

Energy — 13.4%
Coal — 0.1%
CONSOL Energy, Inc.	4,300	144,695

Oil & Gas — 10.3%
Chevron Corp.	58,060	7,054,290
ConocoPhillips	18,400	1,278,984
Exxon Mobil Corp.	51,360	4,419,015
Marathon Oil Corp.	54,110	1,887,357
Marathon Petroleum Corp.	25,430	1,635,658
Occidental Petroleum Corp.	25,580	2,392,753
Phillips 66	11,910	688,636
Royal Dutch Shell PLC Class A	17,470	577,060
Total SA Sponsored ADR (France)	57,870	3,351,830

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.6%
Schlumberger Ltd.	14,830	$1,310,379

Pipelines — 2.4%
Enbridge, Inc.	69,860	2,917,700
Kinder Morgan, Inc.	43,800	1,557,966
Spectra Energy Corp.	30,540	1,045,384

		5,521,050

		30,261,707

Financial — 19.9%
Banks — 8.4%
Fifth Third Bancorp	130,020	2,345,561
M&T Bank Corp.	5,090	569,673
SunTrust Banks, Inc.	99,110	3,213,146
The Toronto-Dominion Bank	25,770	2,320,188
U.S. Bancorp	92,790	3,394,258
Wells Fargo & Co.	170,970	7,064,481

		18,907,307

Diversified Financial — 5.7%
American Express Co.	39,540	2,986,061
Citigroup, Inc.	56,820	2,756,338
JP Morgan Chase & Co.	137,410	7,102,723

		12,845,122

Insurance — 5.7%
ACE Ltd.	25,770	2,411,041
The Chubb Corp.	25,500	2,276,130
MetLife, Inc.	21,180	994,401
Prudential Financial, Inc.	51,860	4,044,043
The Travelers Cos., Inc.	37,600	3,187,352

		12,912,967

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,400	240,492

		44,905,888

Industrial — 13.1%
Aerospace & Defense — 4.6%
Northrop Grumman Corp.	27,270	2,597,740
Raytheon Co.	49,260	3,796,468
United Technologies Corp.	36,420	3,926,805

		10,321,013

Machinery – Diversified — 1.9%
Deere & Co.	43,020	3,501,397
Rockwell Automation, Inc.	8,370	895,088

		4,396,485

Manufacturing — 4.6%
3M Co.	18,850	2,250,879
General Electric Co.	226,560	5,412,518
Honeywell International, Inc.	32,080	2,663,923

		10,327,320

	Number of Shares	Value
Transportation — 2.0%
Union Pacific Corp.	12,890	$2,002,333
United Parcel Service, Inc. Class B	26,560	2,426,787

		4,429,120

		29,473,938

Technology — 4.0%
Computers — 1.7%
International Business Machines Corp.	20,080	3,718,414

Semiconductors — 0.9%
Intel Corp.	91,180	2,089,846

Software — 1.4%
Microsoft Corp.	97,230	3,238,731

		9,046,991

Utilities — 5.7%
Electric — 4.5%
Dominion Resources, Inc.	37,250	2,327,380
Duke Energy Corp.	14,020	936,256
Edison International	19,520	899,091
ITC Holdings Corp.	6,320	593,195
NextEra Energy, Inc.	27,890	2,235,663
Northeast Utilities	21,840	900,900
Public Service Enterprise Group, Inc.	42,300	1,392,939
Wisconsin Energy Corp.	22,550	910,569

		10,195,993

Gas — 0.5%
Sempra Energy	13,250	1,134,200

Water — 0.7%
American Water Works Co., Inc.	36,240	1,495,987

		12,826,180

TOTAL COMMON STOCK (Cost $174,012,317)		218,344,178

TOTAL EQUITIES (Cost $174,012,317)		218,344,178

TOTAL LONG-TERM INVESTMENTS (Cost $174,012,317)		218,344,178

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (a)	$6,365,316	6,365,316

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $6,365,316)	$6,365,316

TOTAL INVESTMENTS — 99.6% (Cost $180,377,633) (b)	224,709,494

Other Assets/(Liabilities) — 0.4%	811,118

NET ASSETS — 100.0%	$225,520,612

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $6,365,318. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $6,493,664.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 3.8%
Chemicals — 3.8%
Ecolab, Inc.	35,550	$3,510,918
The Sherwin-Williams Co.	31,870	5,806,077

		9,316,995

Communications — 32.0%
Internet — 24.3%
Amazon.com, Inc. (a)	28,750	8,988,400
eBay, Inc. (a)	81,000	4,518,990
Equinix, Inc. (a)	17,630	3,237,749
Expedia, Inc.	97,840	5,067,134
F5 Networks, Inc. (a)	41,200	3,533,312
Facebook, Inc. Class A (a)	129,610	6,511,606
Google, Inc. Class A (a)	11,030	9,661,287
LinkedIn Corp. (a)	21,700	5,339,502
Priceline.com, Inc. (a)	4,480	4,529,056
Yahoo!, Inc. (a)	173,180	5,742,649
Yandex NV (a)	79,650	2,900,853

		60,030,538

Media — 7.7%
Discovery Communications, Inc. Series A (a)	40,890	3,451,934
Liberty Global PLC (a)	74,850	5,939,348
Sirius XM Radio, Inc.	1,099,220	4,253,981
The Walt Disney Co.	83,090	5,358,474

		19,003,737

		79,034,275

Consumer, Cyclical — 8.8%
Apparel — 2.9%
Ralph Lauren Corp.	19,880	3,274,832
Under Armour, Inc. Class A (a)	49,560	3,937,542

		7,212,374

Lodging — 2.5%
Las Vegas Sands Corp.	92,130	6,119,275

Retail — 3.4%
Costco Wholesale Corp.	22,450	2,584,444
Michael Kors Holdings Ltd. (a)	77,650	5,786,478

		8,370,922

		21,702,571

Consumer, Non-cyclical — 24.3%
Beverages — 1.3%
Monster Beverage Corp. (a)	60,160	3,143,360

	Number of Shares	Value
Biotechnology — 5.4%
Biogen Idec, Inc. (a)	17,550	$4,225,338
Celgene Corp. (a)	31,940	4,916,524
Regeneron Pharmaceuticals, Inc. (a)	12,960	4,054,795

		13,196,657

Commercial Services — 6.3%
MasterCard, Inc. Class A	7,940	5,341,873
Verisk Analytics, Inc. Class A (a)	38,050	2,471,728
Visa, Inc. Class A	40,450	7,729,995

		15,543,596

Cosmetics & Personal Care — 1.7%
The Estee Lauder Cos., Inc. Class A	58,720	4,104,528

Health Care – Services — 1.0%
Catamaran Corp. (a)	54,310	2,495,545

Household Products — 0.9%
Church & Dwight Co., Inc.	37,280	2,238,664

Pharmaceuticals — 7.7%
Actavis, Inc. (a)	26,050	3,751,200
Allergan, Inc.	42,840	3,874,878
BioMarin Pharmaceutical, Inc. (a)	50,390	3,639,166
Gilead Sciences, Inc. (a)	124,410	7,817,924

		19,083,168

		59,805,518

Energy — 4.7%
Oil & Gas — 4.1%
Anadarko Petroleum Corp.	38,400	3,570,816
EOG Resources, Inc.	39,340	6,659,475

		10,230,291

Oil & Gas Services — 0.6%
Cameron International Corp. (a)	25,000	1,459,250

		11,689,541

Financial — 7.1%
Diversified Financial — 7.1%
Affiliated Managers Group, Inc. (a)	21,840	3,988,858
Discover Financial Services	93,330	4,716,898
The Goldman Sachs Group, Inc.	28,250	4,469,433
IntercontinentalExchange, Inc. (a)	24,210	4,392,178

		17,567,367

Industrial — 9.7%
Aerospace & Defense — 1.7%
BE Aerospace, Inc. (a)	54,880	4,051,241

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	88,100	3,667,603

Manufacturing — 2.9%
Eaton Corp. PLC	52,430	3,609,281

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	43,570	$3,618,053

		7,227,334

Metal Fabricate & Hardware — 2.1%
Precision Castparts Corp.	22,670	5,151,531

Transportation — 1.5%
Kansas City Southern	33,780	3,694,181

		23,791,890

Technology — 8.8%
Computers — 1.5%
Teradata Corp. (a)	67,400	3,736,656

Software — 7.3%
Citrix Systems, Inc. (a)	59,840	4,225,303
Red Hat, Inc. (a)	25,620	1,182,107
Salesforce.com, Inc. (a)	124,930	6,485,116
Servicenow, Inc. (a)	49,740	2,583,993
VMware, Inc. Class A (a)	42,990	3,477,891

		17,954,410

		21,691,066

TOTAL COMMON STOCK (Cost $201,615,273)		244,599,223

TOTAL EQUITIES (Cost $201,615,273)		244,599,223

TOTAL LONG-TERM INVESTMENTS (Cost $201,615,273)		244,599,223

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$2,249,863	2,249,863

TOTAL SHORT-TERM INVESTMENTS (Cost $2,249,863)		2,249,863

TOTAL INVESTMENTS — 100.1% (Cost $203,865,136) (c)		246,849,086

Other Assets/(Liabilities) — (0.1)%		(193,972)

NET ASSETS — 100.0%		$246,655,114

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,249,863. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $2,297,955.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 95.4%
Basic Materials — 3.2%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	3,002	$319,923
Airgas, Inc.	995	105,520
CF Industries Holdings, Inc.	900	189,747
The Dow Chemical Co.	17,446	669,926
E.I. du Pont de Nemours & Co.	13,347	781,600
Eastman Chemical Co.	2,205	171,770
Ecolab, Inc.	3,847	379,930
FMC Corp.	1,978	141,862
International Flavors & Fragrances, Inc.	1,199	98,678
LyondellBasell Industries NV Class A	5,462	399,982
Monsanto Co.	7,716	805,319
The Mosaic Co.	4,021	172,983
PPG Industries, Inc.	2,065	344,979
Praxair, Inc.	4,289	515,581
The Sherwin-Williams Co.	1,186	216,065
Sigma-Aldrich Corp.	1,712	146,034

		5,459,899

Forest Products & Paper — 0.2%
International Paper Co.	6,456	289,229
MeadWestvaco Corp.	2,587	99,289

		388,518

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	1,604	48,954
Cliffs Natural Resources, Inc.	2,236	45,838
Nucor Corp.	4,570	224,021
United States Steel Corp.	2,077	42,766

		361,579

Mining — 0.4%
Alcoa, Inc.	15,405	125,088
Freeport-McMoRan Copper & Gold, Inc.	15,049	497,821
Newmont Mining Corp.	7,148	200,859
Vulcan Materials Co.	1,889	97,869

		921,637

		7,131,633

Communications — 11.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	6,229	107,015
Omnicom Group, Inc.	3,714	235,616

		342,631

	Number of Shares	Value
Internet — 3.6%
Akamai Technologies, Inc. (a)	2,523	$130,439
Amazon.com, Inc. (a)	5,304	1,658,242
eBay, Inc. (a)	16,835	939,225
Expedia, Inc.	1,372	71,056
F5 Networks, Inc. (a)	1,126	96,566
Google, Inc. Class A (a)	3,888	3,405,538
Netflix, Inc. (a)	803	248,296
Priceline.com, Inc. (a)	700	707,665
Symantec Corp.	10,034	248,341
TripAdvisor, Inc. (a)	1,599	121,268
VeriSign, Inc. (a)	2,227	113,332
Yahoo!, Inc. (a)	13,717	454,856

		8,194,824

Media — 3.6%
Cablevision Systems Corp. Class A	3,092	52,069
CBS Corp. Class B	8,248	454,960
Comcast Corp. Class A	38,013	1,716,287
DIRECTV (a)	8,052	481,107
Discovery Communications, Inc. Series A (a)	3,554	300,029
Gannett Co., Inc.	3,285	88,005
The McGraw Hill Financial, Inc.	3,964	259,999
News Corp. (a)	7,160	114,990
Nielsen Holdings NV	2,983	108,730
Scripps Networks Interactive Class A	1,185	92,560
Time Warner Cable, Inc.	4,202	468,943
Time Warner, Inc.	13,440	884,486
Twenty-First Century Fox. Class A	28,743	962,890
Viacom, Inc. Class B	6,410	535,748
The Walt Disney Co.	24,030	1,549,695
The Washington Post Co. Class B	73	44,629

		8,115,127

Telecommunications — 4.2%
AT&T, Inc.	78,585	2,657,745
CenturyLink, Inc.	8,800	276,144
Cisco Systems, Inc.	77,165	1,807,204
Corning, Inc.	21,304	310,825
Crown Castle International Corp. (a)	4,213	307,675
Frontier Communications Corp.	14,401	60,052
Harris Corp.	1,585	93,991
JDS Uniphase Corp. (a)	3,438	50,573
Juniper Networks, Inc. (a)	7,300	144,978
Motorola Solutions, Inc.	3,973	235,917
QUALCOMM, Inc.	24,919	1,678,544
Verizon Communications, Inc.	41,385	1,931,024
Windstream Holdings, Inc.	8,598	68,784

		9,623,456

		26,276,038

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.3%
Airlines — 0.2%
Delta Air Lines, Inc.	10,850	$255,952
Southwest Airlines Co.	10,427	151,817

		407,769

Apparel — 0.5%
Nike, Inc. Class B	10,476	760,976
Ralph Lauren Corp.	868	142,986
VF Corp.	1,214	241,647

		1,145,609

Auto Manufacturers — 0.7%
Ford Motor Co.	56,815	958,469
General Motors Co. (a)	11,100	399,267
Paccar, Inc.	5,120	284,979

		1,642,715

Automotive & Parts — 0.4%
BorgWarner, Inc.	1,628	165,063
Delphi Automotive PLC	4,241	247,759
The Goodyear Tire & Rubber Co. (a)	3,513	78,867
Johnson Controls, Inc.	9,939	412,468

		904,157

Distribution & Wholesale — 0.3%
Fastenal Co.	3,887	195,322
Fossil Group, Inc. (a)	759	88,226
Genuine Parts Co.	2,277	184,186
W.W. Grainger, Inc.	856	224,024

		691,758

Entertainment — 0.0%
International Game Technology	3,743	70,855

Home Builders — 0.1%
D.R. Horton, Inc.	4,086	79,391
Lennar Corp. Class A	2,387	84,500
PulteGroup, Inc.	4,896	80,784

		244,675

Home Furnishing — 0.1%
Harman International Industries, Inc.	986	65,303
Whirlpool Corp.	1,163	170,309

		235,612

Housewares — 0.1%
Newell Rubbermaid, Inc.	4,210	115,775

Leisure Time — 0.2%
Carnival Corp.	6,451	210,561
Harley-Davidson, Inc.	3,277	210,514

		421,075

Lodging — 0.3%
Marriott International, Inc. Class A	3,511	147,673
Starwood Hotels & Resorts Worldwide, Inc.	2,790	185,395

	Number of Shares	Value
Wyndham Worldwide Corp.	2,018	$123,037
Wynn Resorts Ltd.	1,178	186,136

		642,241

Retail — 6.3%
Abercrombie & Fitch Co. Class A	1,152	40,746
AutoNation, Inc. (a)	519	27,076
AutoZone, Inc. (a)	488	206,292
Bed Bath & Beyond, Inc. (a)	3,154	243,993
Best Buy Co., Inc.	3,855	144,563
CarMax, Inc. (a)	3,246	157,334
Chipotle Mexican Grill, Inc. (a)	494	211,778
Coach, Inc.	4,024	219,429
Costco Wholesale Corp.	6,334	729,170
CVS Caremark Corp.	17,696	1,004,248
Darden Restaurants, Inc.	1,879	86,979
Dollar General Corp. (a)	4,313	243,512
Dollar Tree, Inc. (a)	3,265	186,627
Family Dollar Stores, Inc.	1,364	98,235
GameStop Corp. Class A	1,750	86,888
The Gap, Inc.	4,172	168,048
The Home Depot, Inc.	21,104	1,600,738
J.C. Penney Co., Inc. (a)	2,167	19,113
Kohl’s Corp.	2,969	153,646
L Brands, Inc.	3,480	212,628
Lowe’s Cos., Inc.	15,478	736,908
Macy’s, Inc.	5,493	237,682
McDonald’s Corp.	14,445	1,389,753
Nordstrom, Inc.	2,111	118,638
O’Reilly Automotive, Inc. (a)	1,567	199,934
PetSmart, Inc.	1,526	116,373
PVH Corp.	1,121	133,052
Ross Stores, Inc.	3,140	228,592
Staples, Inc.	9,560	140,054
Starbucks Corp.	10,838	834,201
Target Corp.	9,283	593,926
Tiffany & Co.	1,713	131,250
The TJX Cos., Inc.	10,369	584,708
Urban Outfitters, Inc. (a)	1,546	56,846
Wal-Mart Stores, Inc.	23,648	1,749,006
Walgreen Co.	12,413	667,819
Yum! Brands, Inc.	6,458	461,037

		14,220,822

Textiles — 0.0%
Cintas Corp.	1,473	75,418

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,631	76,886
Mattel, Inc.	5,013	209,844

		286,730

		21,105,211

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 21.7%
Agriculture — 1.7%
Altria Group, Inc.	29,040	$997,524
Archer-Daniels-Midland Co.	9,536	351,307
Lorillard, Inc.	5,458	244,409
Philip Morris International, Inc.	23,656	2,048,373
Reynolds American, Inc.	4,599	224,339

		3,865,952

Beverages — 2.1%
Brown-Forman Corp. Class B	2,233	152,134
The Coca-Cola Co.	55,586	2,105,598
Coca-Cola Enterprises, Inc.	3,760	151,190
Constellation Brands, Inc. Class A (a)	2,246	128,920
Dr. Pepper Snapple Group, Inc.	2,966	132,936
Molson Coors Brewing Co. Class B	2,275	114,046
Monster Beverage Corp. (a)	2,118	110,666
PepsiCo, Inc.	22,355	1,777,222

		4,672,712

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a)	2,860	332,218
Amgen, Inc.	10,789	1,207,721
Biogen Idec, Inc. (a)	3,432	826,288
Celgene Corp. (a)	6,064	933,432
Life Technologies Corp. (a)	2,463	184,306
Regeneron Pharmaceuticals, Inc. (a)	1,080	337,900
Vertex Pharmaceuticals, Inc. (a)	3,170	240,349

		4,062,214

Commercial Services — 2.0%
The ADT Corp.	3,128	127,184
Automatic Data Processing, Inc.	6,964	504,054
Equifax, Inc.	1,744	104,378
H&R Block, Inc.	3,953	105,387
Iron Mountain, Inc.	2,396	64,740
MasterCard, Inc. Class A	1,484	998,406
McKesson Corp.	3,225	413,767
Moody’s Corp.	2,755	193,759
Paychex, Inc.	4,643	188,692
Quanta Services, Inc. (a)	3,112	85,611
Robert Half International, Inc.	2,012	78,528
Total System Services, Inc.	2,354	69,255
Visa, Inc. Class A	7,289	1,392,928
Western Union Co.	8,072	150,624

		4,477,313

Cosmetics & Personal Care — 1.8%
Avon Products, Inc.	6,208	127,885
Colgate-Palmolive Co.	12,684	752,161
The Estee Lauder Cos., Inc. Class A	3,452	241,295
The Procter & Gamble Co.	39,570	2,991,096

		4,112,437

	Number of Shares	Value
Foods — 1.7%
Campbell Soup Co.	2,572	$104,706
ConAgra Foods, Inc.	6,036	183,132
General Mills, Inc.	9,326	446,902
The Hershey Co.	2,201	203,592
Hormel Foods Corp.	1,962	82,639
The J.M. Smucker Co.	1,521	159,766
Kellogg Co.	3,628	213,072
Kraft Foods Group, Inc.	8,625	452,295
The Kroger Co.	7,486	301,985
McCormick & Co., Inc.	1,918	124,095
Mondelez International, Inc. Class A	25,821	811,296
Safeway, Inc.	3,532	112,989
Sysco Corp.	8,597	273,643
Tyson Foods, Inc. Class A	4,096	115,835
Whole Foods Market, Inc.	4,952	289,692

		3,875,639

Health Care – Products — 3.1%
Baxter International, Inc.	7,818	513,564
Becton, Dickinson & Co.	2,805	280,556
Boston Scientific Corp. (a)	19,518	229,141
C.R. Bard, Inc.	1,115	128,448
CareFusion Corp. (a)	3,170	116,973
Covidien PLC	6,839	416,769
Edwards Lifesciences Corp. (a)	1,625	113,149
Intuitive Surgical, Inc. (a)	541	203,562
Johnson & Johnson	40,629	3,522,128
Medtronic, Inc.	14,616	778,302
St. Jude Medical, Inc.	4,068	218,208
Stryker Corp.	4,194	283,472
Varian Medical Systems, Inc. (a)	1,534	114,636
Zimmer Holdings, Inc.	2,572	211,264

		7,130,172

Health Care – Services — 1.4%
Aetna, Inc.	5,465	349,869
Cigna Corp.	4,076	313,282
DaVita HealthCare Partners, Inc. (a)	2,428	138,153
Humana, Inc.	2,251	210,086
Laboratory Corporation of America Holdings (a)	1,393	138,102
Quest Diagnostics, Inc.	2,236	138,163
Tenet Healthcare Corp. (a)	1,470	60,549
Thermo Fisher Scientific, Inc.	5,152	474,757
UnitedHealth Group, Inc.	14,753	1,056,462
WellPoint, Inc.	4,471	373,820

		3,253,243

Household Products — 0.4%
Avery Dennison Corp.	1,398	60,841
Beam, Inc.	2,369	153,156
The Clorox Co.	1,907	155,840

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kimberly-Clark Corp.	5,560	$523,863

		893,700

Pharmaceuticals — 5.7%
Abbott Laboratories	22,522	747,505
AbbVie, Inc.	22,901	1,024,362
Actavis, Inc. (a)	1,854	266,976
Allergan, Inc.	4,269	386,131
AmerisourceBergen Corp.	3,344	204,318
Bristol-Myers Squibb Co.	23,731	1,098,271
Cardinal Health, Inc.	4,958	258,560
DENTSPLY International, Inc.	2,064	89,598
Eli Lilly & Co.	14,323	720,877
Express Scripts Holding Co. (a)	11,824	730,487
Forest Laboratories, Inc. (a)	3,438	147,112
Gilead Sciences, Inc. (a)	22,024	1,383,988
Hospira, Inc. (a)	2,409	94,481
Mead Johnson Nutrition Co.	2,969	220,478
Merck & Co., Inc.	43,594	2,075,510
Mylan, Inc. (a)	5,491	209,591
Patterson Cos., Inc.	1,236	49,687
Perrigo Co.	1,304	160,888
Pfizer, Inc.	96,422	2,768,276
Zoetis, Inc.	7,310	227,487

		12,864,583

		49,207,965

Energy — 10.1%
Coal — 0.1%
CONSOL Energy, Inc.	3,298	110,978
Peabody Energy Corp.	3,895	67,189

		178,167

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	930	37,395

Oil & Gas — 7.9%
Anadarko Petroleum Corp.	7,239	673,155
Apache Corp.	5,685	484,021
Cabot Oil & Gas Corp.	6,070	226,532
Chesapeake Energy Corp.	7,453	192,884
Chevron Corp.	27,974	3,398,841
ConocoPhillips	17,712	1,231,161
Denbury Resources, Inc. (a)	5,387	99,175
Devon Energy Corp.	5,476	316,294
Diamond Offshore Drilling, Inc.	1,007	62,756
Ensco PLC Class A	3,377	181,514
EOG Resources, Inc.	3,952	668,994
EQT Corp.	2,147	190,482
Exxon Mobil Corp.	63,658	5,477,134
Helmerich & Payne, Inc.	1,492	102,873
Hess Corp.	4,291	331,866
Marathon Oil Corp.	10,213	356,229
Marathon Petroleum Corp.	4,660	299,731

	Number of Shares	Value
Murphy Oil Corp.	2,657	$160,270
Nabors Industries Ltd.	4,306	69,154
Newfield Exploration Co. (a)	1,907	52,195
Noble Corp.	3,632	137,181
Noble Energy, Inc.	5,192	347,916
Occidental Petroleum Corp.	11,595	1,084,596
Phillips 66	8,973	518,819
Pioneer Natural Resources Co.	1,977	373,258
QEP Resources, Inc.	2,584	71,551
Range Resources Corp.	2,318	175,913
Rowan Cos. PLC Class A (a)	1,780	65,362
Southwestern Energy Co. (a)	5,092	185,247
Tesoro Corp.	2,010	88,400
Valero Energy Corp.	7,862	268,487
WPX Energy, Inc. (a)	2,901	55,873

		17,947,864

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	6,420	315,222
Cameron International Corp. (a)	3,601	210,191
FMC Technologies, Inc. (a)	3,397	188,262
Halliburton Co.	12,461	599,997
National Oilwell Varco, Inc.	6,175	482,329
Schlumberger Ltd.	19,228	1,698,986

		3,494,987

Pipelines — 0.5%
Kinder Morgan, Inc.	9,151	325,501
ONEOK, Inc.	2,967	158,200
Spectra Energy Corp.	9,711	332,408
The Williams Cos., Inc.	9,837	357,673

		1,173,782

		22,832,195

Financial — 15.3%
Banks — 4.4%
Bank of America Corp.	156,370	2,157,906
Bank of New York Mellon Corp.	16,783	506,679
BB&T Corp.	10,172	343,305
Capital One Financial Corp.	8,468	582,090
Comerica, Inc.	2,686	105,587
Fifth Third Bancorp	12,634	227,917
Huntington Bancshares, Inc.	12,097	99,921
KeyCorp	13,319	151,837
M&T Bank Corp.	1,762	197,203
Northern Trust Corp.	3,172	172,525
PNC Financial Services Group, Inc.	7,643	553,735
Regions Financial Corp.	20,388	188,793
State Street Corp.	6,634	436,186
SunTrust Banks, Inc.	7,796	252,746
U.S. Bancorp	26,770	979,247
Wells Fargo & Co.	71,187	2,941,447

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zions Bancorp	2,613	$71,648

		9,968,772

Diversified Financial — 4.7%
American Express Co.	13,782	1,040,817
Ameriprise Financial, Inc.	2,931	266,955
BlackRock, Inc.	1,786	483,327
The Charles Schwab Corp.	15,859	335,259
Citigroup, Inc.	44,001	2,134,488
CME Group, Inc.	4,420	326,550
Discover Financial Services	7,038	355,700
E*TRADE Financial Corp. (a)	4,120	67,980
Franklin Resources, Inc.	5,941	300,318
The Goldman Sachs Group, Inc.	6,255	989,603
IntercontinentalExchange, Inc. (a)	1,050	190,491
Invesco Ltd.	6,382	203,586
JP Morgan Chase & Co.	54,581	2,821,292
Legg Mason, Inc.	1,615	54,006
Morgan Stanley	19,785	533,206
The NASDAQ OMX Group, Inc.	1,680	53,911
NYSE Euronext	3,664	153,815
SLM Corp.	6,443	160,431
T. Rowe Price Group, Inc.	3,728	268,155

		10,739,890

Insurance — 4.2%
ACE Ltd.	4,906	459,005
Aflac, Inc.	6,709	415,891
The Allstate Corp.	6,750	341,212
American International Group, Inc.	21,340	1,037,764
Aon PLC	4,444	330,811
Assurant, Inc.	1,146	61,999
Berkshire Hathaway, Inc. Class B (a)	26,352	2,991,216
The Chubb Corp.	3,779	337,314
Cincinnati Financial Corp.	2,152	101,488
Genworth Financial, Inc. Class A (a)	7,102	90,835
The Hartford Financial Services Group, Inc.	6,589	205,050
Lincoln National Corp.	3,922	164,685
Loews Corp.	4,451	208,040
Marsh & McLennan Cos., Inc.	7,948	346,135
MetLife, Inc.	15,843	743,829
Principal Financial Group, Inc.	4,006	171,537
The Progressive Corp.	7,965	216,887
Prudential Financial, Inc.	6,686	521,374
Torchmark Corp.	1,289	93,259
The Travelers Cos., Inc.	5,456	462,505
Unum Group	3,876	117,985
XL Group PLC	4,137	127,502

		9,546,323

Real Estate — 0.0%
CBRE Group, Inc. (a)	4,344	100,477

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	5,752	$426,396
Apartment Investment & Management Co. Class A	2,122	59,289
AvalonBay Communities, Inc.	1,713	217,705
Boston Properties, Inc.	2,208	236,035
Equity Residential	4,587	245,726
HCP, Inc.	6,592	269,942
Health Care REIT, Inc.	4,145	258,565
Host Hotels & Resorts, Inc.	10,728	189,564
Kimco Realty Corp.	5,945	119,970
The Macerich Co.	1,990	112,316
Plum Creek Timber Co., Inc.	2,393	112,064
Prologis, Inc.	7,156	269,209
Public Storage	2,088	335,228
Simon Property Group, Inc.	4,525	670,741
Ventas, Inc.	4,253	261,559
Vornado Realty Trust	2,583	217,127
Weyerhaeuser Co.	8,344	238,889

		4,240,325

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	6,838	61,884
People’s United Financial, Inc.	4,587	65,961

		127,845

		34,723,632

Industrial — 10.1%
Aerospace & Defense — 1.9%
The Boeing Co.	9,855	1,157,962
General Dynamics Corp.	4,783	418,608
L-3 Communications Holdings, Inc.	1,251	118,220
Lockheed Martin Corp.	3,890	496,169
Northrop Grumman Corp.	3,372	321,217
Raytheon Co.	4,660	359,146
Rockwell Collins, Inc.	1,984	134,634
United Technologies Corp.	12,230	1,318,639

		4,324,595

Building Materials — 0.1%
Masco Corp.	5,117	108,890

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	3,300	151,866
Emerson Electric Co.	10,431	674,886
Molex, Inc.	2,018	77,733

		904,485

Electronics — 0.5%
Agilent Technologies, Inc.	4,954	253,892
Amphenol Corp. Class A	2,341	181,147
FLIR Systems, Inc.	2,089	65,595
Garmin Ltd.	1,632	73,750
Jabil Circuit, Inc.	2,710	58,753

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PerkinElmer, Inc.	1,618	$61,079
TE Connectivity Ltd.	6,038	312,648
Waters Corp. (a)	1,278	135,736

		1,142,600

Engineering & Construction — 0.1%
Fluor Corp.	2,395	169,949
Jacobs Engineering Group, Inc. (a)	1,864	108,448

		278,397

Environmental Controls — 0.3%
Republic Services, Inc.	4,242	141,513
Stericycle, Inc. (a)	1,185	136,749
Waste Management, Inc.	6,357	262,163

		540,425

Hand & Machine Tools — 0.1%
Snap-on, Inc.	829	82,486
Stanley Black & Decker, Inc.	2,371	214,741

		297,227

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	9,479	790,264
Ingersoll-Rand PLC	3,990	259,111
Joy Global, Inc.	1,585	80,898

		1,130,273

Machinery – Diversified — 0.6%
Cummins, Inc.	2,578	342,539
Deere & Co.	5,585	454,563
Flowserve Corp.	2,113	131,830
Rockwell Automation, Inc.	2,043	218,478
Roper Industries, Inc.	1,446	192,130
Xylem, Inc.	2,631	73,484

		1,413,024

Manufacturing — 3.7%
3M Co.	9,136	1,090,930
Danaher Corp.	8,392	581,733
Dover Corp.	2,478	222,599
Eaton Corp. PLC	6,872	473,068
General Electric Co.	149,692	3,576,142
Honeywell International, Inc.	11,328	940,677
Illinois Tool Works, Inc.	6,021	459,222
Leggett & Platt, Inc.	2,108	63,556
Pall Corp.	1,563	120,414
Parker Hannifin Corp.	2,187	237,771
Pentair Ltd.	2,967	192,677
Textron, Inc.	4,051	111,848
Tyco International Ltd.	6,750	236,115

		8,306,752

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	2,152	489,020

Packaging & Containers — 0.1%
Ball Corp.	2,167	97,255

	Number of Shares	Value
Bemis Co., Inc.	1,441	$56,213
Owens-Illinois, Inc. (a)	2,374	71,268
Sealed Air Corp.	2,869	78,008

		302,744

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	2,367	140,979
CSX Corp.	14,776	380,334
Expeditors International of Washington, Inc.	2,993	131,872
FedEx Corp.	4,214	480,860
Kansas City Southern	1,590	173,882
Norfolk Southern Corp.	4,573	353,722
Ryder System, Inc.	719	42,924
Union Pacific Corp.	6,792	1,055,069
United Parcel Service, Inc. Class B	10,244	935,994

		3,695,636

		22,934,068

Technology — 11.2%
Computers — 5.7%
Accenture PLC Class A	9,368	689,859
Apple, Inc.	13,140	6,264,495
Cognizant Technology Solutions Corp. Class A (a)	4,371	358,946
Computer Sciences Corp.	2,122	109,792
Dell, Inc.	21,170	291,511
EMC Corp.	30,348	775,695
Hewlett-Packard Co.	27,873	584,776
International Business Machines Corp.	15,072	2,791,033
NetApp, Inc.	4,926	209,946
SanDisk Corp.	3,555	211,558
Seagate Technology PLC	4,651	203,435
Teradata Corp. (a)	2,399	133,001
Western Digital Corp.	3,222	204,275

		12,828,322

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	2,952	53,697
Xerox Corp.	17,786	183,018

		236,715

Semiconductors — 1.9%
Altera Corp.	4,609	171,270
Analog Devices, Inc.	4,469	210,266
Applied Materials, Inc.	17,327	303,916
Broadcom Corp. Class A	7,577	197,078
Intel Corp.	72,274	1,656,520
KLA-Tencor Corp.	2,421	147,318
Lam Research Corp. (a)	2,313	118,403
Linear Technology Corp.	3,401	134,884
LSI Corp.	7,919	61,927
Microchip Technology, Inc.	2,805	113,013

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Micron Technology, Inc. (a)	14,853	$259,482
NVIDIA Corp.	8,339	129,755
Teradyne, Inc. (a)	2,747	45,380
Texas Instruments, Inc.	16,035	645,729
Xilinx, Inc.	3,778	177,037

		4,371,978

Software — 3.5%
Adobe Systems, Inc. (a)	7,231	375,578
Autodesk, Inc. (a)	3,238	133,309
CA, Inc.	4,811	142,742
Cerner Corp. (a)	4,240	222,812
Citrix Systems, Inc. (a)	2,680	189,235
The Dun & Bradstreet Corp.	552	57,325
Electronic Arts, Inc. (a)	4,362	111,449
Fidelity National Information Services, Inc.	4,211	195,559
Fiserv, Inc. (a)	1,929	194,925
Intuit, Inc.	4,065	269,550
Microsoft Corp.	108,620	3,618,132
Oracle Corp.	53,127	1,762,223
Red Hat, Inc. (a)	2,785	128,500
Salesforce.com, Inc. (a)	7,846	407,286

		7,808,625

		25,245,640

Utilities — 2.9%
Electric — 2.7%
The AES Corp.	8,974	119,264
Ameren Corp.	3,466	120,755
American Electric Power Co., Inc.	6,976	302,410
CenterPoint Energy, Inc.	6,228	149,285
CMS Energy Corp.	3,809	100,253
Consolidated Edison, Inc.	4,240	233,794
Dominion Resources, Inc.	8,361	522,395
DTE Energy Co.	2,470	162,971
Duke Energy Corp.	10,195	680,822
Edison International	4,668	215,008
Entergy Corp.	2,591	163,725
Exelon Corp.	12,323	365,254
FirstEnergy Corp.	6,082	221,689
Integrys Energy Group, Inc.	1,141	63,770
NextEra Energy, Inc.	6,141	492,263
Northeast Utilities	4,524	186,615
NRG Energy, Inc.	4,681	127,932
Pepco Holdings, Inc.	3,620	66,825
PG&E Corp.	6,431	263,157
Pinnacle West Capital Corp.	1,557	85,230
PPL Corp.	9,125	277,218
Public Service Enterprise Group, Inc.	7,294	240,191
SCANA Corp.	1,996	91,896

	Number of Shares	Value
The Southern Co.	12,528	$515,903
TECO Energy, Inc.	2,941	48,644
Wisconsin Energy Corp.	3,438	138,826
Xcel Energy, Inc.	7,231	199,648

		6,155,743

Gas — 0.2%
AGL Resources, Inc.	1,659	76,364
NiSource, Inc.	4,546	140,426
Sempra Energy	3,301	282,565

		499,355

		6,655,098

TOTAL COMMON STOCK (Cost $195,958,993)		216,111,480

TOTAL EQUITIES (Cost $195,958,993)		216,111,480

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (b) 5.000% 8/01/49	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

	Units
PURCHASED OPTIONS — 0.5%

Financial — 0.5%
Diversified Financial — 0.5%
S&P 500 Index, Put, Expires 10/19/13, Strike 1,550.00	164	42,640
S&P 500 Index, Put, Expires 10/19/13, Strike 1,575.00	108	44,280
S&P 500 Index, Put, Expires 11/16/13, Strike 1,500.00	195	87,750
S&P 500 Index, Put, Expires 11/16/13, Strike 1,550.00	272	202,640
S&P 500 Index, Put, Expires 11/16/13, Strike 1,575.00	219	221,190
S&P 500 Index, Put, Expires 12/21/13, Strike 1,525.00	189	228,690

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 12/21/13, Strike 1,550.00	135	$216,000

		1,043,190

TOTAL PURCHASED OPTIONS (Cost $1,210,665)		1,043,190

TOTAL LONG-TERM INVESTMENTS (Cost $197,169,658)		217,154,670

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (c)	$6,078,992	6,078,992

TOTAL SHORT-TERM INVESTMENTS (Cost $6,078,992)		6,078,992

TOTAL INVESTMENTS — 98.6% (Cost $203,248,650) (d)		223,233,662

Other Assets/(Liabilities) — 1.4%		3,154,933

NET ASSETS — 100.0%		$226,388,595

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Maturity value of $6,078,993. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 2.750%, maturity dates ranging from 4/01/28 – 11/15/28, and an aggregate market value, including accrued interest, of $6,201,079.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.0%
Basic Materials — 2.7%
Chemicals — 1.6%
Celanese Corp. Series A	58,000	$3,061,820
Rockwood Holdings, Inc.	58,000	3,880,200

		6,942,020

Mining — 1.1%
Agnico-Eagle Mines Ltd. (a)	68,000	1,799,960
Franco-Nevada Corp.	58,000	2,631,271

		4,431,231

		11,373,251

Communications — 10.0%
Internet — 5.2%
Akamai Technologies, Inc. (b)	82,000	4,239,401
Dropbox, Inc. (b) (c)	9,011	81,541
FireEye, Inc. (b)	4,000	166,120
Groupon, Inc. (b)	214,000	2,398,940
LinkedIn Corp. (b)	8,000	1,968,480
Netflix, Inc. (b)	10,000	3,092,100
Rackspace Hosting, Inc. (b)	49,000	2,585,240
TripAdvisor, Inc. (b)	43,000	3,261,120
VeriSign, Inc. (b)	82,000	4,172,980

		21,965,922

Media — 2.3%
Charter Communications, Inc. Class A (b)	34,000	4,581,840
Discovery Communications, Inc. Series C (b)	14,000	1,093,680
FactSet Research Systems, Inc. (a)	38,000	4,145,800

		9,821,320

Telecommunications — 2.5%
Amdocs Ltd.	60,900	2,231,376
JDS Uniphase Corp. (b)	287,000	4,221,770
Motorola Solutions, Inc.	68,000	4,037,840

		10,490,986

		42,278,228

Consumer, Cyclical — 15.2%
Airlines — 0.5%
Alaska Air Group, Inc.	34,000	2,129,080

Auto Manufacturers — 0.5%
Tesla Motors, Inc. (a) (b)	10,000	1,934,200

Automotive & Parts — 0.9%
WABCO Holdings, Inc. (b)	43,000	3,623,180

	Number of Shares	Value
Distribution & Wholesale — 1.2%
Fastenal Co.	102,000	$5,125,500

Home Furnishing — 0.5%
Harman International Industries, Inc.	34,000	2,251,820

Leisure Time — 1.4%
Harley-Davidson, Inc.	48,000	3,083,520
Norwegian Cruise Line Holdings Ltd. (b)	98,000	3,023,300

		6,106,820

Lodging — 1.3%
Choice Hotels International, Inc.	50,000	2,159,500
Marriott International, Inc. Class A	78,000	3,280,680

		5,440,180

Retail — 8.9%
AutoZone, Inc. (b)	10,000	4,227,300
CarMax, Inc. (b)	139,000	6,737,330
Chipotle Mexican Grill, Inc. (b)	4,000	1,714,800
Dollar General Corp. (b)	88,000	4,968,480
Dollar Tree, Inc. (b)	63,000	3,601,080
DSW, Inc. Class A	29,000	2,474,280
Kohl’s Corp.	67,000	3,467,250
L Brands, Inc.	28,000	1,710,800
O’Reilly Automotive, Inc. (b)	34,000	4,338,060
Panera Bread Co. Class A (b)	8,000	1,268,240
Tim Hortons, Inc.	58,000	3,364,000

		37,871,620

		64,482,400

Consumer, Non-cyclical — 27.4%
Beverages — 0.8%
Green Mountain Coffee Roasters, Inc. (a) (b)	42,000	3,163,860

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc. (b)	19,000	2,207,040
Alkermes PLC (b)	100,000	3,362,000
Illumina, Inc. (a) (b)	25,000	2,020,750
Incyte Corp. (b)	42,000	1,602,300
Regeneron Pharmaceuticals, Inc. (b)	11,000	3,441,570
Vertex Pharmaceuticals, Inc. (b)	29,000	2,198,780

		14,832,440

Commercial Services — 7.9%
CoreLogic, Inc. (b)	71,000	1,920,550
Equifax, Inc.	58,000	3,471,300
Gartner, Inc. (b)	78,000	4,680,000
Global Payments, Inc.	48,000	2,451,840
Hertz Global Holdings, Inc. (b)	114,000	2,526,240
Manpower, Inc.	91,000	6,619,340
Quanta Services, Inc. (b)	182,000	5,006,820

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vantiv, Inc. (b)	108,000	$3,017,520
Verisk Analytics, Inc. Class A (b)	55,000	3,572,800

		33,266,410

Foods — 2.8%
Dean Foods Co. (b)	124,000	2,393,200
The Fresh Market, Inc. (b)	19,000	898,890
Sprouts Farmers Market, Inc. (b)	6,000	266,340
TreeHouse Foods, Inc. (b)	38,000	2,539,540
WhiteWave Foods Co. Class A (b)	151,000	3,015,470
Whole Foods Market, Inc.	49,000	2,866,500

		11,979,940

Health Care – Products — 4.4%
Bruker Corp. (b)	146,000	3,014,900
CareFusion Corp. (b)	119,000	4,391,100
The Cooper Cos., Inc.	23,000	2,982,870
Henry Schein, Inc. (b)	38,000	3,940,600
IDEXX Laboratories, Inc. (b)	41,000	4,085,650

		18,415,120

Health Care – Services — 4.6%
Catamaran Corp. (b)	40,000	1,838,000
Covance, Inc. (b)	58,000	5,014,680
Envision Healthcare Holdings, Inc. (b)	40,000	1,041,200
Laboratory Corporation of America Holdings (b)	58,000	5,750,120
MEDNAX, Inc. (b)	24,000	2,409,600
Universal Health Services, Inc. Class B	46,000	3,449,540

		19,503,140

Pharmaceuticals — 3.4%
Alnylam Pharmaceuticals, Inc. (b)	20,000	1,280,200
Cubist Pharmaceuticals, Inc. (b)	19,000	1,207,450
DENTSPLY International, Inc.	115,000	4,992,150
Hospira, Inc. (b)	68,000	2,666,960
Pharmacyclics, Inc. (b)	14,000	1,937,880
Theravance, Inc. (a) (b)	12,000	490,680
Valeant Pharmaceuticals International, Inc. (b)	19,000	1,982,270

		14,557,590

		115,718,500

Energy — 6.2%
Coal — 0.5%
CONSOL Energy, Inc.	68,000	2,288,200

Oil & Gas — 5.7%
Concho Resources, Inc. (b)	29,700	3,231,657
EQT Corp.	67,000	5,944,240
Pioneer Natural Resources Co.	19,000	3,587,200
Range Resources Corp.	63,000	4,781,070
SM Energy Co.	67,000	5,171,730

	Number of Shares	Value
Southwestern Energy Co. (b)	34,600	$1,258,748

		26,262,845

Financial — 6.6%
Banks — 0.1%
TCF Financial Corp.	31,000	442,680

Diversified Financial — 2.7%
CBOE Holdings, Inc.	77,000	3,482,710
The Charles Schwab Corp.	73,000	1,543,220
IntercontinentalExchange, Inc. (b)	14,000	2,539,880
TD Ameritrade Holding Corp.	148,000	3,874,640

		11,440,450

Insurance — 3.2%
Fidelity National Financial, Inc. Class A	156,000	4,149,600
HCC Insurance Holdings, Inc.	77,000	3,374,140
The Progressive Corp.	124,000	3,376,520
Willis Group Holdings PLC	58,000	2,513,140

		13,413,400

Real Estate — 0.6%
Jones Lang LaSalle, Inc.	29,000	2,531,700

		27,828,230

Industrial — 15.3%
Building Materials — 0.6%
Martin Marietta Materials, Inc.	23,000	2,257,910

Electrical Components & Equipment — 2.3%
AMETEK, Inc.	96,000	4,417,920
The Babcock & Wilcox Co.	153,000	5,159,160

		9,577,080

Electronics — 2.4%
Agilent Technologies, Inc.	83,000	4,253,750
FEI Co.	9,000	790,200
Mettler-Toledo International, Inc. (b)	4,000	960,360
Sensata Technologies Holding NV (b)	58,000	2,219,660
Trimble Navigation Ltd. (b)	68,000	2,020,280

		10,244,250

Engineering & Construction — 0.2%
McDermott International, Inc. (b)	117,000	869,310

Environmental Controls — 0.7%
Waste Connections, Inc.	68,000	3,087,880

Machinery – Diversified — 2.9%
IDEX Corp.	88,000	5,742,000
Nordson Corp.	19,000	1,398,970
Roper Industries, Inc.	38,000	5,049,060

		12,190,030

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 4.3%
Acuity Brands, Inc.	26,000	$2,392,520
Colfax Corp. (b)	52,000	2,937,480
Pall Corp.	74,000	5,700,960
Teleflex, Inc.	24,000	1,974,720
Textron, Inc.	191,000	5,273,510

		18,279,190

Metal Fabricate & Hardware — 0.2%
Rexnord Corp. (b)	44,000	915,200

Packaging & Containers — 0.3%
Ball Corp.	29,000	1,301,520

Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	38,000	2,771,340
Kansas City Southern	29,000	3,171,440

		5,942,780

		64,665,150

Technology — 11.5%
Computers — 2.0%
IHS, Inc. Class A (b)	62,000	7,079,160
SanDisk Corp.	19,000	1,130,690

		8,209,850

Semiconductors — 3.7%
Altera Corp.	86,000	3,195,760
Atmel Corp. (b)	312,000	2,321,280
Avago Technologies Ltd.	47,000	2,026,640
Cree, Inc. (b)	19,000	1,143,610
IPG Photonics Corp. (a)	27,000	1,520,370
Microchip Technology, Inc. (a)	47,000	1,893,630
Xilinx, Inc.	77,000	3,608,220

		15,709,510

Software — 5.8%
Concur Technologies, Inc. (b)	34,000	3,757,000
Fidelity National Information Services, Inc.	39,000	1,811,160
Fiserv, Inc. (b)	67,000	6,770,350
MSCI, Inc. (b)	94,000	3,784,440
Red Hat, Inc. (b)	87,000	4,014,180
Servicenow, Inc. (b)	56,000	2,909,200
Workday, Inc. (b)	19,000	1,537,670

		24,584,000

		48,503,360

Utilities — 1.1%
Electric — 1.1%
Calpine Corp. (b)	249,000	4,838,070

TOTAL COMMON STOCK (Cost $265,725,185)		405,950,034

	Number of Shares	Value
PREFERRED STOCK — 0.3%
Communications — 0.3%
Internet — 0.3%
Coupons.com (b) (c)	134,468	$481,395
Dropbox, Inc. Series A (b) (c)	11,190	101,259
Dropbox, Inc. Series A 1 (b) (c)	54,965	497,384
Living Social (b) (c)	158,890	92,156

		1,172,194

TOTAL PREFERRED STOCK (Cost $2,235,211)		1,172,194

TOTAL EQUITIES (Cost $267,960,396)		407,122,228

MUTUAL FUNDS — 4.9%
Diversified Financial — 4.9%
State Street Navigator Securities Lending Prime Portfolio (d)	14,961,655	14,961,655
T. Rowe Price Government Reserve Investment Fund	5,796,124	5,796,124

		20,757,799

TOTAL MUTUAL FUNDS (Cost $20,757,779)		20,757,779

TOTAL LONG-TERM INVESTMENTS (Cost $288,718,175)		427,880,007

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (e)	$10,929,380	10,929,380

TOTAL SHORT-TERM INVESTMENTS (Cost $10,929,380)		10,929,380

TOTAL INVESTMENTS — 103.8% (Cost $299,647,555) (f)		438,809,387

Other Assets/(Liabilities) — (3.8)%		(15,867,950)

NET ASSETS — 100.0%		$422,941,437

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $14,645,874. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2013, these securities amounted to a value of $1,253,735 or 0.30% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $10,929,383. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $11,149,971.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.8%
Basic Materials — 1.8%
Iron & Steel — 0.8%
Nucor Corp.	83,219	$4,079,395

Mining — 1.0%
Newmont Mining Corp.	171,961	4,832,104

		8,911,499

Communications — 2.1%
Telecommunications — 2.1%
CenturyLink, Inc.	156,912	4,923,898
Rogers Communications, Inc. Class B	58,513	2,515,937
tw telecom, Inc. (a)	102,823	3,070,809

		10,510,644

Consumer, Cyclical — 6.7%
Airlines — 1.1%
Southwest Airlines Co.	367,330	5,348,325

Automotive & Parts — 0.5%
Autoliv, Inc.	27,763	2,426,208

Entertainment — 0.7%
International Game Technology	180,124	3,409,747

Leisure Time — 0.9%
Carnival Corp.	136,306	4,449,028

Retail — 3.1%
Bed Bath & Beyond, Inc. (a)	15,112	1,169,064
CEC Entertainment, Inc.	52,491	2,407,237
Coach, Inc.	27,421	1,495,267
Lowe’s Cos., Inc.	126,294	6,012,858
Target Corp.	66,593	4,260,620

		15,345,046

Toys, Games & Hobbies — 0.4%
Hasbro, Inc.	36,805	1,734,988

		32,713,342

Consumer, Non-cyclical — 22.0%
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	104,933	4,703,097

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	16,950	1,992,642

Commercial Services — 2.9%
The ADT Corp.	219,915	8,941,744
Corrections Corporation of America	150,105	5,186,128

		14,127,872

	Number of Shares	Value
Foods — 5.5%
ConAgra Foods, Inc.	90,807	$2,755,084
General Mills, Inc.	45,556	2,183,043
Hillshire Brands Co.	201,257	6,186,640
Kellogg Co.	41,571	2,441,465
Kraft Foods Group, Inc.	47,340	2,482,510
Mondelez International, Inc. Class A	110,747	3,479,671
Sysco Corp.	241,884	7,699,168

		27,227,581

Health Care – Products — 6.6%
Becton, Dickinson & Co.	30,636	3,064,213
Boston Scientific Corp. (a)	270,302	3,173,345
CareFusion Corp. (a)	164,433	6,067,578
Medtronic, Inc.	86,827	4,623,538
Steris Corp.	55,211	2,371,864
Stryker Corp.	88,301	5,968,265
Varian Medical Systems, Inc. (a)	23,970	1,791,278
Zimmer Holdings, Inc.	62,881	5,165,045

		32,225,126

Health Care – Services — 3.3%
Cigna Corp.	26,540	2,039,865
Humana, Inc.	30,858	2,879,977
LifePoint Hospitals, Inc. (a)	136,876	6,382,528
Quest Diagnostics, Inc.	77,733	4,803,122

		16,105,492

Pharmaceuticals — 2.4%
Hospira, Inc. (a)	113,632	4,456,647
Mallinckrodt PLC (a)	84,275	3,715,685
Patterson Cos., Inc.	84,738	3,406,467

		11,578,799

		107,960,609

Energy — 8.7%
Coal — 0.2%
Peabody Energy Corp.	49,041	845,957

Oil & Gas — 7.3%
Apache Corp.	68,534	5,834,985
Devon Energy Corp.	85,856	4,959,043
Helmerich & Payne, Inc.	43,090	2,971,055
Imperial Oil Ltd.	301,104	13,221,624
Murphy Oil Corp.	62,529	3,771,749
Southwestern Energy Co. (a)	135,512	4,929,927

		35,688,383

Oil & Gas Services — 0.4%
Cameron International Corp. (a)	36,900	2,153,853

Pipelines — 0.8%
Williams Partners LP	76,346	4,037,177

		42,725,370

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 22.4%
Banks — 7.9%
Comerica, Inc.	67,696	$2,661,130
Commerce Bancshares, Inc.	100,022	4,381,964
Cullen/Frost Bankers, Inc.	43,375	3,060,106
KeyCorp	126,122	1,437,791
Northern Trust Corp.	247,922	13,484,477
PNC Financial Services Group, Inc.	78,631	5,696,816
State Street Corp.	15,293	1,005,515
SunTrust Banks, Inc.	104,426	3,385,491
Westamerica Bancorp.	73,952	3,678,372

		38,791,662

Diversified Financial — 1.9%
The Charles Schwab Corp.	61,508	1,300,279
Franklin Resources, Inc.	96,452	4,875,649
LPL Financial Holdings, Inc.	84,320	3,230,299

		9,406,227

Insurance — 7.3%
ACE Ltd.	56,438	5,280,339
The Allstate Corp.	65,623	3,317,243
Aon PLC	14,983	1,115,335
The Chubb Corp.	49,924	4,456,216
HCC Insurance Holdings, Inc.	90,163	3,950,943
Marsh & McLennan Cos., Inc.	93,383	4,066,830
Reinsurance Group of America, Inc. Class A	75,574	5,062,702
Symetra Financial Corp.	110,970	1,977,485
The Travelers Cos., Inc.	47,575	4,032,933
Unum Group	87,735	2,670,653

		35,930,679

Real Estate Investment Trusts (REITS) — 4.0%
American Tower Corp.	69,129	5,124,533
Annaly Capital Management, Inc.	411,253	4,762,310
Boston Properties, Inc.	12,150	1,298,835
Federal Realty Investment Trust	24,720	2,507,844
Piedmont Office Realty Trust, Inc. Class A	331,485	5,754,579

		19,448,101

Savings & Loans — 1.3%
Capitol Federal Financial, Inc.	110,914	1,378,661
People’s United Financial, Inc.	344,517	4,954,155

		6,332,816

		109,909,485

Industrial — 15.5%
Aerospace & Defense — 2.4%
General Dynamics Corp.	50,845	4,449,955
Northrop Grumman Corp.	33,555	3,196,449
Raytheon Co.	54,955	4,235,382

		11,881,786

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
Molex, Inc.	14,809	$566,889

Electronics — 3.0%
Agilent Technologies, Inc.	99,144	5,081,130
Brady Corp. Class A	56,175	1,713,338
Koninklijke Philips Electronics NV	156,681	5,053,053
TE Connectivity Ltd.	56,994	2,951,149

		14,798,670

Engineering & Construction — 0.6%
ABB Ltd. Sponsored ADR (Switzerland)	131,332	3,098,122

Environmental Controls — 3.8%
Republic Services, Inc.	481,306	16,056,368
Waste Management, Inc.	60,388	2,490,401

		18,546,769

Hand & Machine Tools — 0.5%
Regal-Beloit Corp.	37,865	2,572,169

Machinery – Diversified — 0.6%
Xylem, Inc.	100,642	2,810,931

Manufacturing — 2.1%
Textron, Inc.	162,780	4,494,356
Tyco International Ltd.	162,469	5,683,165

		10,177,521

Metal Fabricate & Hardware — 0.1%
Kaydon Corp.	16,195	575,246

Packaging & Containers — 1.3%
Bemis Co., Inc.	77,473	3,022,222
Sonoco Products Co.	77,861	3,031,907

		6,054,129

Transportation — 1.0%
Heartland Express, Inc.	346,326	4,914,366

		75,996,598

Technology — 5.9%
Computers — 1.0%
SanDisk Corp.	26,145	1,555,889
Western Digital Corp.	54,024	3,425,122

		4,981,011

Semiconductors — 4.9%
Analog Devices, Inc.	34,034	1,601,300
Applied Materials, Inc.	349,297	6,126,669
Avago Technologies Ltd.	63,800	2,751,056
KLA-Tencor Corp.	34,539	2,101,698
Maxim Integrated Products, Inc.	88,419	2,634,886
Microchip Technology, Inc.	58,279	2,348,061
Teradyne, Inc. (a)	373,127	6,164,058

		23,727,728

		28,708,739

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 9.7%
Electric — 8.0%
Consolidated Edison, Inc.	89,160	$4,916,282
The Empire District Electric Co.	129,234	2,799,208
Great Plains Energy, Inc.	300,770	6,677,094
IDACORP, Inc.	27,172	1,315,125
Northeast Utilities	59,959	2,473,309
NorthWestern Corp.	56,640	2,544,269
PG&E Corp.	98,473	4,029,515
Portland General Electric Co.	97,213	2,744,323
Westar Energy, Inc.	217,687	6,672,107
Xcel Energy, Inc.	181,798	5,019,443

		39,190,675

Gas — 1.7%
AGL Resources, Inc.	54,555	2,511,166
The Laclede Group, Inc.	84,936	3,822,120
Southwest Gas Corp.	40,726	2,036,300

		8,369,586

		47,560,261

TOTAL COMMON STOCK (Cost $409,993,285)		464,996,547

TOTAL EQUITIES (Cost $409,993,285)		464,996,547

MUTUAL FUNDS — 3.4%
Diversified Financial — 3.4%
iShares Russell Midcap Value Index Fund	276,644	16,847,620

TOTAL MUTUAL FUNDS (Cost $14,469,808)		16,847,620

TOTAL LONG-TERM INVESTMENTS (Cost $424,463,093)		481,844,167

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$4,388,092	4,388,092

TOTAL SHORT-TERM INVESTMENTS (Cost $4,388,092)		4,388,092

Value
TOTAL INVESTMENTS — 99.1% (Cost $428,851,185) (c)	$486,232,259

Other Assets/(Liabilities) — 0.9%	4,211,000

NET ASSETS — 100.0%	$490,443,259

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,388,093. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $4,477,101.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	7,927,736	$122,007,862
MML Equity Income Fund, Initial Class (a)	8,134,623	100,787,975
MML Focused Equity Fund, Class II (a)	3,949,389	56,673,737
MML Foreign Fund, Initial Class (a)	6,604,281	69,939,340
MML Fundamental Growth Fund, Class II (a)	6,334,647	83,173,910
MML Fundamental Value Fund, Class II (a)	5,720,459	81,573,743
MML Global Fund, Class I (a)	4,724,326	54,329,753
MML High Yield Fund, Class II (a)	4,725,961	51,607,496
MML Income & Growth Fund, Initial Class (a)	6,124,466	64,796,851
MML Inflation-Protected and Income Fund, Initial Class (a)	2,070,886	22,075,650
MML Large Cap Growth Fund, Initial Class (a)	5,871,400	77,619,905
MML Managed Bond Fund, Initial Class (a)	24,742,419	311,758,215
MML Mid Cap Growth Fund, Initial Class (a)	4,944,267	76,092,271
MML Mid Cap Value Fund, Initial Class (a)	6,092,129	77,004,513
MML PIMCO Total Return Fund, Class II (a)	16,204,890	167,558,558
MML Short-Duration Bond Fund, Class II (a)	8,223,386	82,398,327
MML Small Cap Growth Equity Fund, Initial Class (a)	2,011,054	41,669,830
MML Small Company Value Fund, Class II (a)	2,215,275	48,625,296
MML Strategic Emerging Markets Fund, Class II (a)	1,330,407	13,237,553
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,279,282	48,548,741
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	15,565,879	82,654,816
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	21,970,364	53,168,282

		1,787,302,624

TOTAL MUTUAL FUNDS (Cost $1,563,882,836)		1,787,302,624

Value
TOTAL LONG-TERM INVESTMENTS (Cost $1,563,882,836)	$1,787,302,624

TOTAL INVESTMENTS — 100.1% (Cost $1,563,882,836) (b)	1,787,302,624

Other Assets/(Liabilities) — (0.1)%	(1,171,244)

NET ASSETS — 100.0%	$1,786,131,380

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Savings & Loans — 0.3%
GMAC Capital Trust I VRN 8.125%	44,000	$1,177,000

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,177,000

TOTAL EQUITIES (Cost $1,100,000)		1,177,000

	Principal Amount
BONDS & NOTES — 110.2%

BANK LOANS — 0.0%
Diversified Financial — 0.0%
Springleaf Financial Funding Co., Term Loan 5.500% 5/10/17	$146,667	146,697

TOTAL BANK LOANS (Cost $146,218)		146,697

CORPORATE DEBT — 17.1%
Aerospace & Defense — 0.7%
United Technologies Corp. FRN 0.530% 12/02/13	2,700,000	2,701,539

Agriculture — 0.0%
Altria Group, Inc. 7.750% 2/06/14	100,000	102,434

Auto Manufacturers — 0.3%
Daimler Finance NA LLC FRN (a) 0.870% 1/09/15	1,300,000	1,304,595

Banks — 3.6%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	818,000
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	205,180
Barclays Bank PLC VRN GBP (b) 14.000% 12/31/49	700,000	1,515,696
BBVA US Senior SA FRN 2.388% 5/16/14	800,000	806,631
BNP Paribas SA FRN 1.169% 1/10/14	500,000	500,920
Dexia Credit Local SA (c) 2.750% 4/29/14	300,000	303,798
Eksportfinans ASA 5.500% 5/25/16	3,500,000	3,653,125

	Principal Amount	Value
GMAC, Inc. 7.500% 12/31/13	$100,000	$101,375
HBOS PLC FRN EUR (b) 0.896% 3/29/16	2,100,000	2,734,449
HBOS PLC (a) 6.750% 5/21/18	100,000	111,119
HSBC Bank PLC (a) 2.000% 1/19/14	100,000	100,525
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	916,395
ICICI Bank Ltd. (a) 5.750% 11/16/20	200,000	198,064
Intesa Sanpaolo SpA FRN (a) 2.662% 2/24/14	200,000	201,103
Santander US Debt SA Unipersonal (a) 2.991% 10/07/13	200,000	200,032
Sberbank of Russia Via SB Capital SA (c) 5.499% 7/07/15	800,000	847,520
State Bank of India (c) 4.500% 10/23/14	200,000	204,487
State Bank of India (a) 4.500% 7/27/15	300,000	308,560
Turkiye Garanti Bankasi AS FRN (a) 2.766% 4/20/16	200,000	192,500

		13,919,479

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. FRN 0.814% 1/27/14	500,000	500,942

Chemicals — 0.1%
Braskem Finance Ltd. (a) 7.250% 6/05/18	400,000	442,000

Commercial Services — 0.3%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,173,792

Diversified Financial — 8.8%
Ally Financial, Inc. FRN 3.465% 2/11/14	1,100,000	1,105,544
Ally Financial, Inc. FRN 3.653% 6/20/14	2,100,000	2,121,105
American General Finance Corp. EUR (b) (c) 4.125% 11/29/13	1,500,000	2,024,373
Banque PSA Finance (Acquired 4/04/11, Cost $300,000) FRN (a) (d) 2.174% 4/04/14	300,000	298,837
Citigroup, Inc. FRN 1.718% 1/13/14	200,000	200,696
Credit Agricole Home Loan FRN (a) 1.016% 7/21/14	600,000	602,879

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	$100,000	$97,751
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	3,400,000	3,386,862
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	2,900,000	2,885,232
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	1,200,000	1,189,949
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	1,200,000	1,153,502
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	668,133
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	100,000	97,184
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	500,000	550,653
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	100,000	116,248
Federal National Mortgage Association 0.875% 8/28/17	2,400,000	2,369,793
Federal National Mortgage Association 0.875% 12/20/17	200,000	196,487
Federal National Mortgage Association 0.875% 2/08/18	800,000	782,960
Federal National Mortgage Association 0.875% 5/21/18	100,000	97,241
Federal National Mortgage Association 1.125% 4/27/17	600,000	602,270
Federal National Mortgage Association 1.250% 1/30/17	800,000	808,764
Federal National Mortgage Association 1.875% 9/18/18	200,000	202,424
Federal National Mortgage Association 5.000% 2/13/17	100,000	113,473
Federal National Mortgage Association 5.000% 5/11/17	2,300,000	2,621,341
Federal National Mortgage Association 5.375% 6/12/17	100,000	115,502
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,080,287
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	217,014
Ford Motor Credit Co. LLC 8.700% 10/01/14	100,000	107,429
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	320,316
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	658,500
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,600,000	1,744,480
Merrill Lynch & Co., Inc. EUR (b) 4.875% 5/30/14	600,000	833,870

	Principal Amount	Value
SLM Corp. 5.000% 10/01/13	$900,000	$900,000
SLM Corp. 5.050% 11/14/14	4,300,000	4,439,750

		34,710,849

Electric — 0.2%
Entergy Corp. 3.625% 9/15/15	100,000	103,628
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	206,208
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	103,243
Majapahit Holdings BV (c) 7.250% 6/28/17	100,000	110,000
Majapahit Holdings BV (c) 7.750% 10/17/16	200,000	220,500

		743,579

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	99,286

Insurance — 0.4%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,568,000

Iron & Steel — 0.3%
CSN Resources SA (a) 6.500% 7/21/20	400,000	399,000
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	600,000	639,000

		1,038,000

Oil & Gas — 0.4%
Indian Oil Corp. Ltd. (c) 4.750% 1/22/15	500,000	512,730
Petrobras Global Finance BV 3.000% 1/15/19	100,000	94,042
Petrobras International Finance Co. 5.750% 1/20/20	400,000	415,625
Petrobras International Finance Co. 8.375% 12/10/18	200,000	239,153
Transocean, Inc. 4.950% 11/15/15	100,000	107,280

		1,368,830

Telecommunications — 1.9%
France Telecom SA 4.375% 7/08/14	5,000,000	5,133,450
Verizon Communications, Inc. FRN 2.002% 9/14/18	200,000	210,300
Verizon Communications, Inc. 2.500% 9/15/16	200,000	206,137

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 3.650% 9/14/18	$800,000	$842,954
Verizon Communications, Inc. 5.150% 9/15/23	500,000	535,893
Verizon Communications, Inc. 6.400% 9/15/33	500,000	555,257

		7,483,991

TOTAL CORPORATE DEBT (Cost $65,472,717)		67,157,316

MUNICIPAL OBLIGATIONS — 2.8%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	946,584
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,203,812
Dallas/Fort Worth International Airport 5.000% 11/01/21	1,300,000	1,427,257
Dallas/Fort Worth International Airport 5.000% 11/01/26	1,500,000	1,586,880
Irvine Ranch Water District Joint Powers Agency 2.388% 3/15/14	465,000	465,707
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,200,800
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,112,832
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,416,142
State of California BAB 5.700% 11/01/21	500,000	569,885

		10,929,899

TOTAL MUNICIPAL OBLIGATIONS (Cost $10,202,225)		10,929,899

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Automobile ABS — 0.0%
Auto Compartiment, Series 2007-2, Class A FRN EUR (b) (c) 0.364% 10/25/20	32,497	43,974

Commercial MBS — 2.6%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 2.482% 11/15/15	176,706	176,989

	Principal Amount	Value
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.823% 2/24/51	$900,000	$1,021,374
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.846% 6/11/40	380,743	390,190
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class A1A 5.297% 12/15/39	3,567,618	3,793,839
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C4, Class A1A 5.460% 9/15/39	1,476,984	1,613,394
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (c) 0.679% 1/25/20	276,400	421,734
European Loan Conduit, Series 25A, Class A FRN EUR (a) (b) 0.376% 5/15/19	300,236	385,866
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.070% 11/15/43	100,000	105,281
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.993% 8/15/45	1,500,000	1,667,387
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 0.790% 10/23/16	386,875	604,392

		10,180,446

Credit Card ABS — 0.2%
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.932% 8/15/18	600,000	611,940

Home Equity ABS — 1.4%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1 FRN 0.589% 12/25/35	2,000,000	1,725,749
Wells Fargo Home Equity Trust, Series 2004-2, Class M3 FRN 0.879% 10/25/34	4,015,280	3,749,441

		5,475,190

Other ABS — 0.8%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.513% 5/21/21	500,000	484,224

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.659% 2/25/35	$2,725,000	$2,635,074

		3,119,298

WL Collateral CMO — 2.5%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.714% 9/25/36	83,514	78,913
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.510% 10/25/35	598,504	574,113
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (c) 0.327% 12/20/54	222,362	297,213
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (b) 0.347% 12/20/54	472,520	631,578
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (c) 0.407% 12/20/54	188,842	252,409
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.440% 12/20/54	188,842	186,014
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (c) 0.600% 1/20/44	8,053	10,754
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (c) 0.878% 9/20/44	219,881	351,694
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (c) 0.898% 9/20/44	65,964	105,508
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.681% 9/25/35	600,934	606,323
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.439% 1/25/36	528,246	478,927
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,141,475	1,145,913
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1 FRN 0.749% 2/25/35	3,200,000	2,628,561
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.459% 12/25/35	454,361	405,654
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,114,427	1,141,606

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.617% 1/25/35	$1,062,282	$1,057,912

		9,953,092

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,925,597)		29,383,940

SOVEREIGN DEBT OBLIGATIONS — 2.2%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (b) 4.125% 9/15/17	100,000	139,506
Italy Buoni Poliennali del Tesoro EUR (b) 2.500% 3/01/15	500,000	685,625
Italy Certificati di Credito del Tesoro EUR (b) 0.000% 6/30/15	400,000	523,607
Korea Finance Corp. 3.250% 9/20/16	100,000	104,153
Korea Housing Finance Corp. (c) 4.125% 12/15/15	400,000	422,145
Province of Ontario Canada 1.600% 9/21/16	2,800,000	2,849,524
Province of Ontario Canada CAD (b) 4.000% 6/02/21	1,100,000	1,134,226
Province of Ontario Canada 4.400% 4/14/20	500,000	554,225
Province of Quebec Canada CAD (b) 3.500% 12/01/22	800,000	780,910
Province of Quebec Canada CAD (b) 4.250% 12/01/21	1,400,000	1,457,519

		8,651,440

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,710,640)		8,651,440

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 55.0%
Pass-Through Securities — 55.0%
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	500,000	465,619
Pool #AM0414 2.870% 9/01/27	200,000	179,598
Pool #723750 4.000% 8/01/18	30,303	32,210
Pool #AA4229 4.000% 4/01/24	837,551	890,258

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #993382 4.000% 6/01/24	$527,034	$560,201
Pool #AH6067 4.000% 3/01/26	13,069	13,891
Pool #AA4392 4.000% 4/01/39	166,390	174,612
Pool #AA6559 4.000% 5/01/39	23,573	24,738
Pool #AD9104 4.000% 8/01/40	53,059	55,697
Pool #AD3880 4.000% 10/01/40	86,104	90,359
Pool #AE7955 4.000% 12/01/40	30,202	31,694
Pool #AE7266 4.000% 1/01/41	144,825	151,981
Pool #AH5760 4.000% 2/01/41	30,738	32,257
Pool #AH9756 4.000% 4/01/41	776,935	815,326
Pool #AB3026 4.000% 5/01/41	185,952	195,141
Pool #AI8873 4.000% 8/01/41	314,996	330,562
Pool #AI8351 4.000% 8/01/41	49,885	52,357
Pool #AI0336 4.000% 10/01/41	25,809	27,084
Pool #AJ4050 4.000% 10/01/41	80,809	84,802
Pool #AJ4460 4.000% 12/01/41	1,569,068	1,646,602
Pool #AJ6066 4.000% 12/01/41	90,818	95,306
Pool #AJ9774 4.000% 2/01/42	1,319,984	1,385,416
Pool #AK3547 4.000% 2/01/42	683,950	717,854
Pool #AK5542 4.000% 3/01/42	81,437	85,474
Pool #AO3879 4.000% 6/01/42	702,492	737,315
Pool #AP2561 4.000% 8/01/42	786,642	825,636
Pool #MA0531 4.500% 8/01/20	40,470	43,020
Pool #931412 4.500% 6/01/24	262,495	279,198
Pool #932561 4.500% 2/01/25	54,216	57,666
Pool #AD3832 4.500% 4/01/25	535,364	569,431

	Principal Amount	Value
Pool #256085 4.500% 12/01/25	$324,018	$351,066
Pool #930997 4.500% 4/01/29	1,270,118	1,366,221
Pool #746748 4.500% 10/01/33	4,594	4,926
Pool #964847 4.500% 8/01/38	18,867	20,153
Pool #931504 4.500% 7/01/39	224,522	240,388
Pool #AC1095 4.500% 7/01/39	493,819	528,406
Pool #931638 4.500% 7/01/39	181,228	193,694
Pool #932277 4.500% 12/01/39	186,879	200,552
Pool #AD1593 4.500% 2/01/40	5,535,374	5,914,417
Pool #AD1656 4.500% 3/01/40	3,488,332	3,727,201
Pool #AB1389 4.500% 8/01/40	281,503	300,823
Pool #AB1335 4.500% 8/01/40	615,513	657,757
Pool #AE3461 4.500% 10/01/40	592,520	633,279
Pool #AB1545 4.500% 10/01/40	899,236	960,953
Pool #AE7909 4.500% 11/01/40	222,336	237,561
Pool #AH1275 4.500% 1/01/41	1,209,765	1,292,606
Pool #AH5583 4.500% 2/01/41	15,881	16,968
Pool #AD6558 4.500% 2/01/41	24,551	26,232
Pool #AH4108 4.500% 3/01/41	530,253	566,728
Pool #AH7801 4.500% 3/01/41	740,781	791,739
Pool #AH8594 4.500% 3/01/41	354,443	378,715
Pool #MC0460 4.500% 4/01/41	282,915	302,376
Pool #AL0160 4.500% 5/01/41	1,013,590	1,083,155
Pool #AI0788 4.500% 6/01/41	541,623	578,881
Pool #AI3365 4.500% 6/01/41	830,812	887,963
Pool #AI5007 4.500% 6/01/41	634,185	677,810

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AI5737 4.500% 6/01/41	$1,312,135	$1,402,395
Pool #AI0036 4.500% 7/01/41	230,732	246,712
Pool #AB4120 4.500% 12/01/41	17,101	18,288
Pool #AO6369 4.500% 6/01/42	60,285	64,771
Pool #255271 5.000% 6/01/24	14,882	16,126
Pool #255582 5.000% 1/01/25	50,136	54,325
Pool #888227 5.000% 11/01/25	39,679	42,995
Pool #257163 5.000% 4/01/28	102,485	111,048
Pool #MA0130 5.000% 7/01/29	37,487	40,672
Pool #555421 5.000% 5/01/33	117,904	128,074
Pool #709741 5.000% 6/01/33	12,093	13,170
Pool #650386 5.000% 7/01/33	109,726	119,481
Pool #746579 5.000% 10/01/33	36,703	39,919
Pool #725027 5.000% 11/01/33	93,886	102,194
Pool #725205 5.000% 3/01/34	11,296	12,286
Pool #AA8496 5.000% 5/01/34	179,837	195,594
Pool #782096 5.000% 6/01/34	7,475	8,128
Pool #AA1280 5.000% 11/01/34	114,088	124,049
Pool #735403 5.000% 4/01/35	5,888	6,395
Pool #735893 5.000% 10/01/35	53,253	57,802
Pool #888343 5.000% 11/01/35	171,662	186,327
Pool #906441 5.000% 1/01/37	5,817	6,303
Pool #AL0527 5.000% 2/01/38	745,380	809,058
Pool #AD0311 5.000% 5/01/38	2,225,862	2,416,017
Pool #986268 5.000% 7/01/38	2,260	2,449
Pool #AB0057 5.000% 4/01/39	2,846,639	3,087,158

	Principal Amount	Value
Pool #AD6374 5.000% 5/01/40	$106,364	$115,484
Pool #AD9548 5.000% 7/01/40	2,020,952	2,189,812
Pool #MA0516 5.000% 9/01/40	98,617	106,857
Pool #AE6338 5.000% 11/01/40	113,489	122,971
Pool #AI2733 5.000% 5/01/41	756,962	821,155
Pool #190354 5.500% 12/01/34	709,913	775,413
Pool #808048 5.500% 2/01/35	833,843	910,778
Pool #814079 5.500% 2/01/35	29,022	31,700
Pool #819566 5.500% 4/01/35	918,809	1,003,584
Pool #843055 5.500% 9/01/35	149,558	163,217
Pool #829125 5.500% 10/01/35	89,259	97,467
Pool #888822 5.500% 3/01/36	200,707	218,849
Pool #884863 5.500% 4/01/36	895,690	976,372
Pool #888173 5.500% 11/01/36	938,129	1,023,807
Pool #928139 5.500% 2/01/37	180,273	196,174
Pool #889633 5.500% 8/01/37	906,718	989,527
Pool #967690 5.500% 1/01/38	158,302	172,264
Pool #933731 5.500% 4/01/38	769,588	837,468
Pool #889996 5.500% 6/01/38	2,336,205	2,542,265
Pool #988578 5.500% 8/01/38	965,660	1,050,834
Pool #995482 5.500% 1/01/39	637,309	694,119
Pool #866958 6.000% 2/01/36	573,842	629,555
Pool #878478 6.000% 2/01/36	267,407	293,376
Pool #937875 6.000% 7/01/37	246,334	270,442
Pool #942291 6.000% 8/01/37	100,139	109,937
Pool #AA0923 6.000% 9/01/37	215,991	237,095

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #943636 6.000% 10/01/37	$231,439	$254,095
Pool #952371 6.000% 11/01/37	319,349	350,631
Pool #956029 6.000% 12/01/37	205,543	225,704
Pool #889706 6.000% 6/01/38	234,994	258,023
Pool #930162 6.000% 11/01/38	222,631	244,454
Pool #AE0480 6.000% 7/01/39	2,183,583	2,397,526
Pool #AE0825 6.000% 10/01/39	1,098,700	1,206,415
Pool #AE0061 6.000% 2/01/40	2,539,423	2,788,846
Pool #AL0152 6.000% 6/01/40	279,453	306,854
Federal National Mortgage Association TBA
Pool #7180 3.000% 1/01/27 (e)	8,000,000	8,260,000
Pool #6268 3.500% 1/01/26 (e)	1,000,000	1,055,625
Pool #8184 4.000% 4/01/24 (e)	5,000,000	5,314,453
Pool #18388 4.000% 1/01/41 (e)	31,000,000	32,516,092
Pool #18388 4.000% 1/01/41 (e)	39,000,000	40,767,187
Pool #11676 4.500% 4/01/21 (e)	2,000,000	2,126,094
Pool #21133 4.500% 8/01/39 (e)	900,000	962,262
Pool #21133 4.500% 8/01/39 (e)	18,100,000	19,333,062
Pool #21133 4.500% 8/01/39 (e)	6,000,000	6,391,406
Pool #29322 5.000% 2/01/37 (e)	6,000,000	6,507,187
Pool #29322 5.000% 2/01/37 (e)	14,000,000	15,144,063
Pool #43611 5.500% 12/01/34 (e)	7,000,000	7,633,282
Government National Mortgage Association, Pool #716783 5.000% 4/15/39	3,456,969	3,759,723

		216,287,117

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $214,476,423)		216,287,117

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 25.6%
U.S. Treasury Bonds & Notes — 25.6%
U.S. Treasury Inflation Index 0.125% 7/15/22	$2,945,762	$2,901,576
U.S. Treasury Inflation Index 0.625% 7/15/21	1,140,062	1,186,644
U.S. Treasury Inflation Index 1.125% 1/15/21	106,784	114,976
U.S. Treasury Inflation Index 1.250% 7/15/20	642,666	703,116
U.S. Treasury Inflation Index 1.750% 1/15/28	4,125,574	4,619,677
U.S. Treasury Inflation Index 2.000% 1/15/26	823,844	950,446
U.S. Treasury Inflation Index 2.375% 1/15/25	2,106,708	2,514,390
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	8,455,736	10,175,286
U.S. Treasury Inflation Index 2.500% 1/15/29	2,502,400	3,075,802
U.S. Treasury Note 0.625% 4/30/18	15,500,000	15,066,485
U.S. Treasury Note 0.750% 2/28/18	21,100,000	20,689,333
U.S. Treasury Note 0.750% 3/31/18	6,000,000	5,872,383
U.S. Treasury Note 0.875% 1/31/18	1,700,000	1,677,704
U.S. Treasury Note (f) (g) 0.875% 7/31/19	6,500,000	6,205,469
U.S. Treasury Note 1.000% 5/31/18	2,300,000	2,270,486
U.S. Treasury Note 1.000% 6/30/19	12,100,000	11,661,375
U.S. Treasury Note 1.125% 3/31/20	2,300,000	2,191,604
U.S. Treasury Note 1.125% 4/30/20	3,500,000	3,327,290
U.S. Treasury Note 1.250% 10/31/19	3,700,000	3,592,758
U.S. Treasury Note 1.250% 2/29/20	1,100,000	1,058,675
U.S. Treasury Note 1.375% 7/31/18	200,000	200,353
U.S. Treasury Note 1.500% 8/31/18	600,000	604,014

		100,659,842

TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,738,202)		100,659,842

TOTAL BONDS & NOTES (Cost $431,672,022)		433,216,251

TOTAL LONG-TERM INVESTMENTS (Cost $432,772,022)		434,393,251

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 25.2%

Commercial Paper — 1.9%
Banco Santander Brasil (a) 2.370% 1/02/14	$1,500,000	$1,490,816
Hewlett Packard Co. (a) 0.950% 10/30/13	3,900,000	3,897,016
Itau Unibanco SA 1.521% 10/31/13	1,900,000	1,897,660

		7,285,492

Discount Notes — 7.7%
Federal Home Loan Bank 0.020% 1/03/14	13,294,000	13,293,306
Federal Home Loan Bank 0.040% 2/19/14	9,200,000	9,198,558
Federal Home Loan Bank 0.045% 12/27/13	5,400,000	5,399,413
Federal Home Loan Bank 0.050% 11/27/13	2,400,000	2,399,810

		30,291,087

Repurchase Agreements — 10.3%
Barclays Capital Repurchase Agreement, dated 9/30/13, 0.030%, due 10/08/13 (h)	7,100,000	7,100,000
Barclays Capital Repurchase Agreement, dated 9/30/13, 0.080%, due 10/01/13 (i)	5,400,000	5,400,000
Goldman Sachs & Co. Repurchase Agreement, dated 9/30/13, 0.090%, due 10/01/13 (j)	4,100,000	4,100,000
JP Morgan Chase Bank Repurchase Agreement, dated 9/30/13, 0.100%, due 10/01/13 (k)	12,000,000	12,000,000
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (l)	676,588	676,588
Toronto Dominion Grand Cayman Repurchase Agreement, dated 9/30/13, 0.080%, due 10/01/13 (m)	11,300,000	11,300,000

		40,576,588

Sovereign Debt Obligations — 4.0%
Italy Buoni Ordinari del Tesoro EUR (b) 0.010% 2/28/14	6,600,000	8,899,919
Italy Buoni Ordinari del Tesoro EUR (b) 0.010% 9/12/14	1,000,000	1,339,005
Spain Letras del Tesoro EUR (b) 0.010% 4/16/14	3,900,000	5,244,750

		15,483,674

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	$27,078	$27,078

U.S. Treasury Bills — 1.3%
U.S. Treasury Bill 0.000% 12/19/13	2,000,000	1,999,945
U.S. Treasury Bill (g) 0.000% 2/27/14	3,200,000	3,199,106

		5,199,051

TOTAL SHORT-TERM INVESTMENTS (Cost $98,624,268)		98,862,970

TOTAL INVESTMENTS — 135.7% (Cost $531,396,290) (n)		533,256,221

Other Assets/(Liabilities) — (35.7)%		(140,215,592)

NET ASSETS — 100.0%		$393,040,629

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $21,096,848 or 5.37% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2013, these securities amounted to a value of $6,733,231 or 1.71% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2013, these securities amounted to a value of $298,837 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(h)	Maturity value of $7,100,160. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/15, and an aggregate market value, including accrued interest, of $7,250,201.
(i)	Maturity value of $5,400,012. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 9/30/20, and an aggregate market value, including accrued interest, of $5,521,032.
(j)	Maturity value of $4,100,010. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 12/01/27, and an aggregate market value, including accrued interest, of $4,221,196.
(k)	Maturity value of $12,000,033. Collateralized by U.S. Government Agency obligations with a rate of 2.205%, maturity date of 12/05/22, and an aggregate market value, including accrued interest, of $12,491,217.
(l)	Maturity value of $676,588. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $690,859.
(m)	Maturity value of $11,300,025. Collateralized by U.S. Government Agency obligations with rates ranging from 1.875% – 2.750%, maturity dates ranging from 2/28/14 – 11/15/42, and an aggregate market value, including accrued interest, of $11,723,007.
(n)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.3%
Basic Materials — 2.6%
Chemicals — 1.3%
Ferro Corp. (a)	127,480	$1,161,344
Methanex Corp.	32,502	1,666,377
Minerals Technologies, Inc.	21,040	1,038,745

		3,866,466

Forest Products & Paper — 1.3%
KapStone Paper and Packaging Corp.	64,691	2,768,775
Potlatch Corp.	23,530	933,670

		3,702,445

		7,568,911

Communications — 8.2%
Internet — 4.5%
Angie’s List, Inc. (a) (b)	46,860	1,054,350
Bankrate, Inc. (a)	49,309	1,014,286
Constant Contact, Inc. (a)	17,600	416,944
Dealertrack Technologies, Inc. (a)	20,974	898,526
Dropbox, Inc. (a) (c)	11,789	106,680
Forgame Holdings Ltd. (a)	2,800	18,412
HomeAway, Inc. (a)	17,338	485,464
IAC/InterActiveCorp	46,565	2,545,709
Marketo, Inc. (a)	11,252	358,714
OpenTable, Inc. (a)	28,000	1,959,440
Shutterstock, Inc. (a)	11,659	847,842
Stamps.com, Inc. (a)	13,584	623,913
Tremor Video, Inc. (a)	26,630	245,795
Trulia, Inc. (a)	23,031	1,083,148
Web.com Group, Inc. (a)	55,260	1,787,108

		13,446,331

Media — 1.5%
FactSet Research Systems, Inc. (b)	25,062	2,734,264
The New York Times Co. Class A (a)	60,500	760,485
Pandora Media, Inc. (a)	45,507	1,143,591

		4,638,340

Telecommunications — 2.2%
Ciena Corp. (a)	111,850	2,794,013
DigitalGlobe, Inc. (a)	26,890	850,262
Gogo, Inc. (a) (b)	56,500	1,004,005
tw telecom, Inc. (a)	26,550	792,916
Vonage Holdings Corp. (a)	316,740	994,563

		6,435,759

		24,520,430

	Number of Shares	Value
Consumer, Cyclical — 16.5%
Airlines — 0.7%
JetBlue Airways Corp. (a) (b)	150,360	$1,001,398
Spirit Airlines, Inc. (a)	28,872	989,443

		1,990,841

Apparel — 1.4%
Skechers U.S.A., Inc. Class A (a)	26,734	831,695
Steven Madden Ltd. (a)	11,640	626,581
Under Armour, Inc. Class A (a)	35,200	2,796,640

		4,254,916

Automotive & Parts — 1.5%
Dana Holding Corp.	105,003	2,398,269
Tenneco, Inc. (a)	39,062	1,972,631

		4,370,900

Distribution & Wholesale — 1.2%
HD Supply Holdings, Inc. (a)	31,708	696,625
Watsco, Inc.	20,700	1,951,389
WESCO International, Inc. (a) (b)	12,781	978,130

		3,626,144

Entertainment — 0.9%
Churchill Downs, Inc.	17,670	1,528,808
DreamWorks Animation SKG, Inc. Class A (a) (b)	41,030	1,167,714

		2,696,522

Home Builders — 0.7%
Standard Pacific Corp. (a)	181,830	1,438,275
Taylor Morrison Home Corp. (a)	35,551	805,230

		2,243,505

Home Furnishing — 1.3%
Harman International Industries, Inc.	57,700	3,821,471

Housewares — 0.7%
The Toro Co.	36,500	1,983,775

Leisure Time — 0.3%
LIFE TIME FITNESS, Inc. (a)	14,776	760,521

Retail — 7.5%
AFC Enterprises, Inc. (a)	11,548	503,377
Bloomin’ Brands, Inc. (a)	39,970	943,692
Bravo Brio Restaurant Group, Inc. (a)	41,000	619,100
Buffalo Wild Wings, Inc. (a)	5,976	664,651
Casey’s General Stores, Inc.	10,040	737,940
The Cheesecake Factory, Inc.	25,940	1,140,063
Denny’s Corp. (a)	132,930	813,532
Domino’s Pizza, Inc.	19,400	1,318,230
DSW, Inc. Class A	9,810	836,989
Five Below, Inc. (a)	12,242	535,587
Francesca’s Holdings Corp. (a) (b)	89,220	1,663,061
GameStop Corp. Class A	31,540	1,565,961
HSN, Inc.	33,831	1,814,018

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Krispy Kreme Doughnuts, Inc. (a)	93,900	$1,816,026
Lumber Liquidators Holdings, Inc. (a) (b)	4,333	462,114
Panera Bread Co. Class A (a)	12,000	1,902,360
Pier 1 Imports, Inc.	45,111	880,567
Stage Stores, Inc.	91,600	1,758,720
Tuesday Morning Corp. (a)	18,043	275,517
Zumiez, Inc. (a)	81,100	2,233,088

		22,484,593

Textiles — 0.3%
Fifth & Pacific Cos., Inc. (a)	30,550	767,722

		49,000,910

Consumer, Non-cyclical — 23.4%
Biotechnology — 2.4%
Algeta ASA (a)	12,374	477,936
Alkermes PLC (a)	28,060	943,377
Exelixis, Inc. (a) (b)	138,910	808,456
Immunogen, Inc. (a) (b)	22,760	387,375
Incyte Corp. (a)	22,500	858,375
Ironwood Pharmaceuticals, Inc. (a)	92,065	1,090,970
KYTHERA Biopharmaceuticals, Inc. (a)	10,500	479,850
NPS Pharmaceuticals, Inc. (a)	31,238	993,681
Seattle Genetics, Inc. (a)	25,431	1,114,641

		7,154,661

Commercial Services — 6.2%
AerCap Holdings NV (a)	72,560	1,412,018
Avis Budget Group, Inc. (a)	21,961	633,136
Convergys Corp.	62,790	1,177,313
CoStar Group, Inc. (a)	6,568	1,102,767
Healthcare Services Group, Inc.	48,000	1,236,480
Heartland Payment Systems, Inc. (b)	23,574	936,359
Huron Consulting Group, Inc. (a)	21,800	1,146,898
MAXIMUS, Inc.	13,940	627,858
On Assignment, Inc. (a)	20,114	663,762
Performant Financial Corp. (a)	19,900	217,308
ServiceSource International, Inc. (a)	240,468	2,904,853
Team Health Holdings, Inc. (a)	17,809	675,673
TrueBlue, Inc. (a)	77,115	1,851,531
WEX, Inc. (a)	21,389	1,876,885
WNS Holdings Ltd. Sponsored ADR (India) (a)	87,860	1,864,389

		18,327,230

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc. (a)	13,650	503,958

Foods — 1.9%
Annie’s, Inc. (a) (b)	37,900	1,860,890
Sanderson Farms, Inc.	17,090	1,114,952

	Number of Shares	Value
WhiteWave Foods Co. Class A (a)	137,615	$2,748,171

		5,724,013

Health Care – Products — 6.9%
Cyberonics, Inc. (a)	81,400	4,130,236
Dexcom, Inc. (a)	249,923	7,055,326
Globus Medical, Inc. Class A (a) (b)	53,300	930,618
HeartWare International, Inc. (a) (b)	20,937	1,532,798
Insulet Corp. (a)	47,185	1,709,984
Spectranetics Corp. (a)	105,600	1,771,968
Tornier BV (a)	109,200	2,110,836
Volcano Corp. (a)	60,200	1,439,984

		20,681,750

Health Care – Services — 3.4%
Acadia Healthcare Co., Inc. (a)	42,376	1,670,886
Covance, Inc. (a)	20,581	1,779,433
Envision Healthcare Holdings, Inc. (a)	23,200	603,896
Kindred Healthcare, Inc.	85,910	1,153,771
LifePoint Hospitals, Inc. (a)	20,500	955,915
Vocera Communications, Inc. (a)	106,600	1,982,760
WellCare Health Plans, Inc. (a)	30,420	2,121,491

		10,268,152

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	13,159	866,389

Pharmaceuticals — 1.7%
Alnylam Pharmaceuticals, Inc. (a)	3,100	198,431
AVANIR Pharmaceuticals, Inc. (a) (b)	83,750	355,100
Cubist Pharmaceuticals, Inc. (a)	11,768	747,856
Hyperion Therapeutics, Inc. (a) (b)	28,798	752,492
The Medicines Co. (a)	16,150	541,348
Pacira Pharmaceuticals, Inc. (a) (b)	9,538	458,682
Salix Pharmaceuticals Ltd. (a)	25,170	1,683,370
TESARO, Inc. (a)	6,600	255,684

		4,992,963

Textiles — 0.4%
Samsonite International SA	195,410	544,951
Tumi Holdings, Inc. (a)	31,790	640,568

		1,185,519

		69,704,635

Energy — 7.8%
Energy – Alternate Sources — 0.7%
First Solar, Inc. (a)	36,020	1,448,364
Headwaters, Inc. (a)	59,405	534,051

		1,982,415

Oil & Gas — 2.0%
Diamondback Energy, Inc. (a)	13,915	593,336
Painted Pony Petroleum Ltd. (a)	49,010	384,448

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PDC Energy, Inc. (a)	9,831	$585,338
Rex Energy Corp. (a)	28,630	638,449
Rosetta Resources, Inc. (a)	32,550	1,772,673
SemGroup Corp. Class A	17,308	986,902
Western Refining, Inc. (b)	33,400	1,003,336

		5,964,482

Oil & Gas Services — 5.1%
CARBO Ceramics, Inc. (b)	15,400	1,526,294
Core Laboratories NV	16,500	2,791,965
Dril-Quip, Inc. (a)	43,500	4,991,625
Hornbeck Offshore Services, Inc. (a)	37,900	2,176,976
ION Geophysical Corp. (a)	121,093	629,684
Key Energy Services, Inc. (a)	107,400	782,946
TETRA Technologies, Inc. (a)	138,000	1,729,140
Trican Well Service Ltd. (b)	46,240	628,923

		15,257,553

		23,204,450

Financial — 11.4%
Banks — 1.9%
Associated Banc-Corp.	63,000	975,870
BancFirst Corp.	10,700	578,549
CapitalSource, Inc.	81,250	965,250
First Horizon National Corp.	88,570	973,384
Hancock Holding Co.	17,140	537,853
International Bancshares Corp.	43,740	946,096
National Penn Bancshares, Inc.	25,430	255,572
Sterling Financial Corp.	14,693	420,955

		5,653,529

Diversified Financial — 5.3%
Financial Engines, Inc.	55,160	3,278,710
Investment Technology Group, Inc. (a)	53,600	842,592
Portfolio Recovery Associates, Inc. (a)	106,100	6,359,634
Virtus Investment Partners, Inc. (a)	2,923	475,397
WageWorks, Inc. (a)	66,830	3,371,573
WisdomTree Investments, Inc. (a)	127,057	1,475,132

		15,803,038

Insurance — 1.6%
Argo Group International Holdings Ltd.	3,200	137,216
eHealth, Inc. (a)	48,660	1,569,771
The Hanover Insurance Group, Inc.	18,250	1,009,590
Primerica, Inc.	23,140	933,468
Protective Life Corp.	25,180	1,071,409

		4,721,454

Investment Companies — 0.3%
Solar Capital Ltd.	41,350	916,730

	Number of Shares	Value
Real Estate — 0.9%
Alexander & Baldwin, Inc. (a)	21,010	$756,780
HFF, Inc.	83,800	2,099,190

		2,855,970

Real Estate Investment Trusts (REITS) — 1.4%
First Industrial Realty Trust, Inc.	37,100	603,617
MFA Financial, Inc.	127,090	946,820
NorthStar Realty Finance Corp.	96,390	894,499
Pebblebrook Hotel Trust	17,000	488,070
Redwood Trust, Inc. (b)	35,750	703,918
Zillow, Inc. Class A (a)	5,330	449,692

		4,086,616

		34,037,337

Industrial — 16.0%
Aerospace & Defense — 1.5%
Esterline Technologies Corp. (a)	8,800	703,032
Moog, Inc. Class A (a)	37,343	2,190,914
Teledyne Technologies, Inc. (a)	20,120	1,708,791

		4,602,737

Building Materials — 1.7%
Apogee Enterprises, Inc.	22,295	661,716
Armstrong World Industries, Inc. (a)	51,147	2,811,039
Lennox International, Inc.	6,090	458,333
Owens Corning, Inc. (a)	31,115	1,181,748

		5,112,836

Electrical Components & Equipment — 0.5%
Generac Holdings, Inc.	15,370	655,377
GrafTech International Ltd. (a)	95,200	804,440

		1,459,817

Electronics — 1.3%
Imax Corp. (a) (b)	64,473	1,949,664
Rogers Corp. (a)	29,805	1,772,801

		3,722,465

Environmental Controls — 0.9%
Waste Connections, Inc.	56,000	2,542,960

Hand & Machine Tools — 0.4%
Kennametal, Inc.	25,150	1,146,840

Machinery – Diversified — 5.4%
Altra Holdings, Inc.	36,616	985,336
Applied Industrial Technologies, Inc.	17,704	911,756
Briggs & Stratton Corp.	37,138	747,217
Cognex Corp.	69,000	2,163,840
Graco, Inc.	33,100	2,451,386
iRobot Corp. (a)	12,760	480,669
The Middleby Corp. (a)	12,900	2,694,939
Nordson Corp.	22,600	1,664,038
Proto Labs, Inc. (a) (b)	18,900	1,443,771

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wabtec Corp.	42,400	$2,665,688

		16,208,640

Manufacturing — 2.4%
Acuity Brands, Inc.	27,860	2,563,677
FreightCar America, Inc.	23,748	491,109
Hexcel Corp. (a)	68,900	2,673,320
Polypore International, Inc. (a) (b)	10,839	444,074
Raven Industries, Inc.	30,000	981,300

		7,153,480

Metal Fabricate & Hardware — 0.2%
RBC Bearings, Inc. (a)	10,100	665,489

Packaging & Containers — 0.5%
Graphic Packaging Holding Co. (a)	171,050	1,464,188

Transportation — 1.2%
Con-way, Inc.	44,261	1,907,206
Old Dominion Freight Line, Inc. (a)	20,237	930,700
Swift Transportation Co. (a)	37,630	759,750

		3,597,656

		47,677,108

Technology — 13.0%
Computers — 1.5%
Cadence Design Systems, Inc. (a)	192,504	2,598,804
FleetMatics Group PLC (a)	33,122	1,243,731
Virtusa Corp. (a)	25,835	750,765

		4,593,300

Semiconductors — 3.0%
Fairchild Semiconductor International, Inc. (a)	69,000	958,410
Hittite Microwave Corp. (a)	49,200	3,215,220
Lattice Semiconductor Corp. (a)	155,649	694,194
Microsemi Corp. (a)	37,280	904,040
Monolithic Power Systems, Inc.	19,250	582,890
Nanometrics, Inc. (a)	37,690	607,563
ON Semiconductor Corp. (a)	90,740	662,402
Silicon Laboratories, Inc. (a)	3,600	153,756
SunEdison, Inc. (a)	67,382	537,035
Ultratech, Inc. (a)	15,600	472,680

		8,788,190

Software — 8.5%
Acxiom Corp. (a)	19,091	541,994
BroadSoft, Inc. (a)	96,900	3,491,307
Concur Technologies, Inc. (a)	7,670	847,535
Cornerstone OnDemand, Inc. (a)	41,328	2,125,912
Demandware, Inc. (a)	7,406	343,120
Envestnet, Inc. (a)	20,855	646,505
Guidewire Software, Inc. (a)	40,700	1,917,377
Imperva, Inc. (a)	12,891	541,680
Monotype Imaging Holdings, Inc.	40,200	1,152,132

	Number of Shares	Value
PTC, Inc. (a)	67,310	$1,913,623
QLIK Technologies, Inc. (a)	21,750	744,720
Servicenow, Inc. (a)	11,931	619,816
Solera Holdings, Inc.	22,300	1,179,001
Splunk, Inc. (a)	6,709	402,808
Telogis (a) (c)	80,369	159,219
TiVo, Inc. (a)	137,100	1,705,524
Tyler Technologies, Inc. (a)	40,724	3,562,128
The Ultimate Software Group, Inc. (a)	10,400	1,532,960
Verint Systems, Inc. (a)	46,965	1,740,523

		25,167,884

		38,549,374

Utilities — 0.4%
Electric — 0.1%
NRG Yield, Inc. (a) (b)	9,100	275,639

Gas — 0.3%
Southwest Gas Corp.	19,790	989,500

		1,265,139

TOTAL COMMON STOCK (Cost $222,059,207)		295,528,294

PREFERRED STOCK — 0.2%
Consumer, Cyclical — 0.1%
Automotive & Parts — 0.1%
Mobileye NV (a) (c)	11,658	406,864

Technology — 0.1%
Software — 0.1%
Telogis (a) (c)	109,450	240,921

TOTAL PREFERRED STOCK (Cost $647,785)		647,785

TOTAL EQUITIES (Cost $222,706,992)		296,176,079

MUTUAL FUNDS — 7.1%
Diversified Financial — 7.1%
iShares Russell 2000 Index Fund (b)	10,710	1,141,900
State Street Navigator Securities Lending Prime Portfolio (d)	20,042,634	20,042,634

		21,184,534

TOTAL MUTUAL FUNDS (Cost $21,185,971)		21,184,534

TOTAL LONG-TERM INVESTMENTS (Cost $243,892,963)		317,360,613

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (e)	$5,817,589	$5,817,589

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	3,329	3,329

TOTAL SHORT-TERM INVESTMENTS (Cost $5,820,918)		5,820,918

TOTAL INVESTMENTS — 108.6% (Cost $249,713,881) (f)		323,181,531

Other Assets/(Liabilities) — (8.6)%		(25,499,611)

NET ASSETS — 100.0%		$297,681,920

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $19,547,599. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2013, these securities amounted to a value of $913,684 or 0.31% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $5,817,590. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 8/15/29 – 1/01/32, and an aggregate market value, including accrued interest, of $5,939,292.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 8.7%
Chemicals — 2.8%
American Vanguard Corp.	33,000	$888,360
Innospec, Inc.	42,600	1,987,716
Minerals Technologies, Inc.	19,200	947,904

		3,823,980

Forest Products & Paper — 2.9%
Clearwater Paper Corp. (a)	23,300	1,113,041
Deltic Timber Corp.	15,800	1,029,212
Potlatch Corp.	29,700	1,178,496
Wausau Paper Corp.	50,200	652,098

		3,972,847

Iron & Steel — 1.2%
Carpenter Technology Corp.	22,100	1,284,231
Schnitzer Steel Industries, Inc. Class A	15,700	432,378

		1,716,609

Mining — 1.8%
AMCOL International Corp.	21,700	709,156
Franco-Nevada Corp.	14,400	653,281
North American Palladium Ltd. (a) (b)	198,700	190,752
Royal Gold, Inc.	13,300	647,178
Stillwater Mining Co. (a)	29,900	329,199

		2,529,566

		12,043,002

Communications — 2.8%
Internet — 0.8%
Safeguard Scientifics, Inc. (a)	65,000	1,019,850

Media — 0.6%
The Dolan Co. (a)	42,900	96,954
Saga Communications, Inc. Class A	17,300	767,774

		864,728

Telecommunications — 1.4%
Ixia (a)	57,100	894,757
Premiere Global Services, Inc. (a)	58,500	582,660
Sonus Networks, Inc. (a)	133,200	450,216

		1,927,633

		3,812,211

Consumer, Cyclical — 14.2%
Airlines — 1.4%
Alaska Air Group, Inc.	30,600	1,916,172

	Number of Shares	Value
Apparel — 0.2%
The Jones Group, Inc.	22,500	$337,725

Automotive & Parts — 0.6%
Modine Manufacturing Co. (a)	53,400	781,242

Distribution & Wholesale — 2.8%
Beacon Roofing Supply, Inc. (a)	62,300	2,297,001
Pool Corp.	28,600	1,605,318

		3,902,319

Entertainment — 0.7%
Ascent Media Corp. Series A (a)	12,400	999,688

Home Builders — 2.1%
M/I Homes, Inc. (a)	20,700	426,834
Meritage Home Corp. (a)	31,600	1,357,220
Winnebago Industries, Inc. (a)	43,500	1,129,260

		2,913,314

Home Furnishing — 0.5%
Ethan Allen Interiors, Inc.	20,300	565,761
Stanley Furniture Co., Inc. (a)	18,200	67,522

		633,283

Leisure Time — 0.5%
Brunswick Corp.	15,600	622,596

Lodging — 0.6%
Orient-Express Hotels Ltd. (a)	59,300	769,714

Retail — 3.0%
Fred’s, Inc. Class A	27,200	425,680
Haverty Furniture Cos., Inc.	39,200	961,576
MarineMax, Inc. (a)	37,800	461,160
The Men’s Wearhouse, Inc.	28,600	973,830
Red Robin Gourmet Burgers, Inc. (a)	7,000	497,700
Stein Mart, Inc.	63,100	865,732

		4,185,678

Textiles — 1.8%
Culp, Inc.	25,200	471,492
Fifth & Pacific Cos., Inc. (a)	25,000	628,250
G&K Services, Inc. Class A	23,400	1,413,126

		2,512,868

		19,574,599

Consumer, Non-cyclical — 9.7%
Agriculture — 0.2%
Alliance One International, Inc. (a)	79,700	231,927

Biotechnology — 0.3%
Momenta Pharmaceuticals, Inc. (a)	33,000	474,870

Commercial Services — 5.7%
Aaron’s, Inc.	86,800	2,404,360
Electro Rent Corp.	55,500	1,006,770
FTI Consulting, Inc. (a)	10,300	389,340

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Landauer, Inc.	8,900	$456,125
McGrath RentCorp	47,500	1,695,750
Navigant Consulting, Inc. (a)	47,400	732,804
On Assignment, Inc. (a)	38,200	1,260,600

		7,945,749

Foods — 0.4%
Nash Finch Co.	20,400	538,764

Health Care – Products — 1.8%
Quidel Corp. (a) (b)	27,700	786,680
West Pharmaceutical Services, Inc.	41,800	1,720,070

		2,506,750

Health Care – Services — 0.9%
National Healthcare Corp.	16,700	789,409
Triple-S Management Corp. Class B (a)	24,200	445,038

		1,234,447

Household Products — 0.4%
CSS Industries, Inc.	22,500	540,225

		13,472,732

Energy — 5.1%
Coal — 0.3%
Cloud Peak Energy, Inc. (a)	28,600	419,562

Oil & Gas — 3.4%
Atwood Oceanics, Inc. (a)	12,300	676,992
EPL Oil & Gas, Inc. (a)	2,100	77,931
Hercules Offshore, Inc. (a)	42,300	311,751
Northern Oil and Gas, Inc. (a) (b)	49,900	720,057
Oasis Petroleum, Inc. (a)	33,300	1,636,029
PDC Energy, Inc. (a)	15,400	916,916
Swift Energy Co. (a)	38,000	433,960

		4,773,636

Oil & Gas Services — 1.4%
C&J Energy Services, Inc. (a) (b)	18,800	377,504
CARBO Ceramics, Inc. (b)	8,100	802,791
TETRA Technologies, Inc. (a)	55,100	690,403

		1,870,698

		7,063,896

Financial — 20.2%
Banks — 8.6%
Columbia Banking System, Inc.	20,200	498,940
East West Bancorp, Inc.	78,926	2,521,685
Glacier Bancorp, Inc.	51,900	1,282,449
Home Bancshares, Inc.	71,200	2,162,344
Sandy Spring Bancorp, Inc.	32,200	748,972
Signature Bank (a)	12,400	1,134,848
SVB Financial Group (a)	25,600	2,211,072

	Number of Shares	Value
Wintrust Financial Corp.	31,500	$1,293,705

		11,854,015

Diversified Financial — 0.4%
JMP Group, Inc.	27,700	171,463
Piper Jaffray Cos., Inc. (a)	12,100	414,909

		586,372

Insurance — 4.8%
Assured Guaranty Ltd.	24,782	464,663
Employers Holdings, Inc.	21,000	624,540
Markel Corp. (a)	1,790	926,808
Meadowbrook Insurance Group, Inc.	82,000	533,000
National Interstate Corp.	35,400	984,474
ProAssurance Corp.	56,600	2,550,396
Radian Group, Inc. (b)	42,000	585,060

		6,668,941

Investment Companies — 0.3%
Ares Capital Corp.	22,000	380,380

Real Estate — 0.4%
Terreno Realty Corp.	30,200	536,352

Real Estate Investment Trusts (REITS) — 5.7%
Acadia Realty Trust	33,700	831,716
CBL & Associates Properties, Inc.	53,200	1,016,120
Cedar Realty Trust, Inc.	60,800	314,944
First Potomac Realty Trust	56,700	712,719
Kilroy Realty Corp.	25,700	1,283,715
LaSalle Hotel Properties	36,650	1,045,258
Pebblebrook Hotel Trust	40,100	1,151,271
PS Business Parks, Inc.	4,300	320,866
Saul Centers, Inc.	16,100	744,625
Washington Real Estate Investment Trust	21,300	538,251

		7,959,485

		27,985,545

Industrial — 27.9%
Aerospace & Defense — 0.9%
Kaman Corp.	20,900	791,274
Kratos Defense & Security Solutions, Inc. (a)	60,200	498,456

		1,289,730

Building Materials — 3.4%
Comfort Systems USA, Inc.	34,500	579,945
Drew Industries, Inc.	35,300	1,607,562
Gibraltar Industries, Inc. (a)	46,700	665,942
Quanex Building Products Corp.	27,100	510,293
Texas Industries, Inc. (a) (b)	7,400	490,694
Universal Forest Products, Inc.	19,800	833,580

		4,688,016

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 2.8%
Advanced Energy Industries, Inc. (a)	42,500	$744,600
Belden, Inc.	26,300	1,684,515
Littelfuse, Inc.	18,200	1,423,604

		3,852,719

Electronics — 3.1%
Analogic Corp.	8,900	735,496
Electro Scientific Industries, Inc.	48,000	562,080
Fabrinet (a)	39,400	663,496
Methode Electronics, Inc.	21,000	588,000
Newport Corp. (a)	32,700	511,101
Woodward, Inc.	29,800	1,216,734

		4,276,907

Engineering & Construction — 0.7%
Aegion Corp. (a)	38,900	923,097

Environmental Controls — 1.6%
Mine Safety Appliances Co.	23,400	1,207,674
Waste Connections, Inc.	22,600	1,026,266

		2,233,940

Hand & Machine Tools — 0.7%
Franklin Electric Co., Inc.	22,900	902,260

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	14,600	525,016

Machinery – Diversified — 3.0%
Cognex Corp.	19,800	620,928
IDEX Corp.	19,700	1,285,425
Nordson Corp.	23,000	1,693,490
Proto Labs, Inc. (a) (b)	6,600	504,174

		4,104,017

Manufacturing — 2.8%
AptarGroup, Inc.	30,700	1,845,991
Matthews International Corp. Class A	28,500	1,085,280
Myers Industries, Inc.	50,300	1,011,533

		3,942,804

Metal Fabricate & Hardware — 1.5%
Circor International, Inc.	16,400	1,019,752
RBC Bearings, Inc. (a)	7,000	461,230
Sun Hydraulics Corp.	15,600	565,500

		2,046,482

Transportation — 7.0%
GasLog Ltd.	55,800	833,094
Genesee & Wyoming, Inc. Class A (a)	27,750	2,579,917
Hub Group, Inc. Class A (a)	22,100	866,983
Kirby Corp. (a)	24,950	2,159,423
Landstar System, Inc.	46,300	2,591,874
Teekay Tankers Ltd. Class A (b)	93,900	246,018

	Number of Shares	Value
Universal Truckload Services, Inc.	17,100	$455,886

		9,733,195

		38,518,183

Technology — 4.7%
Computers — 0.2%
Xyratex Ltd.	25,900	288,267

Semiconductors — 2.4%
ATMI, Inc. (a)	19,700	522,444
Brooks Automation, Inc.	39,300	365,883
Cabot Microelectronics Corp. (a)	26,400	1,016,928
Entegris, Inc. (a)	53,500	543,025
Teradyne, Inc. (a)	48,300	797,916

		3,246,196

Software — 2.1%
Accelrys, Inc. (a)	28,910	285,053
Progress Software Corp. (a)	43,500	1,125,780
SYNNEX Corp. (a)	24,400	1,499,380

		2,910,213

		6,444,676

Utilities — 4.3%
Electric — 3.1%
Black Hills Corp.	14,200	708,012
Cleco Corp.	30,150	1,351,926
El Paso Electric Co.	27,500	918,500
NorthWestern Corp.	18,300	822,036
Pike Electric Corp.	34,800	393,936
UNS Energy Corp.	3,800	177,156

		4,371,566

Gas — 1.2%
PNM Resources, Inc.	25,600	579,328
Southwest Gas Corp.	20,700	1,035,000

		1,614,328

		5,985,894

TOTAL COMMON STOCK (Cost $83,999,008)		134,900,738

TOTAL EQUITIES (Cost $83,999,008)		134,900,738

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
iShares Russell 2000 Value Index Fund (b)	10,800	989,712
State Street Navigator Securities Lending Prime Portfolio (c)	4,352,598	4,352,598

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Reserve Investment Fund	1,001	$1,001

		5,343,311

TOTAL MUTUAL FUNDS (Cost $5,063,761)		5,343,311

TOTAL LONG-TERM INVESTMENTS (Cost $89,062,769)		140,244,049

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/2013, 0.010%, due 10/01/13 (d)	$2,369,859	2,369,859

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	7,980	7,980

TOTAL SHORT-TERM INVESTMENTS (Cost $2,377,839)		2,377,839

TOTAL INVESTMENTS — 103.2% (Cost $91,440,608) (e)		142,621,888

Other Assets/(Liabilities) — (3.2)%		(4,387,453)

NET ASSETS — 100.0%		$138,234,435

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $4,250,816. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,369,860. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $2,419,726.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 5.1%
Chemicals — 2.7%
Chemtura Corp. (a)	98,720	$2,269,573
Huntsman Corp.	143,540	2,958,359

		5,227,932

Iron & Steel — 2.4%
Reliance Steel & Aluminum Co.	28,900	2,117,503
Steel Dynamics, Inc.	142,710	2,384,684

		4,502,187

		9,730,119

Communications — 4.3%
Media — 1.3%
Gannett Co., Inc.	90,340	2,420,208

Telecommunications — 3.0%
Amdocs Ltd.	67,480	2,472,467
Anixter International, Inc. (a)	20,310	1,780,375
Harris Corp.	26,610	1,577,973

		5,830,815

		8,251,023

Consumer, Cyclical — 19.0%
Apparel — 1.1%
The Jones Group, Inc.	147,170	2,209,022

Automotive & Parts — 5.1%
Dana Holding Corp.	97,440	2,225,530
Lear Corp.	36,920	2,642,364
Tenneco, Inc. (a)	46,710	2,358,855
TRW Automotive Holdings Corp. (a)	35,370	2,522,235

		9,748,984

Entertainment — 1.4%
Regal Entertainment Group Class A	142,960	2,713,381

Home Builders — 4.9%
Meritage Home Corp. (a)	53,110	2,281,075
NVR, Inc. (a)	2,128	1,956,036
PulteGroup, Inc.	138,480	2,284,920
Thor Industries, Inc.	47,960	2,783,598

		9,305,629

Lodging — 0.8%
MGM Resorts International (a)	72,550	1,482,922

Office Furnishings — 1.0%
Steelcase, Inc. Class A	111,710	1,856,620

Retail — 4.7%
Abercrombie & Fitch Co. Class A	24,000	848,880
DineEquity, Inc.	11,174	771,006

	Number of Shares	Value
GameStop Corp. Class A	26,150	$1,298,347
Insight Enterprises, Inc. (a)	81,480	1,541,602
The Men’s Wearhouse, Inc.	70,250	2,392,012
Office Depot, Inc. (a)	459,020	2,217,067

		9,068,914

		36,385,472

Consumer, Non-cyclical — 7.7%
Commercial Services — 0.9%
Convergys Corp.	92,972	1,743,225

Foods — 1.8%
Dean Foods Co. (a)	116,895	2,256,074
Dole Food Co., Inc. (a)	84,750	1,154,295

		3,410,369

Health Care – Services — 4.0%
Health Net, Inc. (a)	82,370	2,611,129
LifePoint Hospitals, Inc. (a)	50,950	2,375,798
Universal Health Services, Inc. Class B	36,720	2,753,633

		7,740,560

Household Products — 1.0%
Avery Dennison Corp.	44,210	1,924,019

		14,818,173

Energy — 5.9%
Oil & Gas — 5.0%
Bill Barrett Corp. (a)	97,450	2,446,969
Cimarex Energy Co.	30,420	2,932,488
Stone Energy Corp. (a)	47,630	1,544,641
Western Refining, Inc.	87,790	2,637,212

		9,561,310

Oil & Gas Services — 0.9%
Helix Energy Solutions Group, Inc. (a)	66,020	1,674,927

		11,236,237

Financial — 28.8%
Banks — 8.8%
Associated Banc-Corp.	115,440	1,788,165
CapitalSource, Inc.	184,300	2,189,484
Comerica, Inc.	61,190	2,405,379
Huntington Bancshares, Inc.	337,820	2,790,393
Popular, Inc. (a)	82,499	2,163,949
Susquehanna Bancshares, Inc.	105,285	1,321,327
Webster Financial Corp.	55,830	1,425,340
Zions Bancorp	96,340	2,641,643

		16,725,680

Diversified Financial — 1.3%
E*TRADE Financial Corp. (a)	154,600	2,550,900

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 9.7%
American Financial Group, Inc.	33,480	$1,809,929
Aspen Insurance Holdings Ltd.	74,110	2,689,452
Fidelity National Financial, Inc. Class A	93,590	2,489,494
Genworth Financial, Inc. Class A (a)	205,090	2,623,101
Reinsurance Group of America, Inc. Class A	25,990	1,741,070
Torchmark Corp.	33,760	2,442,536
Unum Group	72,880	2,218,467
Validus Holdings Ltd.	67,000	2,477,660

		18,491,709

Real Estate Investment Trusts (REITS) — 7.7%
BioMed Realty Trust, Inc.	82,890	1,540,925
Camden Property Trust	26,960	1,656,422
LTC Properties, Inc.	45,540	1,729,609
Medical Properties Trust, Inc.	107,150	1,304,016
Mid-America Apartment Communities, Inc.	25,760	1,610,000
Parkway Properties, Inc.	115,430	2,051,191
Plum Creek Timber Co., Inc.	25,990	1,217,112
RLJ Lodging Trust	104,150	2,446,484
STAG Industrial, Inc.	58,960	1,186,275

		14,742,034

Savings & Loans — 1.3%
First Niagara Financial Group, Inc.	242,630	2,516,073

		55,026,396

Industrial — 17.9%
Electrical Components & Equipment — 1.1%
General Cable Corp.	66,630	2,115,503

Electronics — 7.0%
Arrow Electronics, Inc. (a)	49,400	2,397,382
AU Optronics Corp. Sponsored ADR (Taiwan) (a)	309,286	1,128,894
Avnet, Inc.	60,330	2,516,364
Flextronics International Ltd. (a)	121,710	1,106,344
Jabil Circuit, Inc.	97,990	2,124,423
TTM Technologies, Inc. (a)	160,830	1,568,092
Vishay Intertechnology, Inc. (a)	202,730	2,613,190

		13,454,689

Engineering & Construction — 2.1%
Granite Construction, Inc.	66,380	2,031,228
Tutor Perini Corp. (a)	90,870	1,937,348

		3,968,576

Machinery – Construction & Mining — 1.4%
Terex Corp. (a)	76,870	2,582,832

Metal Fabricate & Hardware — 2.0%
Commercial Metals Co.	135,210	2,291,810

	Number of Shares	Value
The Timken Co.	26,163	$1,580,245

		3,872,055

Packaging & Containers — 1.2%
Graphic Packaging Holding Co. (a)	274,200	2,347,152

Transportation — 2.4%
Bristow Group, Inc.	25,010	1,819,728
Con-way, Inc.	63,360	2,730,182

		4,549,910

Trucking & Leasing — 0.7%
Aircastle Ltd.	75,320	1,311,321

		34,202,038

Technology — 5.7%
Semiconductors — 4.7%
Amkor Technology, Inc. (a)	58,009	248,859
Entegris, Inc. (a)	211,780	2,149,567
Lam Research Corp. (a)	49,640	2,541,071
Micron Technology, Inc. (a)	90,690	1,584,354
MKS Instruments, Inc.	46,598	1,239,041
SunEdison, Inc. (a)	142,210	1,133,414

		8,896,306

Software — 1.0%
Electronic Arts, Inc. (a)	74,810	1,911,396

		10,807,702

Utilities — 4.7%
Electric — 0.9%
NV Energy, Inc.	74,020	1,747,612

Gas — 3.8%
Atmos Energy Corp.	59,360	2,528,143
PNM Resources, Inc.	105,580	2,389,275
UGI Corp.	60,350	2,361,496

		7,278,914

		9,026,526

TOTAL COMMON STOCK (Cost $152,404,021)		189,483,686

TOTAL EQUITIES (Cost $152,404,021)		189,483,686

TOTAL LONG-TERM INVESTMENTS (Cost $152,404,021)		189,483,686

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$1,837,074	$1,837,074

TOTAL SHORT-TERM INVESTMENTS (Cost $1,837,074)		1,837,074

TOTAL INVESTMENTS — 100.1% (Cost $154,241,095) (c)		191,320,760

Other Assets/(Liabilities) — (0.1)%		(230,176)

NET ASSETS — 100.0%		$191,090,584

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,837,074. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $1,875,486.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (formerly known as MML Large Cap Value Fund) (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2013. The Focused Equity Fund, Fundamental Growth Fund, Large Cap Growth Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2013. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2013, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$403,333,367	$4,193,161	$-	$407,526,528
Mutual Funds	1,001	-	-	1,001
Short-Term Investments	-	3,554,106	-	3,554,106

Total Investments	$403,334,368	$7,747,267	$-	$411,081,635

Equity Income Fund
Asset Investments
Common Stock	$522,628,161	$5,913,355	$-	$528,541,516
Preferred Stock	3,876,832	-	-	3,876,832
Mutual Funds	6,433,852	-	-	6,433,852
Short-Term Investments	-	31,339,594	-	31,339,594

Total Investments	$532,938,845	$37,252,949	$-	$570,191,794

Equity Index Fund
Asset Investments
Common Stock	$364,904,592	$-	$-	$364,904,592
Short-Term Investments	-	5,945,618	-	5,945,618

Total Investments	$364,904,592	$5,945,618	$-	$370,850,210

Liability Derivatives
Futures Contracts	$(13,351)	$-	$-	$(13,351)

Foreign Fund
Asset Investments
Common Stock	$53,802,617	$354,948,935	$-	$408,751,552
Preferred Stock	2,004,207	-	-	2,004,207
Mutual Funds	31,944,952	-	-	31,944,952
Short-Term Investments	-	11,570,333	-	11,570,333

Total Investments	$87,751,776	$366,519,268	$-	$454,271,044

Fundamental Value Fund
Asset Investments
Common Stock	$205,059,502	$3,102,483	$-	$208,161,985
Short-Term Investments	-	2,078,808	-	2,078,808

Total Investments	$205,059,502	$5,181,291	$-	$210,240,793

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund
Asset Investments
Common Stock	$89,426,076	$76,602,739		$-	$166,028,815
Mutual Funds	4,897,499	-		-	4,897,499
Short-Term Investments	-	2,059,489		-	2,059,489

Total Investments	$94,323,575	$78,662,228		$-	$172,985,803

Growth & Income Fund
Asset Investments
Common Stock	$128,646,418	$8,548,461		$-	$137,194,879
Short-Term Investments	-	244,463		-	244,463

Total Investments	$128,646,418	$8,792,924		$-	$137,439,342

Income & Growth Fund
Asset Investments
Common Stock	$211,333,230	$7,010,948		$-	$218,344,178
Short-Term Investments	-	6,365,316		-	6,365,316

Total Investments	$211,333,230	$13,376,264		$-	$224,709,494

Managed Volatility Fund
Asset Investments
Common Stock	$216,111,480	$-		$-	$216,111,480
Corporate Debt	-	-	+	-	-
Purchased Options	1,043,190	-		-	1,043,190
Short-Term Investments	-	6,078,992		-	6,078,992

Total Investments	$217,154,670	$6,078,992		$-	$223,233,662

Liability Derivatives
Written Options	$(2,803,995)	$-		$-	$(2,803,995)

Mid Cap Growth Fund
Asset Investments
Common Stock	$405,868,493	$-		$81,541	$405,950,034
Preferred Stock	-	-		1,172,194	1,172,194
Mutual Funds	20,757,779	-		-	20,757,779
Short-Term Investments	-	10,929,380		-	10,929,380

Total Investments	$426,626,272	$10,929,380		$1,253,735	$438,809,387

Mid Cap Value Fund
Asset Investments
Common Stock	$459,943,494	$5,053,053		$-	$464,996,547
Mutual Funds	16,847,620	-		-	16,847,620
Short-Term Investments	-	4,388,092		-	4,388,092

Total Investments	$476,791,114	$9,441,145		$-	$486,232,259

Liability Derivatives
Forward Contracts	$-	$(26,237)		$-	$(26,237)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
PIMCO Total Return Fund
Asset Investments
Preferred Stock	$1,177,000	$-	$-	$1,177,000
Bank Loans	-	146,697	-	146,697
Corporate Debt	-	66,858,479	298,837	67,157,316
Municipal Obligations	-	10,929,899	-	10,929,899
Non-U.S. Government Agency Obligations	-	29,383,940	-	29,383,940
Sovereign Debt Obligations	-	8,651,440	-	8,651,440
U.S. Government Agency Obligations and Instrumentalities	-	216,287,117	-	216,287,117
U.S. Treasury Obligations	-	100,659,842	-	100,659,842
Short-Term Investments	-	98,862,970	-	98,862,970

Total Investments	$1,177,000	$531,780,384	$298,837	$533,256,221

Asset Derivatives
Forward Contracts	$-	$89,530	$-	$89,530
Futures Contracts	677,951	-	-	677,951
Swap Agreements	-	3,287,160	-	3,287,160

Total	$677,951	$3,376,690	$-	$4,054,641

Liability Derivatives
Forward Contracts	$-	$(599,651)	$-	$(599,651)
Futures Contracts	(179,445)	-	-	(179,445)
Swap Agreements	-	(323,898)	-	(323,898)
Written Options	-	(184,614)	-	(184,614)

Total	$(179,445)	$(1,108,163)	$-	$(1,287,608)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$294,221,096	$1,041,299	$265,899	$295,528,294
Preferred Stock	-	-	647,785	647,785
Mutual Funds	21,184,534	-	-	21,184,534
Short-Term Investments	-	5,820,918	-	5,820,918

Total Investments	$315,405,630	$6,862,217	$913,684	$323,181,531

+	Represents security at $0 value as of September 30, 2013.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of September 30, 2013.

PIMCO Total Return Fund
Investments purchased/sold on a when-issued basis	X
Collateral held for open futures contracts	X
Collateral held for open swap agreements and written options	X

	Foreign Fund	Global Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Small Company Value Fund
Securities on loan	X	X	X	X	X

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at September 30, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Descriptions

	Investments in Securities
	Balance as of 12/31/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 9/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/13
Managed Volatility Fund
Common Stock	$-	**	$-	$(2,533,387)	$2,533,387	$-	$-	$-	$-		$-	$-
Corporate Debt†	50,036		-	-	300,388	-	(350,424)	-	-		-	-

	$50,036		$-	$(2,533,387)	$2,833,775	$-	$(350,424)	$-	$-		$-	$-

Mid Cap Growth Fund
Common Stock	$81,541		$-	$-	$-	$-	$-	$-	$-		$81,541	$-
Preferred Stock	1,016,005		-	-	156,189	-	-	-	-		1,172,194	156,189

	$1,097,546		$-	$-	$156,189	$-	$-	$-	$-		$1,253,735	$156,189

PIMCO Total Return Fund
Corporate Debt†	$6,444,760		$-	$21,629	$1,330	$-	$(1,964,992)	$-	$(4,203,890	)***	$298,837	$2,579

Small Cap Growth Equity Fund
Common Stock	$111,557		$-	$1,230	$1	$159,220	$(6,109)	$-	$-		$265,899	$1
Preferred Stock	-		-	-	-	647,785	-	-	-		647,785	-

	$111,557		$-	$1,230	$1	$807,005	$(6,109)	$-	$-		$913,684	$1

*	The Funds recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of December 31, 2012.
***	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a

Notes to Portfolio of Investments (Unaudited) (Continued)

derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2013, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	Managed Volatility Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management			A	A
Directional Exposures to Currencies				A

Futures Contracts**
Hedging/Risk Management				A
Duration/Credit Quality Management				A
Substitution for Direct Investment	A			A

Interest Rate Swaps***
Hedging/Risk Management				A
Duration Management				A
Asset/Liability Management				A
Substitution for Direct Investment				A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management				A
Duration/Credit Quality Management				A
Income				A
Substitution for Direct Investment				A

Options (Purchased)
Hedging/Risk Management		A

Options (Written)
Hedging/Risk Management		A		A
Duration/Credit Quality Management				A
Income		A		A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2013, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts	$-	$(13,351)	$-	$-	$(13,351)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	73	-	-	73

Managed Volatility Fund
Asset Derivatives
Purchased Options	$-	$1,043,190	$-	$-	$1,043,190

Liability Derivatives
Written Options	$-	$(2,803,995)	$-	$-	$(2,803,995)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	1,282	-	-	1,282
Written Options	-	1,282	-	-	1,282

Mid Cap Value Fund
Liability Derivatives
Forward Contracts	$-	$-	$(26,237)	$-	$(26,237)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$20,308,286	$-	$20,308,286

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$89,530	$-	$89,530
Futures Contracts	-	-	-	677,951	677,951
Swap Agreements	79,710	-	-	3,207,450	3,287,160

Total Value	$79,710	$-	$89,530	$3,885,401	$4,054,641

Liability Derivatives
Forward Contracts	$-	$-	$(599,651)	$-	$(599,651)
Futures Contracts	-	-	-	(179,445)	(179,445)
Swap Agreements	(75,711)	-	-	(248,187)	(323,898)
Written Options	-	-	-	(184,614)	(184,614)

Total Value	$(75,711)	$-	$(599,651)	$(612,246)	$(1,287,608)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$56,584,040	$-	$56,584,040
Futures Contracts	-	-	-	1,347	1,347
Swap Agreements	$12,400,000	$-	$-	$91,500,000	$103,900,000
Written Options	-	-	-	56,600,000	56,600,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, and purchased options at September 30, 2013.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2013, are discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2013. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Mid Cap Value Fund
Contracts to Deliver
CHF	2,418,088	Credit Suisse Securities LLC	10/31/13	$ 2,650,743	$(23,721)

CAD	13,632,220	JP Morgan Chase Bank N.A.	10/31/13	13,223,611	(1,221)

EUR	3,278,197	UBS AG	10/31/13	4,433,932	(1,295)

				$20,308,286	$(26,237)

PIMCO Total Return Fund
Contracts to Buy
BRL	3,323,844	Barclays Bank PLC	10/02/13	$1,497,227	$2,499

BRL	3,484,190	Credit Suisse Securities LLC	11/04/13	1,500,642	59,187

CAD	425,000	Goldman Sachs & Co.	12/23/13	412,293	(537)
EUR	5,455,000	Goldman Sachs & Co.	10/02/13	7,381,706	(1,907)

				7,793,999	(2,444)

BRL	3,323,844	JP Morgan Chase Bank	10/02/13	1,490,513	9,213
MXN	1,421,928	JP Morgan Chase Bank	12/17/13	107,250	715

				1,597,763	9,928

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund (Continued)
Contracts to Buy (Continued)
CAD	425,000	UBS AG	12/23/13	$411,214	$542

				$12,800,845	$69,712

Contracts to Deliver
BRL	3,323,844	Barclays Bank PLC	10/02/13	$1,490,513	$(9,213)
BRL	3,323,844	Barclays Bank PLC	11/04/13	1,486,646	(1,398)

				2,977,159	(10,611)

EUR	673,000	Credit Suisse Securities LLC	10/02/13	886,280	(24,188)
EUR	100,000	Credit Suisse Securities LLC	06/02/14	126,800	(8,591)

				1,013,080	(32,779)

CAD	5,030,000	Goldman Sachs & Co.	12/23/13	4,888,669	15,418
EUR	5,455,000	Goldman Sachs & Co.	11/04/13	7,382,355	1,956
EUR	996,000	Goldman Sachs & Co.	02/28/14	1,333,313	(14,697)
EUR	3,881,000	Goldman Sachs & Co.	03/14/14	5,184,236	(68,643)

				18,788,573	(65,966)

BRL	3,323,844	JP Morgan Chase Bank	10/02/13	1,369,133	(130,593)
EUR	1,832,000	JP Morgan Chase Bank	11/04/13	2,470,659	(7,965)
JPY	31,800,000	JP Morgan Chase Bank	10/17/13	320,233	(3,310)

				4,160,025	(141,868)

EUR	5,600,000	Royal Bank of Scotland PLC	02/28/14	7,429,464	(149,709)
GBP	1,931,000	Royal Bank of Scotland PLC	12/12/13	3,016,125	(108,338)

				10,445,589	(258,047)

EUR	4,782,000	UBS AG	10/02/13	6,398,769	(70,562)

				$43,783,195	$(579,833)

BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2013:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	12/20/13	73	$6,111,195	$(13,351)

PIMCO Total Return Fund
Futures Contracts — Long
3 Month EURIBOR	09/15/14	26	$8,756,595	$(475)
3 Month EURIBOR	12/15/14	30	10,097,168	(2,070)
3 Month EURIBOR	03/16/15	36	12,107,470	(4,310)
3 Month EURIBOR	03/18/15	4	801,801	(1,017)
3 Month EURIBOR	06/15/15	33	11,087,912	(6,183)
90 Day Eurodollar	09/15/14	171	42,568,313	33,865
90 Day Eurodollar	06/15/15	302	74,922,425	161,059
90 Day Eurodollar	09/14/15	173	42,834,800	2,410
90 Day Eurodollar	12/14/15	227	56,066,162	(137,926)
90 Day Eurodollar	03/14/16	28	6,897,450	(27,464)
90 Day Eurodollar	06/13/16	3	737,025	105
90 Day Eurodollar	09/19/16	62	15,190,000	78,520
90 Day Eurodollar	12/19/16	46	11,240,100	64,218
90 Day Eurodollar	03/13/17	29	7,069,475	41,085
90 Day Eurodollar	06/19/17	46	11,186,625	62,629
U.S. Treasury Note 10 Year	12/19/13	121	15,293,266	213,608
U.S. Treasury Note 5 Year	12/31/13	10	1,210,469	20,452

				$498,506

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate.

Notes to Portfolio of Investments (Unaudited) (Continued)

Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2013. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps — Sell Protection***
OTC Swaps
Barclays Bank PLC	USD	$100,000	12/20/13	1.000%	Berkshire Hathaway, Inc. (PIMCO Rating: AA)**	$(387)	$566	$179
Barclays Bank PLC	USD	1,600,000	6/20/15	5.000%	CDX.EM.13† (PIMCO Rating: BA+)**	(81,244)	133,850	52,606
Barclays Bank PLC	USD	400,000	12/20/15	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	1,468	(2,308)	(840)
Barclays Bank PLC	USD	1,500,000	3/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(316)	(6,149)	(6,465)
Barclays Bank PLC	USD	400,000	3/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	4,277	(1,930)	2,347
Barclays Bank PLC	USD	900,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(4,594)	(1,303)	(5,897)
Barclays Bank PLC	USD	800,000	12/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	10,999	(20,149)	(9,150)
Barclays Bank PLC	USD	500,000	9/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	(562)	(18,206)	(18,768)
Barclays Bank PLC	USD	1,500,000	3/20/18	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(11,503)	4,377	(7,126)

						(81,862)	88,748	6,886

Credit Suisse Securities LLC	USD	800,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(4,078)	(1,164)	(5,242)
Credit Suisse Securities LLC	USD	200,000	9/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	(317)	(7,190)	(7,507)

						(4,395)	(8,354)	(12,749)

Goldman Sachs & Co.	USD	1,300,000	12/20/14	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	43,843	(32,175)	11,668
Goldman Sachs & Co.	USD	200,000	6/20/15	1.000%	United Kingdom Gilt (PIMCO Rating: AAA)**	1,150	2,014	3,164
Goldman Sachs & Co.	USD	100,000	3/20/16	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	2,904	(1,685)	1,219
Goldman Sachs & Co.	USD	300,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	3,241	(1,414)	1,827

						51,138	(33,260)	17,878

JP Morgan Chase Bank	USD	200,000	6/20/16	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	939	(3,707)	(2,768)
JP Morgan Chase Bank	USD	100,000	9/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(271)	(609)	(880)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps—Sell Protection*** (Continued)
OTC Swaps (Continued)
JP Morgan Chase Bank	USD	$100,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	$33	$576	$609

						701	(3,740)	(3,039)

UBS AG	USD	100,000	9/20/16	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	194	(1,578)	(1,384)
UBS AG	USD	1,000,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	10,479	(4,388)	6,091
UBS AG	USD	300,000	6/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	(437)	(9,247)	(9,684)

						10,236	(15,213)	(4,977)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Barclays Bank PLC	MXN	9,000,000	9/13/17	MXN TIIE Mexican Banxico	Fixed 5.500%	$20,867	$(6,702)	$14,165
Barclays Bank PLC	MXN	14,000,000	9/02/22	MXN TIIE Mexican Banxico	Fixed 6.000%	(27,822)	(7,326)	(35,148)

						(6,955)	(14,028)	(20,983)

Goldman Sachs & Co.	BRL	200,000	1/02/17	CETIP Interbank	Fixed 9.095%	(4,123)	-	(4,123)

JP Morgan Chase Bank	MXN	2,000,000	6/05/23	MXN TIIE Mexican Banxixo	Fixed 6.000%	(1,867)	(4,935)	(6,802)

UBS AG	BRL	400,000	1/02/17	CETIP Interbank	Fixed 8.900%	(8,121)	(679)	(8,800)

Centrally Cleared Swaps
	USD	$14,000,000	6/19/43	3-Month USD-LIBOR-BBA	Fixed 2.750%	1,473,360	986,856	2,460,216
	USD	16,500,000	12/18/43	3-Month USD-LIBOR-BBA	Fixed 3.500%	7,894	620,820	628,714
	USD	17,400,000	10/15/17	Federal Funds Effective Rate US	Fixed 1.000%	(174,092)	(19,222)	(193,314)
	USD	18,000,000	3/18/16	3-Month USD-LIBOR-BBA	Fixed 1.500%	(42,419)	146,774	104,355

						1,264,743	1,735,228	2,999,971

BRL	Brazilian Real
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Morgan Stanley & Co., and UBS AG amounted to $238,000, $854,000, $313,000 and $38,000 in cash, respectively, at September 30, 2013; and collateral for swap agreements held by Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Goldman Sachs & Co., Morgan Stanley & Co., Royal Bank of Scotland PLC, and UBS AG amounted to $303,640, $187,249, $288,992, $395,990, $260,993, and $164,884 in securities, respectively, at September 30, 2013.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The

Notes to Portfolio of Investments (Unaudited) (Continued)

reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find

Notes to Portfolio of Investments (Unaudited) (Continued)

it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

The Fund(s) listed in the following table had open written option contracts at September 30, 2013. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	242	10/19/13	S&P 500 Index Call, Strike 1,700.00	$753,545	$312,180
	140	10/19/13	S&P 500 Index Call, Strike 1,675.00	619,519	375,200
	154	10/19/13	S&P 500 Index Call, Strike 1,650.00	977,515	616,000
	174	10/19/13	S&P 500 Index Call, Strike 1,710.00	364,965	156,600
	118	11/16/13	S&P 500 Index Call, Strike 1,675.00	471,705	445,450
	153	11/16/13	S&P 500 Index Call, Strike 1,700.00	533,617	358,020
	151	11/16/13	S&P 500 Index Call, Strike 1,725.00	497,923	195,545
	150	10/19/13	S&P 500 Index Call, Strike 1,680.00	318,824	345,000

				$4,537,613	$2,803,995

PIMCO Total Return Fund
Goldman Sachs & Co.	1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40	$2,887	$691
Barclays Bank PLC	1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40	2,706	690
Goldman Sachs & Co.	1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40	2,887	3,998
Barclays Bank PLC	1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40	3,067	3,998
Royal Bank of Scotland PLC	400,000	1/27/14	Interest Rate Swaption USD 10 Year Call, Strike 2.50	2,400	1,974
Royal Bank of Scotland PLC	400,000	1/27/14	Interest Rate Swaption USD 10 Year Put, Strike 3.50	3,180	1,691
Goldman Sachs & Co.	14,500,000	1/27/14	Interest Rate Swaption USD 5 Year Call, Strike 1.40	24,340	37,283
Goldman Sachs & Co.	13,600,000	10/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.90	46,275	3,839
Goldman Sachs & Co.	7,600,000	10/28/13	Interest Rate Swaption USD 5 Year Put, Strike 1.50	20,925	53,902
Goldman Sachs & Co.	14,500,000	1/27/14	Interest Rate Swaption USD 5 Year Put, Strike 2.00	95,740	76,548

				$204,407	$184,614

Notes to Portfolio of Investments (Unaudited) (Continued)

Transactions in written option contracts during the period ended September 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2012	-	$-
Options written	7,086	24,061,720
Options terminated in closing purchase transactions	(5,804)	(19,524,107)

Options outstanding at September 30, 2013	1,282	$4,537,613

PIMCO Total Return Fund
Options outstanding at December 31, 2012	5,000,000	$44,133
Options written	119,200,080	440,286
Options expired	(50,400,040)	(196,587)
Options exercised	(17,200,040)	(83,425)

Options outstanding at September 30, 2013	56,600,000	$204,407

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan,

Notes to Portfolio of Investments (Unaudited) (Continued)

the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2013, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements and Treasury Rolls

Each Fund may enter into reverse repurchase agreements or Treasury rolls with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty. Similarly, in a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Reverse repurchase agreements and Treasury rolls generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had Treasury roll transactions during the period ended September 30, 2013, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$2,060,645
Weighted average interest rate	0.01%

Notes to Portfolio of Investments (Unaudited) (Continued)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury roll transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Notes to Portfolio of Investments (Unaudited) (Continued)

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks

Notes to Portfolio of Investments (Unaudited) (Continued)

compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$81,276,410	$17,454,475	$(369,992)	$17,084,483
American Funds Core Allocation Fund	397,432,112	100,388,968	-	100,388,968
American Funds Growth Fund	60,793,862	25,713,446	-	25,713,446
American Funds International Fund	35,945,072	8,896,523	-	8,896,523
Balanced Allocation Fund	472,016,619	58,610,650	(2,739,438)	55,871,212
Blue Chip Growth Fund	268,520,546	143,121,658	(560,569)	142,561,089
Conservative Allocation Fund	426,203,879	35,259,960	(4,442,502)	30,817,458
Equity Income Fund	419,218,504	159,294,848	(8,321,558)	150,973,290
Equity Index Fund	240,815,679	144,014,246	(13,979,715)	130,034,531
Focused Equity Fund	118,479,511	39,481,047	(874,013)	38,607,034
Foreign Fund	401,566,031	79,045,051	(26,340,038)	52,705,013
Fundamental Growth Fund	175,718,369	42,569,919	(2,018,028)	40,551,891
Fundamental Value Fund	159,476,330	52,462,216	(1,697,753)	50,764,463
Global Fund	118,343,740	55,915,567	(1,273,504)	54,642,063
Growth Allocation Fund	1,245,039,608	314,338,698	(5,240,274)	309,098,424
Growth & Income Fund	99,202,672	38,261,944	(25,274)	38,236,670
Income & Growth Fund	180,377,633	45,573,986	(1,242,125)	44,331,861
Large Cap Growth Fund	203,865,136	45,022,465	(2,038,515)	42,983,950
Managed Volatility Fund	203,248,650	25,014,266	(5,029,254)	19,985,012
Mid Cap Growth Fund	299,647,555	143,288,783	(4,126,951)	139,161,832
Mid Cap Value Fund	428,851,185	62,341,531	(4,960,457)	57,381,074
Moderate Allocation Fund	1,563,882,836	232,617,192	(9,197,404)	223,419,788

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$531,396,290	$6,506,399	$(4,646,468)	$1,859,931
Small Cap Growth Equity Fund	249,713,881	77,148,900	(3,681,250)	73,467,650
Small Company Value Fund	91,440,608	53,921,701	(2,740,421)	51,181,280
Small/Mid Cap Value Fund	154,241,095	39,752,224	(2,672,559)	37,079,665

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2013, was as follows:

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	568,446	150,035	73,651	644,830	$9,923,933	$21,019	$826,087	$415,763
MML Equity Fund, Initial Class	67,091	2,400	69,491	-	-	-	-	207,099
MML Equity Income Fund, Initial Class	584,899	93,753	82,303	596,349	7,388,770	138,222	-	301,768
MML Focused Equity Fund, Class II	404,507	60,303	69,794	395,016	5,668,474	-	76,235	198,208
MML Foreign Fund, Initial Class	385,468	182,642	94,007	474,103	5,020,753	94,530	-	170,033
MML Fundamental Growth Fund, Class II	488,343	98,454	62,144	524,653	6,888,696	-	5,661	101,737
MML Fundamental Value Fund, Class II	417,553	81,077	58,327	440,303	6,278,714	102,938	213,034	231,136
MML Global Fund, Class I	340,893	56,905	52,860	344,938	3,966,792	43,185	-	236,875
MML High Yield Fund, Class II	96,467	11,566	46,362	61,671	673,443	23,456	17,013	32,675
MML Income & Growth Fund, Initial Class	282,496	84,645	33,176	333,965	3,533,351	62,269	-	76,166
MML Inflation-Protected and Income Fund, Initial Class	31,669	18,321	4,184	45,806	488,293	4,232	10,551	2,378
MML Large Cap Growth Fund, Initial Class	452,979	113,181	52,833	513,327	6,786,178	25,008	338,829	184,131
MML Managed Bond Fund, Initial Class	262,637	141,840	32,637	371,840	4,685,244	72,179	45,246	2,566
MML Mid Cap Growth Fund, Initial Class	424,972	95,711	72,347	448,336	6,899,886	18,542	404,090	609,499
MML Mid Cap Value Fund, Initial Class	513,508	101,477	90,915	524,070	6,624,246	120,370	255,680	544,079
MML PIMCO Total Return Fund, Class II	168,148	139,385	21,521	286,012	2,957,361	54,250	23,748	15,969
MML Short-Duration Bond Fund, Class II	18,580	59,091	6,380	71,291	714,336	4,521	2,186	(1,187)
MML Small Cap Growth Equity Fund, Initial Class	202,990	45,526	41,515	207,001	4,289,134	-	234,433	417,076
MML Small Company Value Fund, Class II	204,069	40,417	35,085	209,401	4,596,358	52,087	117,320	268,675
MML Strategic Emerging Markets Fund, Class II	229,855	8,444	31,574	206,725	2,056,909	-	-	(6,292)
Oppenheimer Global Fund/VA, Non-Service Shares*	98,206	19,513	22,486	95,233	3,614,104	-	46,957	448,452
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	180,449	67,087	25,115	222,421	1,181,056	-	55,050	1,515
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,224,292	721,631	241,435	1,704,488	4,124,862	-	50,555	149,931

					$98,360,893	$836,808	$2,722,675	$4,608,252

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,734,143	396,978	255,926	1,875,195	$28,859,249	$60,958	$2,395,814	$1,621,144
MML Equity Fund, Initial Class	286,759	6,783	293,542	-	-	-	-	1,356,849
MML Equity Income Fund, Initial Class	2,381,784	286,098	368,167	2,299,715	28,493,470	531,484	-	1,816,879
MML Focused Equity Fund, Class II	908,339	71,707	166,863	813,183	11,669,176	-	156,917	467,252
MML Foreign Fund, Initial Class	1,472,428	617,760	375,321	1,714,867	18,160,440	344,011	-	532,155
MML Fundamental Growth Fund, Class II	1,500,939	211,112	230,152	1,481,899	19,457,337	-	16,039	370,108
MML Fundamental Value Fund, Class II	1,555,416	217,888	239,611	1,533,693	21,870,462	358,055	741,005	1,083,641
MML Global Fund, Class I	1,382,303	149,792	263,196	1,268,899	14,592,340	162,355	-	1,173,905
MML High Yield Fund, Class II	1,583,240	686,143	357,261	1,912,122	20,880,372	650,094	501,635	493,237
MML Income & Growth Fund, Initial Class	1,158,342	425,152	107,385	1,476,109	15,617,231	267,924	-	257,306
MML Inflation-Protected and Income Fund, Initial Class	828,180	213,494	290,387	751,287	8,008,714	74,282	179,130	322,979
MML Large Cap Growth Fund, Initial Class	1,351,817	237,131	159,657	1,429,291	18,895,232	69,978	948,129	536,126
MML Managed Bond Fund, Initial Class	7,811,503	2,087,091	621,052	9,277,542	116,898,436	1,966,677	1,222,749	416,275
MML Mid Cap Growth Fund, Initial Class	1,208,795	242,606	250,155	1,201,246	18,487,177	50,683	1,104,577	2,220,793
MML Mid Cap Value Fund, Initial Class	1,564,594	249,946	304,632	1,509,908	19,085,234	352,640	749,049	1,851,779
MML PIMCO Total Return Fund, Class II	4,576,444	1,654,395	305,781	5,925,058	61,265,103	1,173,866	513,860	184,013
MML Short-Duration Bond Fund, Class II	2,666,755	784,537	836,095	2,615,197	26,204,269	313,339	143,545	21,908
MML Small Cap Growth Equity Fund, Initial Class	411,132	78,547	90,782	398,897	8,265,299	-	452,349	516,375
MML Small Company Value Fund, Class II	554,875	80,400	97,956	537,319	11,794,157	134,939	303,936	786,007
Oppenheimer Global Fund/VA, Non-Service Shares*	347,918	49,101	77,364	319,655	12,130,924	-	157,667	1,410,423
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	4,968,204	1,427,186	431,932	5,963,458	31,665,961	-	1,478,780	419,405
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,819,525	2,933,667	1,312,181	6,441,011	15,587,248	-	198,600	1,254,246

					$527,887,831	$6,511,285	$11,263,781	$19,112,805

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,328,169	294,205	319,479	1,302,895	$20,051,557	$42,816	$1,682,760	$1,640,093
MML Equity Fund, Initial Class	215,910	5,727	221,637	-	-	-	-	981,179
MML Equity Income Fund, Initial Class	2,047,205	248,428	483,684	1,811,949	22,450,054	421,340	-	1,409,145
MML Focused Equity Fund, Class II	573,050	40,443	155,021	458,472	6,579,069	-	89,596	398,378
MML Foreign Fund, Initial Class	1,143,392	557,728	460,123	1,240,997	13,142,156	257,427	-	739,258
MML Fundamental Growth Fund, Class II	1,136,095	162,069	268,425	1,029,739	13,520,479	-	11,197	386,723
MML Fundamental Value Fund, Class II	1,297,551	195,167	311,120	1,181,598	16,849,584	276,969	573,196	1,059,652
MML Global Fund, Class I	1,074,322	123,959	302,265	896,016	10,304,188	116,054	-	1,153,996
MML High Yield Fund, Class II	1,734,005	766,287	541,195	1,959,097	21,393,337	697,171	538,846	735,713
MML Income & Growth Fund, Initial Class	1,037,984	341,968	191,449	1,188,503	12,574,365	218,253	-	442,667

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Inflation-Protected and Income Fund, Initial Class	996,499	191,021	537,345	650,175	$6,930,865	$66,949	$162,815	$518,817
MML Large Cap Growth Fund, Initial Class	1,005,431	181,520	216,948	970,003	12,823,445	47,908	649,106	903,914
MML Managed Bond Fund, Initial Class	8,562,962	2,277,987	1,256,655	9,584,294	120,763,552	2,124,200	1,326,348	437,146
MML Mid Cap Growth Fund, Initial Class	818,543	166,081	255,862	728,762	11,215,651	31,620	689,124	1,680,713
MML Mid Cap Value Fund, Initial Class	1,183,681	194,131	346,842	1,030,970	13,031,460	246,337	523,249	1,594,565
MML PIMCO Total Return Fund, Class II	5,253,197	1,704,029	829,712	6,127,514	63,358,491	1,221,953	534,910	500,336
MML Short-Duration Bond Fund, Class II	3,159,118	839,005	960,907	3,037,216	30,432,905	349,634	161,930	40,028
MML Small Cap Growth Equity Fund, Initial Class	252,717	57,242	79,556	230,403	4,774,048	-	263,398	239,647
MML Small Company Value Fund, Class II	343,864	56,093	92,511	307,446	6,748,431	78,551	176,927	479,302
Oppenheimer Global Fund/VA, Non-Service Shares*	256,904	36,657	81,066	212,495	8,064,166	-	110,141	355,733
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	5,672,492	1,467,392	1,119,493	6,020,391	31,968,275	-	1,549,497	900,159
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,432,563	2,103,782	1,385,412	4,150,933	10,045,259	-	133,110	898,491

					$457,021,337	$6,197,182	$9,176,150	$17,495,655

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,270,941	1,193,204	793,580	8,670,565	$133,439,998	$282,067	$11,085,857	$6,350,889
MML Equity Fund, Initial Class	1,171,340	8,089	1,179,429	-	-	-	-	6,159,508
MML Equity Income Fund, Initial Class	8,492,060	385,598	821,703	8,055,955	99,813,281	1,868,328	-	4,176,813
MML Focused Equity Fund, Class II	5,783,858	192,941	922,314	5,054,485	72,531,863	-	975,266	2,661,692
MML Foreign Fund, Initial Class	5,963,094	2,035,400	1,246,211	6,752,283	71,506,673	1,343,714	-	2,875,304
MML Fundamental Growth Fund, Class II	7,235,526	529,248	746,760	7,018,014	92,146,517	-	75,768	1,285,035
MML Fundamental Value Fund, Class II	6,072,947	478,016	759,245	5,791,718	82,589,893	1,357,034	2,808,420	3,582,973
MML Global Fund, Class I	5,219,942	235,508	658,955	4,796,495	55,159,692	602,604	-	2,907,079
MML High Yield Fund, Class II	3,179,981	477,141	1,254,878	2,402,244	26,232,507	865,947	647,434	1,644,781
MML Income & Growth Fund, Initial Class	4,292,548	933,581	276,038	4,950,091	52,371,958	927,422	-	556,052
MML Inflation-Protected and Income Fund, Initial Class	1,715,109	339,064	622,060	1,432,113	15,266,326	139,912	349,783	824,578
MML Large Cap Growth Fund, Initial Class	6,701,305	736,883	468,026	6,970,162	92,145,536	340,068	4,607,558	1,552,776
MML Managed Bond Fund, Initial Class	11,187,058	3,070,801	614,795	13,643,064	171,904,669	2,976,028	1,869,868	150,702
MML Mid Cap Growth Fund, Initial Class	5,774,607	620,605	768,670	5,626,542	86,592,478	232,256	5,061,741	5,976,535
MML Mid Cap Value Fund, Initial Class	6,924,717	562,022	910,085	6,576,654	83,128,906	1,507,809	3,202,761	4,025,637
MML PIMCO Total Return Fund, Class II	6,671,442	2,117,905	298,070	8,491,277	87,799,808	1,708,199	747,764	184,628
MML Short-Duration Bond Fund, Class II	3,273,556	1,293,144	164,127	4,402,573	44,113,786	401,649	174,246	8,881
MML Small Cap Growth Equity Fund, Initial Class	2,683,877	294,369	457,065	2,521,181	52,239,862	-	2,858,096	4,384,597

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Small Company Value Fund, Class II	2,788,574	203,566	361,737	2,630,403	$57,737,356	$655,605	$1,476,681	$2,958,637
MML Strategic Emerging Markets Fund, Class II	2,653,796	18,590	266,481	2,405,905	23,938,757	-	-	66,776
Oppenheimer Global Fund/VA, Non-Service Shares*	1,491,976	116,386	275,078	1,333,284	50,598,133	-	665,561	4,335,275
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	7,505,308	1,825,093	800,081	8,530,320	45,296,000	-	2,150,286	971,717
Oppenheimer International Growth Fund/VA, Non-Service Shares*	17,879,589	8,311,492	2,396,026	23,795,055	57,584,033	-	726,850	2,380,988

					$1,554,138,032	$15,208,642	$39,483,940	$60,021,853

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,918,911	1,784,485	775,660	7,927,736	122,007,862	253,318	9,955,939	5,971,907
MML Equity Fund, Initial Class	1,071,634	25,745	1,097,379	-	-	-	-	5,141,870
MML Equity Income Fund, Initial Class	7,955,580	1,002,704	823,661	8,134,623	100,787,975	1,862,042	-	4,399,534
MML Focused Equity Fund, Class II	4,192,188	411,987	654,786	3,949,389	56,673,737	-	758,707	1,872,948
MML Foreign Fund, Initial Class	5,088,664	2,741,394	1,225,777	6,604,281	69,939,340	1,312,854	-	2,770,946
MML Fundamental Growth Fund, Class II	6,076,542	810,610	552,505	6,334,647	83,173,910	-	68,124	987,097
MML Fundamental Value Fund, Class II	5,554,412	786,224	620,177	5,720,459	81,573,743	1,333,705	2,760,139	2,877,680
MML Global Fund, Class I	4,778,673	602,401	656,748	4,724,326	54,329,753	590,884	-	2,883,381
MML High Yield Fund, Class II	4,586,960	1,511,219	1,372,218	4,725,961	51,607,496	1,555,878	1,214,403	1,899,249
MML Income & Growth Fund, Initial Class	4,710,783	1,645,114	231,431	6,124,466	64,796,851	1,136,898	-	621,780
MML Inflation-Protected and Income Fund, Initial Class	1,999,327	585,812	514,253	2,070,886	22,075,650	201,836	482,192	490,236
MML Large Cap Growth Fund, Initial Class	5,249,301	1,006,362	384,263	5,871,400	77,619,905	285,475	3,867,890	1,281,590
MML Managed Bond Fund, Initial Class	18,881,613	6,579,650	718,844	24,742,419	311,758,215	5,173,365	3,201,391	475,060
MML Mid Cap Growth Fund, Initial Class	4,782,203	918,244	756,180	4,944,267	76,092,271	205,309	4,474,469	6,603,245
MML Mid Cap Value Fund, Initial Class	5,999,051	1,051,013	957,935	6,092,129	77,004,513	1,411,585	2,998,371	5,828,808
MML PIMCO Total Return Fund, Class II	11,678,662	4,938,195	411,967	16,204,890	167,558,558	3,231,505	1,414,592	246,697
MML Short-Duration Bond Fund, Class II	7,321,417	2,361,635	1,459,666	8,223,386	82,398,327	737,530	323,321	163,329
MML Small Cap Growth Equity Fund, Initial Class	1,971,100	402,155	362,201	2,011,054	41,669,830	-	2,263,518	3,444,973
MML Small Company Value Fund, Class II	2,167,001	344,984	296,710	2,215,275	48,625,296	550,130	1,239,110	2,423,478
MML Strategic Emerging Markets Fund, Class II	1,404,551	35,028	109,172	1,330,407	13,237,553	-	-	28,119
Oppenheimer Global Fund/VA, Non-Service Shares*	1,347,189	214,555	282,462	1,279,282	48,548,741	-	633,079	4,792,183
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	12,563,439	3,704,916	702,476	15,565,879	82,654,816	-	3,846,142	787,519
Oppenheimer International Growth Fund/VA, Non-Service Shares*	15,271,227	10,534,076	3,834,939	21,970,364	53,168,282	-	650,138	2,702,109

					$1,787,302,624	$19,842,314	$40,151,525	$58,693,738

*	Fund advised by OFI Global Asset Management, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2013, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/25/13

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/25/13